Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	INTERCLOUD SYSTEMS, INC.
Entity Central Index Key	0001128725
Amendment Flag	false
Document Type	S-1
Document Period End Date	Mar 31, 2013
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 1,267,713	$ 646,978	$ 89,285
Accounts receivable, net of allowances of $458,860, $522,297 and $1,444 respectively	8,758,086	8,481,999	347,607
Inventory			10,992
Deferred loan costs	308,047	298,517
Note receivable	200,000
Other current assets	1,074,579	756,477	8,701
Total current assets	11,608,425	10,183,971	456,585
Property and equipment, net	345,800	367,624	338,759
Goodwill	20,561,980	20,561,980	343,986
Intangible assets, net	8,946,011	9,105,843	802,131
Deferred loan costs, net of current portion	1,446,848	1,528,262
Other assets	134,395	118,563	304,084
Total assets	43,043,459	41,866,243	2,245,545
Current Liabilities:
Accounts payable and accrued expenses	5,657,916	4,164,464	991,302
Deferred revenue	59,489	135,319
Income taxes payable	88,714	123,605
Bank debt, current portion	375,021	352,096	114,358
Notes, related parties	594,398	378,102	5,364
Contingent consideration	4,519,307	4,624,367	141,607
Term loans, current portion, net of debt discount	3,666,491	3,632,528	1,104,987
Total current liabilities	14,961,336	13,410,481	2,357,618
Other Liabilities:
Bank debt, net of current portion	132,301	207,831	698,289
Notes, related parties, net of current portion	105,694	105,694	936,054
Deferred tax liability	2,153,656	2,374,356
Term loans, net of current portion net of debt discount	11,527,066	11,880,237
Derivative financial instruments at estimated fair value	17,964	33,593	38,557
Total other liabilities	13,936,681	14,601,711	1,672,900
Series F, convertible preferred stock, $0.0001 par value, 12% cumulative, annual dividend, 4,800 shares authorized 575, 575 and 0 issued and outstanding at March 31, 2013, December 31, 2012 and December 31, 2011, $575,000 liquidation preference	557,933	557,933
Total Liabilities	29,455,950	28,570,125	4,030,518
Redeemable Common stock with $1.25 put option, 40,000, 40,000 and 0 shares issued and outstanding, at March 31, 2013, December 31, 2012 and December 31, 2011, $500,000 liquidation preference	499,921	499,921
Total redeemable common and preferred stock	16,319,044	16,584,704	620,872
Stockholders' Deficit:
Series A, convertible preferred stock, $0.0001 par value, 20,000,000 authorized; 0, 2,000,000 and 2,000,000 issued and outstanding as of March 31, 2013, December 31, 2012 and December 31, 2011		200	200
Common stock; $0.0001 par value; 500,000,000 shares authorized; 2,759,562, 1,955,930 and 1,269,901 issued and outstanding as of March 31, 2013, December 31, 2012 and December 31, 2011	280	200	127
Additional paid-in capital	10,738,387	9,095,366	7,871,227
Accumulated deficit	(13,506,651)	(12,455,783)	(10,382,921)
Total InterCloud Systems, Inc. stockholders' deficit	(2,767,984)	(3,360,017)	(2,511,367)
Non-controlling interest	36,449	71,431	105,522
Total stockholders' deficit	(2,731,535)	(3,288,586)	(2,405,845)
Total liabilities, non-controlling interest and stockholders' deficit	43,043,459	41,866,243	2,245,545
Redeemable Series B, convertible preferred stock
Other Liabilities:
Total redeemable common and preferred stock	2,216,760	2,216,760	15,000
Redeemable Series C, convertible preferred stock
Other Liabilities:
Total redeemable common and preferred stock	1,500,000	1,500,000
Redeemable Series D, convertible preferred stock
Other Liabilities:
Total redeemable common and preferred stock	40,212	605,872	605,872
Redeemable Series E, convertible preferred stock
Other Liabilities:
Total redeemable common and preferred stock	2,875,000	2,575,000
Redeemable Series F, convertible preferred stock
Other Liabilities:
Total redeemable common and preferred stock	3,575,000	3,575,000
Redeemable Series G, convertible preferred stock
Other Liabilities:
Total redeemable common and preferred stock
Redeemable Series H, convertible preferred stock
Other Liabilities:
Total redeemable common and preferred stock	1,425,000	1,425,000
Redeemable Series I, convertible preferred stock
Other Liabilities:
Total redeemable common and preferred stock	4,187,151	4,187,151
Preferred Stock Series A Convertible
Stockholders' Deficit:
Total stockholders' deficit		$ 200	$ 200

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Series F, convertible preferred stock	Dec. 31, 2012 Series F, convertible preferred stock	Dec. 31, 2011 Series F, convertible preferred stock	Mar. 31, 2013 Redeemable Series B, convertible preferred stock	Dec. 31, 2012 Redeemable Series B, convertible preferred stock	Dec. 31, 2011 Redeemable Series B, convertible preferred stock	Mar. 31, 2013 Redeemable Series C, convertible preferred stock	Dec. 31, 2012 Redeemable Series C, convertible preferred stock	Dec. 31, 2011 Redeemable Series C, convertible preferred stock	Mar. 31, 2013 Redeemable Series E, convertible preferred stock	Dec. 31, 2012 Redeemable Series E, convertible preferred stock	Dec. 31, 2011 Redeemable Series E, convertible preferred stock	Mar. 31, 2013 Redeemable Series F, convertible preferred stock	Dec. 31, 2012 Redeemable Series F, convertible preferred stock	Dec. 31, 2011 Redeemable Series F, convertible preferred stock	Mar. 31, 2013 Redeemable Series G, convertible preferred stock	Dec. 31, 2012 Redeemable Series G, convertible preferred stock	Dec. 31, 2011 Redeemable Series G, convertible preferred stock	Mar. 31, 2013 Redeemable Series H, convertible preferred stock	Dec. 31, 2012 Redeemable Series H, convertible preferred stock	Dec. 31, 2011 Redeemable Series H, convertible preferred stock	Mar. 31, 2013 Redeemable Series I, convertible preferred stock	Dec. 31, 2012 Redeemable Series I, convertible preferred stock	Dec. 31, 2011 Redeemable Series I, convertible preferred stock	Mar. 31, 2013 Preferred Stock Series A Convertible	Dec. 31, 2012 Preferred Stock Series A Convertible	Dec. 31, 2011 Preferred Stock Series A Convertible	Mar. 31, 2013 Redeemable Series D, convertible preferred stock	Dec. 31, 2012 Redeemable Series D, convertible preferred stock	Dec. 31, 2011 Redeemable Series D, convertible preferred stock
Allowance for doubtful accounts	$ 458,860	$ 522,297	$ 1,444
Preferred stock liability convertible preferred stock par value				$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock liability cumulative percentage rate				12.00%	12.00%	12.00%
Preferred stock liability shares authorized				4,800	4,800	4,800
Preferred stock liability shares issued				575,575	575,575	0
Preferred stock liability shares outstanding				575,575	575,575	0
Preferred stock liability liquidation preference				575,000	575,000	575,000
Common stock liquidation preference with option, per share	$ 1.25	$ 1.25	$ 1.25
Common stock liquidation preference shares issued	40,000	40,000	0
Common stock liquidation preference shares outstanding	40,000	40,000	0
Common stock liquidation preference	500,000	500,000	500,000
Redeemable convertible preferred stock, par value							$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001							$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized							60,000	60,000	60,000	1,500	1,500	1,500	3,500	3,500	3,500	4,800	4,800	4,800	3,500	3,500	3,500	2,000	2,000	2,000	4,500	4,500	4,500				1,000	1,000	1,000
Redeemable convertible preferred stock, shares issued							37,500	37,500	15,000	1,500	1,500	0	2,875	2,575	0	3,575	3,575	0				1,425	1,425	0	4,500	4,500	0				42	608	608
Redeemable convertible preferred stock, shares outstanding							37,500	37,500	15,000	1,500	1,500	0	2,875	2,575	0	3,575	3,575	0				1,425	1,425	0	4,500	4,500	0				42	608	408
Redeemable convertible preferred stock stated value										1,000	1,000	1,000	1,000	1,000	1,000																1,000	1,000	1,000
Redeemable preferred stock liquidation preference							$ 2,216,760	$ 2,216,760	$ 2,216,760	$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 2,875,000	$ 2,575,000	$ 0	$ 3,575,000	$ 3,575,000	$ 0				$ 1,425,000	$ 1,425,000	$ 1,425,000	$ 4,500,000	$ 4,500,000	$ 4,500,000				$ 40,212	$ 605,872	$ 605,872
Cumulative annual dividends rate										10.00%	10.00%	10.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	10.00%	10.00%	10.00%							10.00%	10.00%	10.00%
Cumulative dividends rate maximum																						150.00%	150.00%	150.00%
Preferred stock, par value		$ 0.0001																										$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		50,000,000																										20,000,000	20,000,000	20,000,000
Preferred stock, shares issued																												0	2,000,000	2,000,000
Preferred stock, shares outstanding																												0	2,000,000	2,000,000	42	608
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	2,759,562	1,955,930	1,269,901
Common stock, shares outstanding	2,759,562	1,955,930	1,269,901

Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Statements Of Operations [Abstract]
Revenues	$ 12,401,933	$ 1,520,035	$ 17,235,585	$ 2,812,210
Cost of revenue	8,766,303	864,680	12,059,099	1,851,018
Gross profit	3,635,630	655,355	5,176,486	961,192
Operating expenses:
Depreciation and amortization	197,610	29,730	348,172	39,229
Salaries and wages	1,661,769	453,829	3,802,158	5,053,600
Change in fair value of contingent consideration	(105,060)
General and administrative	1,275,826	430,830	3,788,015	1,251,102
Total operating expenses	3,030,145	914,389	7,938,345	6,343,931
Income (loss) from operations	605,485	(259,034)	(2,761,859)	(5,382,739)
Other income (expenses):
Change in fair value of derivative instruments	15,629	(780)	198,908	421,340
Interest expense	(1,336,579)	(61,330)	(1,699,746)	(1,443,229)
Equity loss attributable to affiliate			(50,539)
Net gain from deconsolidation of Digital subsidiary and write-off of related investment in subsidiary			453,514
Total other expense	(1,320,950)	(62,110)	(1,097,863)	(1,021,889)
Loss before benefit for income taxes	(715,465)	(321,144)	(3,859,722)	(6,404,628)
Benefit for income taxes	(220,700)		(2,800,972)
Net loss	(494,765)	(316,093)	(1,213,199)	(6,404,628)
Net (income) loss attributable to non-controlling interest	34,982	5,051	(16,448)
Net loss attributable to InterCloud Systems, Inc.	(459,783)	(316,093)	(1,229,647)	(6,404,628)
Less dividends on Series C, D, E, F and H Preferred Stock	(591,085)	17,722	(843,215)
Net loss attributable to InterCloud Systems, Inc. common stockholders	$ (1,050,868)	$ (333,815)	$ (2,072,862)	$ (6,404,628)
Loss per share attributable to InterCloud Systems, Inc. common stockholders:
Basic	$ (0.5)	$ (0.25)	$ (1.33)	$ (6.38)
Diluted	$ (0.5)	$ (0.25)	$ (1.33)	$ (6.38)
Basic weighted average common shares outstanding	2,103,957	1,341,110	1,553,555	1,003,264
Diluted weighted average common shares outstanding	2,103,957	1,341,110	1,553,555	1,003,264

Consolidated Statement of Changes in Stockholders' Deficit (USD $)	Total	Common Stock	Preferred Stock Series A Convertible	Additional Paid-in Capital	Accumulated Deficit	Non-Controlling Interest
Beginning Balance at Dec. 31, 2010	$ (1,404,790)	$ 85		$ 2,573,418	$ (3,978,293)
Beginning Balance, Shares at Dec. 31, 2010		847,792
Issuance of shares to UTA pursuant to loan modifications	242,702	2		242,700
Issuance of shares to UTA pursuant to loan modifications, Shares	16,596	16,596
Issuances from sale of shares	54,999	2		54,997
Issuances from sale of shares, Shares	27,271	27,271
Issuance of shares for consulting services	350,000	2		349,998
Issuance of shares for consulting services, Shares		24,000
Issuances of shares pursuant to loans	373,446	5		373,461
Issuances of shares pursuant to loans, Shares	32,000	48,000
Issuance of shares to employees and officers	3,761,000	8	200	3,760,792
Issuance of shares to employees and officers, Shares	84,000	84,000	2,000,000
Issuances of shares from conversion of notes payable	123,998	12		123,986
Issuances of shares from conversion of notes payable, Shares	117,386	117,386
Issuance of shares for acquisition not completed	290,766	2		290,764
Issuance of shares for acquisition not completed, Shares	16,856	16,856
Issuance of shares to non-employees for services	350,000
Issuance of shares pursuant to conversion of notes payable	(21,669)
Issuance of shares pursuant to completed acquisition	181,642	7		76,113		105,522
Issuance of shares pursuant to completed acquisition, Shares	68,000	68,000
Issuances of shares in settlement of note payable	25,000	2		24,998
Issuances of shares in settlement of note payable, Shares	20,000	20,000
Net Loss	(6,404,628)				(6,404,628)
Ending Balance at Dec. 31, 2011	(2,405,845)	127	200	7,871,227	(10,382,921)	105,522
Ending Balance, Shares at Dec. 31, 2011		1,269,901	2,000,000
Issuance of shares to non-employees for services	338,900	13		338,887
Issuance of shares to non-employees for services, Shares	132,000	132,000
Conversion of Series D Preferred Stock	352,344	13		352,331
Conversion of Series D Preferred Stock, Shares		128,000
Issuance of shares to employees for stock based compensation	30,000	4		29,996
Issuance of shares to employees for stock based compensation, Shares		40,000
Issuance of shares for option exercise. Shares	51,810,451
Issuance of shares pursuant to conversion of notes payable	153,216	18		153,198
Issuance of shares pursuant to conversion of notes payable, Shares	177,270	177,270
Issuance of shares pursuant to completed acquisition	77,500	4		77,496
Issuance of shares pursuant to completed acquisition, Shares	40,000	40,000
Reclassification to temporary equity	(77,496)			(77,496)
Reclassification to temporary equity, Shares		(40,000)
Stock based compensation for options issued to consultant	45,000			45,000
Issuance of shares for extinguishment of debt and cancellation of warrants	352,763	21		352,742
Issuance of shares for extinguishment of debt and cancellation of warrants, Shares	208,759	208,759
Distribution to non-controlling interest	(50,539)				(50,539)
Change in value of redeemable securities	(248,015)			(248,015)
Contributed capital by CEO for waiver of salary	200,000			200,000
Preferred dividends	(843,215)				(843,215)
Net Loss	(1,213,199)				(1,229,647)	16,448
Ending Balance at Dec. 31, 2012	(3,288,586)	200	200	9,095,366	(12,506,322)	121,970
Ending Balance, Shares at Dec. 31, 2012		1,995,930	2,000,000
Issuance of shares for conversion of preferred dividends	246,322	16		246,306
Issuance of shares for conversion of preferred dividends, Shares		164,023
Issuance of shares to non-employees for services	84,501	3		84,498
Issuance of shares to non-employees for services, Shares		25,000
Conversion of Series D Preferred Stock	565,660	16		565,644
Conversion of Series D Preferred Stock, Shares		157,949
Conversion of series A preferred stock		16	(200)	184
Conversion of series A preferred stock, Shares		160,000	(2,000,000)
Issuance of shares to employees for stock based compensation	57,600	2		57,598
Issuance of shares to employees for stock based compensation, Shares		20,000
Issuance of shares for waiver of loan covenants	248,575	8		248,567
Issuance of shares for waiver of loan covenants, Shares		81,500
Issuance of shares for option exercise	15,000	2		14,998
Issuance of shares for option exercise. Shares		20,000
Issuance of shares pursuant to conversion of notes payable	425,243	17		425,226
Issuance of shares pursuant to conversion of notes payable, Shares		175,160
Preferred dividends	(591,085)				(591,085)
Net Loss	(494,765)				(459,783)	(34,982)
Ending Balance at Mar. 31, 2013	$ (2,731,535)	$ 280		$ 10,738,387	$ (13,557,190)	$ 86,988
Ending Balance, Shares at Mar. 31, 2013		2,759,562

Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (494,765)	$ (316,093)	$ (1,213,199)	$ (6,404,628)	$ (3,900,406)
Adjustments to reconcile net loss from continuing operations to net cash provided by (used in) operations:
Depreciation and amortization	197,610	29,730	348,172	39,229
Amortization of debt discount and deferred debt issuance costs	81,581		163,590	1,104,011
Fair value of options issued for services			45,000
Stock compensation for services	157,100	30,000	338,900	4,111,000
Change in fair value of derivative liability	(15,629)	780	(198,908)	(421,340)
Change in fair value of contingent consideration	(105,060)
Issuance of common shares for extinguishment of debt and cancellation of warrants			352,763
Fair value of common shares issued for waiver of debt covenants	248,575
Issuance of shares pursuant to convertible notes	(425,243)		(153,216)	21,669
Fair value of shares issued to officer			382,344
Deferred taxes	(220,700)		(2,800,972)
Equity loss attributable to affiliate			50,539
Net gain on deconsolidation of Digital subsidiary and write off of related investment in subsidiary			(453,514)
Undistributed earnings from non-controlled interest	(34,982)	(5,051)	16,448
Changes in operating assets and liabilities:
Accounts receivable	(276,086)	(277,884)	(2,252,492)	(66,866)
Other assets	(333,934)	916	10,992	5,858
Deferred revenue	(75,830)		135,319
Accounts payable and accrued expenses	1,336,523	31,599	2,099,076	542,535
Total adjustments	959,168	(189,910)	(1,762,743)	5,336,096
Net cash provided by (used) in operating activities	464,403	(511,054)	(2,975,942)	(1,068,532)
Cash flows from investing activities:
Advances to affiliate			(179,061)
Purchases of equipment	(15,954)	(5,145)	(89,258)	(81,144)
Issuance of convertible notes receivable	(200,000)
Consideration paid for acquisitions, net of cash received			(13,467,074)	(39,330)
Net cash used in investing activities	(215,954)	(5,145)	(13,735,393)	(120,474)
Cash flows from financing activities:
Proceeds from sale of common stock				55,000
Proceeds from sale of preferred stock, net of issuance costs	300,000	801,948	6,954,429	15,000
Increase in deferred loan costs			(1,339,043)
Proceeds from bank borrowings	52,500	71,000	150,000	136,168
Repayments of notes and loans payable	(405,214)	(458,783)	(2,107,635)	(392,742)
Proceeds from third party borrowings			15,187,796	1,422,326
Proceeds from related party borrowings	425,000	121,649	852,668	20,063
Repayments of acquisition notes payable			(2,378,648)
Distribution to non-controlling interest			(50,539)
Net cash provided by financing activities	372,286	535,814	17,269,028	1,255,815
Net increase in cash	620,735	19,615	557,693	66,809
Cash, beginning of period	646,978	89,285	89,285	22,476
Cash, end of period	1,267,713	108,900	646,978	89,285	22,476
Supplemental disclosures of cash flow information:
Cash paid for interest	73,874	112,863	581,229	108,938
Cash paid for income taxes	10,605		9,890
Non-cash investing and financing activities:
Issuance of shares to lenders for waiver of debt covenants	248,575	18,453
Common stock issued for loan modification				242,702
Common stock issued on debt conversion	425,243		153,216	25,000
Common stock issued for acquisition not completed			290,766	290,766
Forfeiture of officers compensation			200,000
Preferred Stock issued for waiver of salary				200,000
Conversion of preferred shares into common shares	565,660		352,344
Common stock issued for acquisition				76,120
Redeemable common stock			499,921
Redeemable preferred stock issued for acquisition			8,320,054
Promissory notes issued for acquisition			2,378,668	341,607
Common stock issued for deferred loan cost				373,446
Preferred stock issued in settlement of debt obligation			616,760	605,872
Preferred dividend	591,085	17,722	843,215
Fair value of warrants accounted for as derivatives and corresponding increase in debt discount			193,944
Notes payable to satisfy liabilities associated with deferred loan costs			610,000
Conversion of preferred dividends into common shares	$ 246,322

Description of Business	3 Months Ended
Mar. 31, 2013
Description Of Business [Abstract]
DESCRIPTION OF BUSINESS
1.            DESCRIPTION OF BUSINESS

InterCloud Systems, Inc. (formerly known as Genesis Group Holdings, Inc. and Genesis Realty Group, Inc.) (the “Company”) was incorporated on November 22, 1999 under the laws of the State of Delaware.  Prior to December 31, 2009, the Company was a development-stage company and had limited activity. The Company’s initial activities were devoted to developing a business plan, structuring and positioning itself to take advantage of available acquisition opportunities and raising capital for future operations and administrative functions. The Company began filing periodic reports with the Securities and Exchange Commission in November 2000. The Company has not previously listed its shares on any national securities exchange. The Company's shares have been quoted on the OTCBB since March 2011.

On August 1, 2008, the Company authorized an increase in the number of shares of common stock to 500,000,000 shares of common stock and authorized 50,000,000 shares of a new class of preferred stock, par value $0.0001 per share.

On January 14, 2010, the Company acquired all of the outstanding shares of Digital Comm, Inc., a Florida corporation (“Digital”), in exchange for 50,000,000 shares of common stock of the Company.  Digital was originally formed on September 13, 2006 and, on January 14, 2010, was reorganized as a wholly-owned subsidiary of the Company.  Digital is a provider of specialty contracting services, primarily in the installation of fiber optic telephone cable.  These services are provided throughout the United States and include engineering, construction, maintenance and installation services to telecommunications providers, underground facility locating services to various utilities, including telecommunications providers, and other construction and maintenance services to electric and gas utilities and others. On September 13, 2012, the Company sold 60% of the outstanding shares of common stock of Digital to the Company’s former president and a former director. The Company did not attribute any value to its equity investment in Digital at December 31, 2012 based on Digital's historical recurring losses, expected future losses and its liabilities far exceeding the value of its tangible and intangible assets at such date. (See Note 4)

For financial accounting purposes, the acquisition of Digital was treated as a recapitalization of the Company with the former stockholders of the Company retaining approximately 40% of the outstanding common stock.  This transaction has been accounted for as a reverse acquisition and, accordingly, the transaction has been treated as a recapitalization of Digital, with Digital as the accounting acquirer.  The historical financial statements are a continuation of the financial statements of Digital, and any difference of the capital structure of the combined entity as compared to Digital’s historical capital structure is due to the recapitalization of the acquired entity.

Since January 1, 2011, the Company has also completed the following acquisitions:

●
Tropical Communications, Inc.  In August 2011, the Company acquired Tropical Communications, Inc. (“Tropical”), a Miami-based provider of services to construct, install, optimize and maintain structured cabling for commercial and governmental entities in the Southeast.

●
Rives-Monteiro Engineering LLC and Rives-Monteiro Leasing, LLC.  In December 2011, the Company acquired a 49% stake in Rives-Monteiro Engineering LLC (“RM Engineering”), a certified Women Business Enterprise (WBE) cable firm based in Tuscaloosa, Alabama that performs engineering services in the Southeastern United States and internationally, and 100% of Rives-Monteiro Leasing, LLC (“RM Leasing”), an equipment provider for cable-engineering services firms.  The Company has an option to purchase the remaining 51% of RM Engineering for a nominal sum at any time.

●
ADEX Corporation.  In September 2012, the Company acquired ADEX Corporation (“ADEX”), an Atlanta-based provider of staffing solutions and other services to the telecommunications industry.  ADEX’s project staffing solutions diversified our ability to service our customers domestically and internationally throughout the project lifecycle.

●
T N S, Inc.  In September 2012, the Company also acquired T N S, Inc. (“TNS”), a Chicago-based structured cabling company and DAS installer that supports voice, data, video, security and multimedia systems within commercial office buildings, multi-building campus environments, high-rise buildings, data centers and other structures.  T N S extends the Company's geographic reach to the Midwest area and the Company's client reach to end-users, such as multinational corporations, universities, school districts and other large organizations that have significant ongoing cabling needs.

●
Environmental Remediation and Financial Services, LLC.  In November 2012, the Company's ADEX subsidiary acquired Environmental Remediation and Financial Services, LLC (“ERFS”), an environmental remediation and disaster recovery company.  The acquisition of this company augmented ADEX’s disaster recovery service offerings.

On December 7, 2012, the Company’s stockholders approved a reverse stock split of its common stock at a ratio of 1-for-125. The reverse stock split became effective on January 14, 2013. All applicable share and per-share amounts have been retroactively adjusted to reflect the reverse stock split.

Restatement	3 Months Ended
Mar. 31, 2013
Restatement [Abstract]
RESTATEMENT
2.            RESTATEMENT

In March 2013, the Company determined that the previously-issued financial statements for fiscal years 2010 to 2012, including annual and quarterly financial statements within such fiscal periods, should no longer be relied upon due to the Company’s failure to properly account for certain items under generally accepted accounting principles in effect during the aforementioned periods.  The Company, in conjunction with its independent registered public accounting firm, has evaluated the errors that occurred during the periods.  As a result, the Company determined that the financial statements for fiscal years ended December 31, 2011 and 2010, along with the interim periods ended March 31, June 30 and September 30, 2012, can no longer be relied upon and require restatement.  The proper application of the relevant accounting provisions requires reclassifications and adjustments to the Company’s previously-issued Consolidated Balance Sheets and Consolidated Statement of Operations and Statement of Stockholders’ Deficit.

1)
The Company has performed an assessment of stock-based compensation issued to employees during the periods 2010 to 2012 to determine if the accounting previously applied was within the scope of Accounting Standards Codification Topic 718 (ASC 718), which was effective as of January 1, 2006.  Under the fair value recognition provisions of ASC 718, stock-based compensation  is measured at the grant date based on the fair value of the award and is recognized as an expense on a straight-line basis over the requisite service period, based on the terms of the awards.  The Company concluded that the issuances of stock-based compensation are within the scope of ASC 718, although the provisions of ASC 718 were not properly applied. In January 2010, the Company issued 4,000,000 shares of common stock to one of its officers with a fair value of $2,400,000 for services rendered for the years 2010 to 2012.  The compensation expense of $2,400,000 was previously recognized over the three-year service period of the related employment contract, ($800,000 per year during each of 2011 and 2010, $150,000 in the interim period ended March  31, 2012, and $200,000 in each of the interim periods ended June 30, 2012 and September 30, 2012).   The Company has determined that because the award did not contain any explicit or implicit performance or service condition, the fair value of the award should have been expensed upon its grant, which was in January 2010.  As a result, salaries and wages were understated by $1,600,000 for the annual period ended December 31, 2010, overstated by $800,000 for the annual period ended December 31, 2011, overstated $150,000 for the interim period ending March 31, 2012 and overstated by $200,000 for each of the interim periods ended June 30, 2012 and September 30, 2012.

2)
In August 2010, the Company entered into a Note and Warrant Purchase Agreement pursuant to which it sold warrants for the right to purchase up to 167,619 shares of the Company’s common stock at $18.75 per share. The warrants were treated as detachable warrants under ASC 815, Broad Transactions – Derivatives and Hedging, in error and accounted for as a reduction in stockholders’ equity in an amount equal to the fair value of the warrants. The Company has determined that the warrants should have been treated as a debt discount (reduction in notes payable balance instead of shareholder equity) and amortized over the term of the related note using the effective interest method.  As a result, notes payable was overstated by $381,145 and additional paid in capital was understated by $381,145. The warrant included a derivative feature, which was not an equity contract, and its full value upon issuance should have been allocated to the loan proceeds as a debt discount.  Additionally, the understatement of debt discount resulting from this misstatement should have been amortized over the term of the loan.

As a result, notes payable was overstated by $381,145 at December 31, 2010 and $228,465 at December 31, 2011. Additional paid-in-capital was understated by $381,145 as of September 30, 2012, June 30, 2012, March 31, 2012 and December 31, 2011 and 2010. Interest expense was  understated by $158,810 for the year ended December 31, 2010, and by $162,810 for the year ended December 31, 2011.

3)
In December 2011, the Company entered into a Third Loan Modification Agreement with its lender UTA Capital LLC (“UTA”). As a result of this amendment, the Company recorded an increase to its additional paid-in capital for a debt discount of $301,876 resulting from perceived amendments to the terms of the warrants issued to UTA when the Company entered into the modification of the loan agreement.  However, the terms of the warrants were not amended, and the modification of the loan agreement only confirmed that the number of warrants outstanding should have increased pursuant to the anti-dilution provisions included in the initial terms of the warrants, as granted.  The error also resulted in an overstatement of interest expense due to the amortization of debt discount during 2012 for $261,876 and $40,000 in 2011. The Company noted that it incorrectly calculated the fair value of the additional warrants issued and noted the impact of such miscalculation to the profit and loss statement was immaterial in 2012 and 2011.

4)
On August 6, 2010, the Company issued 167,619 warrants to purchase 167,619 shares of the Company’s common stock at $18.75 per share to a lender. The warrants qualified as a derivative instrument and are therefore required to be recorded as a liability at fair value when issued and adjusted to current fair value on a quarterly basis in accordance with ASC Topic 820, Fair Value Measurements and Disclosures.   As a result, the change in fair value of the derivative and the corresponding derivative liability were understated by $37,414 at December 31, 2011, $37,414 at March 31, 2012 and $37,414 at June 30, 2012.

5)
The Company recorded certain consideration provided to lenders as deferred loan costs, which amounted to $53,848 at December 31, 2011. The Company reclassified the carrying value of the unamortized consideration to debt discount at December 31, 2011.

6)	The Company properly recorded the compensation expense in 2011 to a former officer for $200,000 but incorrectly recorded the liability as additional paid in capital.

7)
The Company did not properly allocate an amount to intangible assets for the acquisitions of Tropical and RM Engineering, as of December 31, 2011, and on TNS and ADEX, as of September 17, 2012, until it had an independent party prepare a valuation report in 2013.  Based on the results of the report, the Company corrected its original allocations and increased additional paid in capital for the value of the stock issued by $69,226, increased acquisition notes payable by $141,607, decreased the impairment of goodwill by $437,000 and increased the carrying value of goodwill and other intangible assets by $509,381. The Company amortized the intangible assets with a useful life of two to ten years and recorded amortization expense of $39,314 in the third quarter of 2012, $15,922 in the second quarter of 2012, and $15,922 in the first quarter of 2012. Based on the results of the report, the Company recorded goodwill and intangible assets of $458,331 for Tropical, $51,050 for RM Engineering, $505,631 for TNS and $2,200,791 for ADEX.  The Company also recorded the contingent consideration to be paid, which was $15,320 for Tropical, $127,385 for RM Engineering, $2,123,210 for ADEX and $259,550 for TNS.

8)
On September 13, 2012, the Company sold 60% of the outstanding shares of common stock of Digital to the Company’s former president and a former director. As consideration for the purchase, the former president issued to the Company a non-recourse promissory note in the principal amount of $125,000. The note is secured by the purchased shares.

At the date of disposition, the Company had a receivable from Digital of approximately $880,000.  In the quarter ended September 30, 2012, the Company recorded a loss of $880,393 on the write-off of the receivable. The Company also recorded a note receivable from the former president in the amount of $125,000 and recorded its remaining investment in Digital in the amount of $83,333.  The Company also recorded a contribution to additional paid in capital in the amount of $1,586,919 based on the disposition.

The Company subsequently reviewed the accounting for the transaction and concluded that it should write off the $125,000 promissory note from its former president, as it deemed it unlikely that he could repay the note.  The Company also adjusted the negative investment carrying amount at the time of deconsolidation to zero, which resulted in a net gain of approximately $528,000. The Company does not attribute any value to its equity investment in Digital at December 31, 2012 based on Digital's historical recurring losses and expected future losses and Digital's liabilities far exceeding the value of its tangible and intangible assets at such date.

9)
In September 2012, the Company entered into a Loan and Security Agreement with a lender to provide the Company term loans in the aggregate amount of $13,000,000.   As part of the agreement, the Company issued to the lender warrants to purchase up to 10% of the Company’s common stock on a fully-diluted basis.  The Company has determined that the warrants should have been treated as a debt discount (reduction in notes payable balance instead of shareholder equity) and amortized over the term of the related note.  The Company recorded the derivative value of the warrants issued to the lender on September 17, 2012 as a derivative liability in the amount of $360,738 and expensed the amount as a change in fair value of derivative instruments.  The Company recomputed the amount of the derivative liability as $193,944 and recorded the amount as a debt discount.

10)
In September 2012, the Company issued its former president 400 shares of Series D Preferred Stock with a fair value of $352,344 for services rendered during the quarter ended September 30, 2012, but did not record compensation expense for that amount in the quarter ended September 30, 2012. As a result, salaries and wages were understated by $352,344 in the quarter ended September 30, 2012.  No other periods were impacted by the error.

11)
During the quarter ended September 30, 2012, the Company issued Series E Preferred Stock.  The Company recorded the amount of subscriptions received as subscriptions for shares of Series E Preferred Stock, but subsequently it was determined that some of the shares of Series E Preferred Stock should have been classified as Series B Preferred Stock. The Company also classified the Series E Preferred Stock as equity, and subsequently determined that, based on the redeemable feature of the Series E Preferred Stock, it should have been classified as temporary equity.

12)
The Company classified its Series D Preferred Stock as permanent equity and subsequently determined that, based on the redeemable feature of the Series D Preferred Stock, it should be classified as temporary equity. The Series D Preferred Stock was listed as $566 in the equity section of the balance sheet, but should have been recorded at the redemption value of $605,872 in the temporary equity section of the balance sheet at March 31, 2012, June 30, 2012 and September 30, 2012, and at December 31, 2011.

13)
The Company recorded the Series A Preferred Stock as temporary equity with a value of $200,000. The Company evaluated the Series A Preferred Stock and determined that, based on the par value of such stock, along with its low probability of being redeemed, such stock should be classified as permanent equity, with the amount listed at par value.  This resulted in a change of $199,800 to the Series A Preferred Stock value.

14)
During the quarters ended March 31, 2012 and June 30, 2012, the Company classified Series C Preferred Stock as permanent equity. Upon reviewing the redeemable features of such stock, the Company reclassified the value of the outstanding shares as temporary equity.

15)
On February 14, 2011, the Company and UTA entered into a First Loan Extension and Modification Agreement (the “Modification Agreement”) in connection with the Company’s existing note payable, which had a balance of $775,000 at December 31, 2010.  The Modification Agreement provided for an extension of the original maturity date of the note from August 6, 2011 to September 30, 2011. In exchange for consenting to the Modification Agreement, UTA was issued 10,257 shares of the Company’s common stock, which had a fair value of $153,850 and was recorded as a debt discount. Additionally, as additional consideration for the Company’s failure to satisfy a certain covenant in the loan agreement, UTA was issued 4,000 shares of the Company’s common stock, which shares were recorded as a penalty paid to the lender and recorded as an expense.  As of December 31, 2011, these two additional issuances of shares had not been physically issued.  However, such shares are reflected on the accompanying financial statements as if issued.  This amendment was accounted for as an extinguishment and therefor the unamortized deferred loan costs of $53,848, debt discount from the original agreement of $504,648 and debt discount from this amendment of $153,850 were expensed.

The following are the previously-reported and as adjusted balances on the Company’s consolidated balance sheets at September 30, 2012, June 30, 2012, March 31, 2012, and December 31, 2011 and 2010 and consolidated statements of operations for the periods ended September 30, 2012, June 30, 2012 and March 31, 2012 and for the years ended December 31, 2011 and 2010, and the corresponding over/understatement on each appropriate financial caption for each error.

	Quarter Ended March 31, 2012
	As Previously
Consolidated Statement of Operations	Reported	Adjustments		As Restated
Operating expenses	(unaudited)	(unaudited)		(unaudited)
Depreciation and amortization	$14,208	$15,522	7	$29,730
Salaries and wages	180,000	(150,000)	1	30,000
Total operating expenses	1,048,867	(134,478)		914,389
Other income (expenses)
Interest expense	(289,223)	227,893	5	(61,330)
Total other income (expense)	(290,003)	227,893		(62,110)
Net Loss	(683,515)	362,371		(321,144)
Net income attributable to non-controlling interest	5,051	-		5,051
Net Loss attributable to InterCloud Systems, Inc	(678,464)	362,371		(316,093)
Less dividends on Series C,D,E,F and H Preferred stock	(17,722)	-		(17,722)
Net Loss attributable to InterCloud Systems, Inc common stockholders	$(696,186)	$362,371		$(333,815)

	As of March 31, 2012
	As Previously
Consolidated Balance Sheet	Reported	Adjustments		As Restated
	(Unaudited)	(Unaudited)		(Unaudited)
Current assets
Deferred loan costs	54,420	$(54,420)	5	$-
Total current assets	$801,923	(54,420)		747,503
Intangible assets, net	717,236	493,859	7	1,211,095
Total assets	2,139,980	439,439		2,579,419
Current liabilities
Accounts payable	447,724	200,000	6	647,724
Contingent consideration	-	141,607	7	141,607
Total current liabilities	1,401,136	341,607		1,742,743
Derivative liabilities	1,923	37,414	4	39,337
Total other liabilities	1,842,009	37,414		1,879,423
Series C Preferred stock	-	800,000	14	800,000
Series D Preferred stock	-	605,872	12	605,872
Total temporary equity	318,839	1,405,872		1,724,711
Stockholders' equity (deficit)
Series C Preferred stock	1	(1)	14	-
Series D Preferred Stock	566	(566)	12	-
Additional paid-in capital	8,768,447	(985,224)	1,10	7,783,223
Accumulated deficit	(10,317,112)	(359,663)	1,4,5,6,7	(10,676,775)
Total stockholders' deficit	(1,421,554)	(1,345,454)		(2,767,008)
Total liabilities, non-controlling interest and stockholders' deficit	$2,139,980	$439,439		$2,579,419

	Quarter Ended June 30, 2012
	As Previously
Consolidated Statement of Operations	Reported	Adjustment		As Restated
Operating expenses	(unaudited)	(unaudited)		(unaudited)
Depreciation and amortization	$25,002	$15,522	7	$40,524
Salaries and wages	200,000	(200,000)	1	-
Total operating expenses	882,462	(184,478)		697,984
Other income (expenses)
Interest expense	(287,120)	24,191	5	(262,929)
Total other income (expense)	(287,607)	24,191		(263,416)
Net loss	(719,743)	208,669		(511,074)
Net income attributable to non-controlling interest	11,897	-		11,897
Net Loss attributable to InterCloud Systems, Inc	(707,846)	208,669		(499,177)
Less dividends on Series C,D,E,F and H Preferred stock	(35,236)	-		(35,236)
Net Loss attributable to InterCloud Systems, Inc common stockholders	$(743,082)	$208,669		$(534,413)

	Six Months Ended June 30, 2012
	As Previously
Consolidated Statement of Operations	Reported	Adjustment		As Restated
Operating expenses	(unaudited)	(unaudited)		(unaudited)
Depreciation and amortization	$39,210	$31,044	7	$70,254
Salaries and wages	380,000	(350,000)	1	30,000
Total operating expenses	1,954,708	(318,956)		1,635,752
Other income (expenses)
Interest expense	(594,064)	252,084	5	(341,980)
Total other income (expense)	(571,953)	252,084		(319,869)
Net loss	(1,403,258)	571,040		(832,218)
Net income attributable to non-controlling interest	16,948	-		16,948
Net Loss attributable to InterCloud Systems, Inc	(1,386,310)	571,040		(815,270)
Less dividends on Series C,D,E,F and H Preferred stock	(52,958)	-		(52,958)
Net Loss attributable to InterCloud Systems, Inc common stockholders	$(1,439,268)	$571,040		$(868,228)

	As of June 30, 2012
Consolidated Balance Sheet	As Previously Reported	Adjustment		As Restated
	(Unaudited)	(Unaudited)		(Unaudited)
Current assets
Deferred loan costs	$30,229	$(30,229)	5	$-
Total current assets	703,343	(30,229)		673,114
Intangible assets, net	717,236	478,337	7	1,195,573
Total assets	2,122,107	448,108		2,570,215
Current liabilities
Accounts payable	653,687	200,000	6	853,687
Contingent consideration	-	141,607	7	141,607
Total current liabilities	2,877,016	341,607		3,218,623
Derivative liabilities	1,013	37,414	4	38,427
Total other liabilities	512,766	37,414		550,180
Series C Preferred stock		1,150,000	14	1,150,000
Series D Preferred stock		605,872	12	605,872
Total temporary equity	326,750	1,755,872		2,082,622
Stockholders' equity (deficit)
Series C Preferred stock	1	(1)	14	-
Series D Preferred Stock	566	(566)	12	-
Additional paid-in capital	9,355,272	(1,535,224)	2,12	7,820,048
Accumulated deficit	(11,082,070)	(150,994)	1,4,5,6,7	(11,233,064)
Total stockholders' deficit	(1,594,425)	(1,686,785)		(3,281,210)
Total liabilities, non-controlling interest and stockholders' deficit	$2,122,107	$448,108		$2,570,215

	Quarter Ended September 30, 2012
	As Previously
Consolidated Statement of Operations	Reported	Adjustment		As Restated
Operating expenses	(unaudited)	(unaudited)		(unaudited)
Depreciation and amortization	$41,434	$39,314	7	$80,748
Salaries and wages	223,998	152,344	1	376,342
Total operating expenses	882,462	191,658		1,074,120
Other income (expenses)
Interest expense	(723,675)	-		(723,675)
Change in fair value of derivative	(360,868)	360,738	9	(130)
Gain (loss) from deconsolidation of Digital	(880,393)	1,462,429	8	582,036
Total other income (expense)	(2,017,975)	1,823,167		(194,808)
Net loss	(2,442,410)	1,631,509		(810,901)
Net income attributable to non-controlling interest	16,163	-		16,163
Net Loss attributable to InterCloud Systems, Inc	(2,426,247)	1,631,509		(794,738)
Less dividends on Series C,D,E,F and H Preferred stock	(52,999)	-		(52,999)
Net Loss attributable to InterCloud Systems, Inc common stockholders	$(2,479,246)	$1,631,509		$(847,737)

	Nine Months Ended September 30, 2012
	As Previously
Consolidated Statement of Operations	Reported	Adjustment		As Restated
Operating expenses	(unaudited)	(unaudited)		(unaudited)
Depreciation and amortization	$80,644	$70,358	7	$151,002
Salaries and wages	603,998	(197,656)	1	406,342
Total operating expenses	3,653,187	(127,298)		3,525,889
Other income (expenses)
Change in fair value of derivative	(360,738)	360,738	9	-
Gain (loss) from deconsolidation of Digital	(880,393)	1,462,429	8	582,036
Interest expense	(1,370,738)	252,084	5	(1,118,654)
Total other income (expense)	(2,589,888)	2,075,251		(514,637)
Net loss	(3,845,628)	2,169,438		(1,676,190)
Net income attributable to non-controlling interest	33,111	33,111		66,222
Net Loss attributable to InterCloud Systems, Inc	(3,812,517)	2,202,549		(1,609,968)
Less dividends on Series C,D,E,F and H Preferred stock	(105,957)	-		(105,957)
Net Loss attributable to InterCloud Systems, Inc common stockholders	$(3,918,474)	$2,202,549		$(1,715,925)

	As of September 30, 2012
	As Previously
Consolidated Balance Sheet	Reported	Adjustment		As Restated
	(Unaudited)	(Unaudited)		(Unaudited)
Current assets
Deferred loan costs	$1,823,465	$(1,529,830)	5	$293,635
Total current assets	9,779,553	(1,529,830)		8,249,723
Goodwill and Intangible assets, net	15,731,611	3,013,825	7	18,745,436
Note receivable - related party	125,000	(125,000)		-
Investment in Digital	83,333	(83,333)		-
Deferred loan costs, net of current portion	-	1,499,601	7	1,499,601
Total assets	26,177,676	2,775,263		28,952,939
Current liabilities
Accounts payable	1,250,170	200,000	6	1,450,170
Notes payable, acquisitions	-	2,522,465	7	2,522,465
Total current liabilities	6,322,473	2,722,465		9,044,938
Term loan, net of current portion, net of debt discount	12,350,000	(193,944)		12,156,056
Derivative liabilities	361,881	(129,380)	4	232,501
Total other liabilities	12,962,324	(129,380)		12,832,944
Series A Preferred Stock	200,000	(200,000)	13	-
Series B Preferred Stock	384,063	958,216	11	1,342,279
Series D Preferred stock	-	1,491,690	12	1,491,690
Series E Preferred stock	-	2,225,000	11	2,225,000
Series F Preferred stock	4,150,000	-		4,150,000
Total temporary equity	6,734,063	4,474,906		11,208,969
Stockholders' equity (deficit)
Series A Preferred Stock	-	200	13	200
Series D Preferred Stock	566	(566)	12	-
Series E Preferred stock	4	(4)	11	-
Additional paid-in capital	13,664,000	(7,151,459)	1,8,11	6,512,541
Accumulated deficit	(13,599,948)	2,859,101	1,4,5,6,7,8	(10,740,847)
Total stockholders' deficit	158,816	(4,292,728)		(4,133,912)
Total liabilities, non-controlling interest and stockholders' deficit	$26,177,676	$2,775,263		$28,952,939

	As of December 31, 2010
	As Previously
Consolidated Balance Sheet	Reported	Adjustment		As Restated
Current liabilities
Term loans, current portion	$509,268	$(222,335)	2	$286,933
Total current liabilities	1,368,030	(222,335)		1,145,695
Stockholders' equity (deficit)
Additional paid-in capital	581,800	1,991,657	1,2	2,573,457
Accumulated deficit	(2,219,483)	(1,758,810)	1,2	(3,978,293)
Total InterCloud Systems, Inc. stockholders' deficit	(1,627,086)	222,335		(1,404,751)
Total stockholders' deficit	(1,627,086)	222,335		(1,404,751)
Total liabilities, non-controlling interest and stockholders' deficit	$430,383	$-		$430,383

	For The Year Ended December 31, 2010
	As Previously
Consolidated Statement of Operations	Reported	Adjustment		As Restated
Operating expenses
Salaries and wages	$1,574,374	$1,600,000	1	$3,174,374
Total operating expenses	3,203,855	597,219		3,801,074
Other income (expenses)
Interest expense	(267,368)	(158,810)	2	(426,178)
Total other income (expense)	109,420	(158,810)		(49,390)
Net loss	$(2,141,596)	$(1,758,810)		$(3,900,406)

	For The Year Ended December 31, 2011
	As Previously
Consolidated Statement of Operations	Reported	Adjustment		As Restated
Operating expenses
Salaries and wages	$5,853,600	$(800,000)	1	$5,053,600
Total operating expenses	8,994,949	(2,651,018)		6,343,931
Other income (expenses)
Change in fair value of derivative	458,754	(37,414)	2,4	421,340
Goodwill impairment	(437,000)	437,000	7	-
Interest expense	(1,240,457)	(202,772)	2,3,7	(1,443,229)
Total other income (expense)	(1,218,703)	196,814		(1,021,889)
Net loss	$(7,401,442)	$996,814		$(6,404,628)

	As of December 31, 2011
	As Previously
Consolidated Balance Sheet	Reported	Adjustment		As Restated
Current Assets
Deferred loan costs	$53,848	$(53,848)	5	$-
Total current assets	510,433	(53,848)		456,585
Goodwill	636,736	(292,750)		343,986
Intangible assets	-	802,131		802,131
Total assets	1,790,012	455,533		2,245,545
Current liabilities
Accounts payable and accrued expenses	791,302	200,000	6	991,302
Notes payable for earnouts	-	141,607	7	141,607
Term loans, current portion	876,522	228,465	2,5	1,104,987
Total current liabilities	1,787,547	570,071		2,357,618
Other liabilities
Derivative liability	1,143	37,414	4	38,557
Total other liabilities	1,635,486	37,414		1,672,900
Series D Preferred Stock	-	605,872		605,872
Total Temporary Equity	15,000	605,872		620,872
Stockholders' Equity (Deficit)
Additional paid-in capital	7,850,944	20,283	1,2,3,6,10	7,871,227
Accumulated deficit	(9,620,926)	(761,995)	1,2,3,4,10	(10,382,921)
Total InterCloud Systems, Inc. stockholders' deficit	(1,648,021)	(757,824)		(2,405,845)
Total liabilities, non-controlling interest and stockholders' deficit	$1,790,012	$455,533		$2,245,545

Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2013
Summary Of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
3.            SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION AND GOING CONCERN

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles.  In the opinion of management, all adjustments consisting of normal recurring accruals considered necessary in order to prepare the financial statements have been included.

Going Concern

During the years ended December 31, 2011 and 2012, the Company suffered recurring losses from operations, and the Company has a deficiency in working capital and stockholders equity that raise substantial doubt about its ability to continue as a going concern. The Company may raise capital through the sale of equity securities, through debt securities, or through borrowings from principals and/or financial institutions.  The Company's management believes that actions presently being taken to obtain additional funding provide the opportunity for the Company to continue as a going concern.  However, there can be no assurance that additional financing that is necessary for the Company to continue its business will be available to it on acceptable terms, or at all.

The accompanying consolidated financial statements have been prepared on a going concern basis.  The Company had a net loss of approximately $1.1 million for the three months ended March 31, 2013 and a net loss of approximately $2.1 million during the year ended December 31, 2012 and had a working capital deficit of approximately $3.4 million and $3.2 million at March 31, 2013 and December 31, 2012, respectively.  At March 31, 2013 and December 31, 2012, the Company had total indebtedness of $21.5 million and $21.2 million, respectively.  The Company cannot be certain that its operations will generate funds sufficient to repay its existing debt obligations as they come due.  The Company’s failure to repay its indebtedness and make interest payments as required by its debt obligations could have a material adverse effect on its operations.  The Company intends to secure additional debt and equity financing to satisfy its existing obligations.  While the Company believes that it will ultimately satisfy its obligations, it cannot guarantee that it will be able to do so on favorable terms, or at all. Should the Company default on certain of its obligations and the lender foreclose on the debt, the operations of the Company’s subsidiaries will not be initially impacted.  However, following default, the lender could potentially liquidate the holdings of the Company’s operating subsidiaries sometime in the future and the Company’s operations would be significantly impacted. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company plans to generate cash flow to address liquidity concerns through four potential sources. The first potential source is net income from its subsidiaries and the recent acquisitions of AW Solutions and ERFS in April 2013 and December 2012, respectively. In addition, the Company will now generate income from ADEX and TNS for the full fiscal year following its acquisitions of ADEX and TNS in September 2012. The second potential source of generating cash flow will be through a senior secured financing of the Company's accounts receivable. The Company has met with several financial institutions and anticipates closing a suitable financing during the second quarter of 2013. The third potential source of generating cash is to increase the Company's cash flow loan through MidMarket or other cash flow lenders. Finally, the fourth potential source of generating cash flow is through the consummation of the IPC and Telco acquisitions with the proceeds of this offering. The Company expects that these entities will contribute positively to the Company's consolidated operating income after they are integrated into the business.

PRINCIPLES OF CONSOLIDATION AND ACCOUNTING FOR INVESTMENT IN AFFILIATE COMPANY

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, which include Tropical (since August 2011), RM Leasing (since October 2011), ADEX (since September 2012), TNS (since September 2012), and ERFS (since December 2012).  All significant inter-company accounts and transactions have been eliminated in consolidation.

The Company consolidates all entities in which it has a controlling voting interest or a variable interest of a variable interest entity (“VIEs”) in which the Company is deemed to be the primary beneficiary.

The consolidated financial statements include the accounts of RM Engineering (since December 2011), in which the Company owns an interest of 49%.  RM Engineering is a VIE since it meets  the following criteria: (i) the entity has insufficient equity to finance its activities without additional subordinated financial support from other parties and the 51% owner guarantees its debt, (ii) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the legal entity, and (iii) substantially all of the legal entity’s activities  either involve or are conducted on behalf of an investor that has disproportionately few voting rights. The Company has the ability to exercise its call option to acquire the remaining 51% of RM Engineering for a nominal amount and thus makes all significant decisions related to RM Engineering even though it absorbs only 49% of the losses. Additionally, substantially all of the entity’s activities either involve or are conducted on behalf of the entity by the 51% holder of RM Engineering.  The Company records 100% of revenue, cost of revenue and general and administrative expenses of RM Engineering in its consolidated statements of operations. The 51% of RM Engineering not owned by the Company is treated as net income or loss attributed to non-controlling interests.

The consolidation of RM Engineering resulted in increases of $848,433 in assets and $362,087 in liabilities in the Company’s consolidated balance sheet and $2.6 million in revenue and $26,147 in net income in the consolidated statement of operations as of and for the year ended December 31, 2012.

The consolidation of RM Engineering resulted in increases of $889,112 in assets and $313,346 in liabilities in the Company’s consolidated balance sheet as of December 31, 2011. No amounts were included in the consolidated statement of operations for the year December 31, 2011 as the acquisition of RM Engineering occurred on December 29, 2011.

The consolidated financial statements include the accounts of Digital, in which the Company owned a 100% interest until September 13, 2012 and a 40% interest thereafter, and the Company accounted for this 40% interest under the equity method of accounting. As of December 31, 2012, the Company had divested itself of the remaining 40% interest in Digital and had no ongoing interest.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenue and expense during the reporting period.  Changes in estimates and assumptions are reflected in reported results in the period in which they become known.  Use of estimates includes the following: 1) valuation of derivative instruments and preferred stock, 2) allowance for doubtful accounts, and 3) estimated useful lives of property and equipment. Actual results could differ from those estimates.

SEGMENT INFORMATION

The Company operates in one reportable segment as a specialty contractor, providing engineering, construction, maintenance and installation services to telecommunications providers, underground facility-locating services to various utilities, including telecommunications providers, and other construction and maintenance services to electric and gas utilities and others. All of the Company’s reporting units aggregate into one operating segment that has been aggregated into one reporting segment due to their similar economic characteristics, products, production methods and distribution methods, including the operations of ERFS, which was acquired by the Company in December 2012 and is not material.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of checking accounts and money market accounts.  For purposes of reporting cash flows, the Company considers all highly-liquid investments purchased with an original maturity of three months or less to be cash equivalents.

BUSINESS COMBINATIONS

The Company accounts for its business combinations under the provisions of ASC 805-10, Business Combinations (ASC 805-10), which requires that the purchase method of accounting be used for all business combinations. Assets acquired and liabilities assumed, including non-controlling interests, are recorded at the date of acquisition at their respective fair values.  ASC 805-10 also specifies criteria that intangible assets acquired in a business combination must meet to be recognized and reported apart from goodwill. Goodwill represents the excess purchase price over the fair value of the tangible net assets and intangible assets acquired in a business combination.  Acquisition-related expenses are recognized separately from the business combinations and are expensed as incurred.  If the business combination provides for contingent consideration, the Company records the contingent consideration at fair value at the acquisition date and any changes in fair value after the acquisition date are accounted for as measurement-period adjustments if they pertain to additional information about facts and circumstances that existed at the acquisition date and that the Company obtained during the measurement period.  Changes in fair value of contingent consideration resulting from events after the acquisition date, such as earn-outs, are recognized as follows: 1) if the contingent consideration is classified as equity, the contingent consideration is not re-measured and its subsequent settlement is accounted for within equity, or 2) if the contingent consideration is classified as an asset or a liability, the changes in fair value are recognized in earnings.

The estimated fair value of net assets acquired, including the allocation of the fair value to identifiable assets and liabilities, was determined using Level 3 inputs in the fair value hierarchy (see Fair Value Measurements in Note 3). The estimated fair value of the net assets acquired was determined using the income approach to valuation based on the discounted cash flow method.  Under this method, expected future cash flows of the business on a stand-alone basis are discounted back to a present value.  The estimated fair value of identifiable intangible assets, consisting of customer relationships, the trade names and non-compete agreements acquired, also were determined using an income approach to valuation based on excess cash flow, relief of royalty and discounted cash flow methods.

The discounted cash flow valuation method requires the use of assumptions, the most significant of which include: future revenue growth, future earnings before interest, taxes, depreciation and amortization, estimated synergies to be achieved by a market participant as a result of the business combination, marginal tax rate, terminal value growth rate, weighted average cost of capital and discount rate.

The excess earnings method used to value customer relationships requires the use of assumptions, the most significant of which include: the remaining useful life, expected revenue, survivor curve, earnings before interest and tax margins, marginal tax rate, contributory asset charges, discount rate and tax amortization benefit.

The most significant assumptions under the relief of royalty method include: estimated remaining useful life, expected revenue, royalty rate, tax rate, discount rate and tax amortization benefit.  The discounted cash flow method used to value non-compete agreements includes assumptions such as: expected revenue, term of the non-compete agreements, probability and ability to compete, operating margin, tax rate and discount rate.  Management, with the assistance of a third-party valuation specialist, has developed these assumptions on the basis of historical knowledge of the business and projected financial information of the Company.  These assumptions may vary based on future events, perceptions of different market participants and other factors outside the control of management, and such variations may be significant to estimated values.

IMPAIRMENT OF LONG-LIVED INTANGIBLE ASSETS AND GOODWILL

The Company reviews the impairment of long-lived intangible assets and goodwill annually (as of December 31) or whenever circumstances indicate the carrying value of an asset may not be recoverable.

For goodwill and because the Company has a negative carrying in its reporting unit, the Company is required to qualitatively assess whether it is more likely than not that goodwill impairment exists. If it is more likely than not that a goodwill impairment exists the second step of the goodwill impairment test should be performed to measure the amount of impairment loss, if any. The Company concluded through its assessment that it was not more likely than not that that goodwill impairment exists. The Company considered macroeconomic conditions and noted no unusual deterioration in the marketplace and no limitations to capital as this were supported by the Company's ability to access capital. The Company also considered industry and market considerations and noted there was no unusual deterioration in the environment in which an entity operates or an increased competitive environment, nor any decline in market-dependent multiples. The Company believes that current market conditions for this industry are favorable and that corporate spending on these areas will continue to grow. The Company also noted no unusual cost factors that would impact operations based on the nature of the working capital requirements of this business. The Company also noted that the overall financial performance of the Company and its acquisitions indicated that no goodwill impairment existed. The Company looked at each of the acquired companies and determined that each of them was performing as expected since the date of acquisition. The acquired entities were generating income from operations at levels to support the amount of goodwill. The results of these quantitative analyses, conducted in accordance with ASC 350, concluded that no impairment existed at December 31, 2012.

With regard to other long-lived assets and intangible assets with indefinite-lives the company follows a similar impairment assessment. The Company will first assess the qualitative factors to determine if a quantitative impairment test of the indefinite-lived intangible asset is necessary. If the qualitative assessment reveals that it is more likely than not that the asset is impaired, a calculation of the asset's fair value is made. Fair value is calculated using many factors which include the future undiscounted cash flows as well as the estimated fair value of the asset in an arm's-length transaction. As of December 31, 2012, the results of the Company's analysis indicated that no impairment existed.

For the three-month period ended March 31, 2013 and the years ended December 31, 2012 and 2011, none of the reporting units incurred operating losses that would impact the Company's financial position in a material manner. Current operating results, including any losses, are evaluated by the Company in the assessment of goodwill and other intangible assets. The Company's reporting units are aggregated for goodwill impairment testing. The estimates and assumptions used in assessing the fair value of the reporting units and the valuation of the underlying assets and liabilities are inherently subject to significant uncertainties. Changes in judgments and estimates could result in a significantly different estimates of the fair value of the reporting units and could result in impairments of goodwill or intangible assets at additional reporting units. Additionally, adverse conditions in the economy and future volatility in the equity and credit markets could impact the valuation of our reporting units. The Company can provide no assurances that, if such conditions occur, they will not trigger impairments of goodwill and other intangible assets in future periods.

Events that could cause the risk for impairment to increase are the loss of a major customer or group of customers, the loss of key personnel and changes to current legislation that may impact the Company’s industry or its customers’ industries. However, based on our assessment of these factors, the Company believes the increase in the risk of impairment to be relatively low as its relationships with key customers and personnel are in good standing and it is unaware of any adverse legislation that may have a negative impact on the Company or its customers. As a result, the Company believes it will continue to operate effectively, continue to execute its acquisition strategy and meet forecasted profitability.

In the fourth quarter of 2012, the Company performed its annual review of the indefinite-lived intangible assets and goodwill for impairment. Based on this review, the Company determined that there was no impairment as of December 31, 2012 and 2011. No impairment indicators were identified by the Company as of March 31, 2013.

REVENUE RECOGNITION

Revenue is recognized on a contract only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed, and collectability of the resulting receivable is reasonably assured.

The Company’s revenues are generated from contracted services to provide technical engineering and management solutions to large voice and data communications providers, as specified by their clients.  The contracts provide that payment to the Company for its services may be based on either 1) direct labor hours at fixed hourly rates or 2) fixed-price contracts.  The services provided by the Company under the contracts are generally provided within a month. Occasionally, the services may be provided over a period of up to four months.  If the Company anticipates that the services will span for a period exceeding one month, depending on the contract terms, the Company provides either progress billing at least once a month or upon completion of the clients’ specifications.

The Company recognizes revenues of contracts based on direct labor hours and fixed-price contracts that do not overlap a calendar month based on services provided. The aggregate amount of unbilled work-in-progress recognized by the Company as revenues was insignificant at March 31, 2013, December 31, 2012 and 2011.

The Company sometimes requires customers to provide a deposit prior to beginning work on a project.  When this occurs, the Company records the deposit as deferred revenue and recognizes the revenue when the work is complete.

During the three months ended March 31, 2013 and 2012, and the years ended December 31, 2012 and 2011, the Company did not recognize any revenue from cloud-based services.

The Company does not provide refunds to its customers.

LONG-LIVED ASSETS

Long-lived assets, other than goodwill and other long-lived intangibles, are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable through the estimated undiscounted future cash flows derived from such assets.

Definite-lived intangible assets primarily consist of non-compete agreements, trade names and customer relationships. For long-lived assets used in operations, impairment losses are only recorded if the asset's carrying amount is not recoverable through its undiscounted, probability-weighted future cash flows.  The Company measures the impairment loss based on the difference between the carrying amount and the estimated fair value.  When  impairment exists, the related assets are written down to fair value.

ALLOWANCE FOR DOUBTFUL ACCOUNTS

The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments.  Estimates of uncollectible amounts are reviewed each period, and changes are recorded in the period they become known.  Management analyzes the collectability of accounts receivable each period.  This review considers the aging of account balances, historical bad debt experience, and changes in customer creditworthiness, current economic trends, customer payment activity and other relevant factors.  Should any of these factors change, the estimate made by management may also change.  Allowance for doubtful accounts was $458,860, $522,297 and $1,444 at March 31, 2013 and  December 31, 2012 and 2011, respectively.

ADVERTISING

The Company’s policy for reporting advertising expenditures is to expense them as they are incurred.  Advertising expense was not material for the three months ended March 31, 2013 and 2012 and for the years ended December 31, 2012 and 2011.

INVENTORY

Inventory consists primarily of wires and cables.  Inventory is stated at the lower of cost or market, with cost determined by the first-in, first-out (FIFO) method.  The Company writes down its inventory for estimated obsolescence or unmarketable inventory equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future demand and market conditions.

PROPERTY AND EQUIPMENT

Property and equipment are stated at cost and depreciated on a straight-line basis over their estimated useful lives.  Useful lives are: 3-7 years for vehicles; 5-7 years for equipment; 5 years for small tools: and 3 years for computer equipment. Maintenance and repairs are expensed as incurred and major improvements are capitalized.  When assets are sold or retired, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss is included in other income.

DEFERRED LOAN COSTS

Deferred loan costs are capitalized and amortized to interest expense using the effective interest method over the terms of the related debt agreements. The amount of amortization of deferred loan costs, which was recorded as interest expense, in the three months ended March 31, 2013 and 2012 was $71,884 and $0, respectively, and for the years ended December 31, 2012 and 2011 was $144,264 and $592,008, respectively.

DISTINGUISHMENT OF LIABILITIES FROM EQUITY

The Company relies on the guidance provided by ASC 480, Distinguishing Liabilities from Equity, to classify certain redeemable and/or convertible instruments, such as the Company’s preferred stock.  The Company first determines whether the particular financial instrument should be classified as a liability.  The Company will determine the liability classification if the financial instrument is mandatorily redeemable, or if the financial instrument, other than outstanding shares, embodies a conditional obligation that the Company must or may settle by issuing a variable number of its equity shares.

Once the Company determines that the financial instrument should not be classified as a liability, it determines whether the financial instrument should be presented between the liability section and the equity section of the balance sheet (“temporary equity”).  The Company will determine temporary equity classification if the redemption of the preferred stock or other financial instrument is outside the control of the Company (i.e. at the option of the holder).  Otherwise, the Company accounts for the financial instrument as permanent equity.

Initial Measurement

The Company records its financial instruments classified as liability, temporary equity or permanent equity at issuance at the fair value, or cash received.

Subsequent Measurement

Financial instruments classified as liabilities

The Company records the fair value of its financial instruments classified as liability at each subsequent measurement date. The changes in fair value of its financial instruments classified as liabilities are recorded as other expense/income.

Redeemable common and preferred stock

At each balance sheet date, the Company reevaluates the classification of its redeemable instruments, as well as the probability of redemption. If the redemption amount is probable or currently redeemable, the Company records the instruments at its redemption value. Upon issuance, the initial carrying amount of a redeemable equity security at its fair value. If the instrument is redeemable currently at the option of the holder, it will be adjusted to its maximum redemption amount at each balance sheet date. If the instrument is not redeemable currently and it is not probable that it will become redeemable, it is recorded at its fair value. If it is probable the instrument will become redeemable, it will be recognized immediately at its redemption value. The resulting increases or decreases in the carrying amount of a redeemable instrument will be recognized as adjustments to additional paid-in capital

INCOME TAXES

The Company accounts for income taxes under the asset and liability method.  This approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities.  In June 2006, the FASB issued ASC Topic 740, Income Taxes (“ASC Topic 740”)   (formerly FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109), which prescribes a two-step process for the financial statement recognition and measurement of income tax positions taken or expected to be taken in an income tax return.  The first step evaluates an income tax position in order to determine whether it is more likely than not that the position will be sustained upon examination, based on the technical merits of the position.  The second step measures the benefit to be recognized in the financial statements for those income tax positions that meet the more likely than not recognition threshold. ASC Topic 740 also provides guidance on de-recognition, classification, recognition and classification of interest and penalties, accounting in interim periods, disclosure and transition.

STOCK-BASED COMPENSATION

The Company accounts for stock-based compensation in accordance with ASC Topic 718, Compensation-Stock Compensation, or ASC 718.  Under the fair value recognition provisions of this topic, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense on a straight-line basis over the requisite service period, based on the terms of the awards.  The Company adopted a formal stock option plan in December 2012 and it had not issued any options under the plan as of March 31, 2013.  The Company issued options prior to the adoption of this plan, but the amount was not material as of December 31, 2012.  Historically, the Company has awarded shares to certain of its employees and consultants which did not contain any performance or service conditions.  Compensation expense included in the Company’s statement of operations includes the fair value of the awards at the time of issuance. When common stock was issued, it was valued at the trading price on the date of issuance and when preferred stock was issued, it was based on the Option Pricing Model. Compensation expense is recorded over the life of the service agreement. All stock-based compensation was fully vested at March 31, 2013 and December 31, 2012.

2012 PERFORMANCE INCENTIVE PLAN and EMPLOYEE STOCK PURCHASE PLAN

On November 16, 2012, the Company adopted its “2012 Equity Incentive Plan” and its “Employee Stock Purchase Plan”.  Both plans were established to attract, motivate, retain and reward selected employees and other eligible persons.

For the Equity Incentive Plan, employees, officers, directors and consultants that provide services to us or one of our subsidiaries may be selected to receive awards under the 2012 Plan. A total of 2,000,000 shares of the Company's  common stock was authorized for issuance with respect to awards granted under the 2012 Plan.  The share limit will automatically increase on the first trading day in January of each year (commencing with January 2014) by an amount equal to lesser of (i) 4% of the total number of outstanding shares of the Company's common stock on the last trading day in December in the prior year, (ii) 2,000,000 shares, or (iii) such lesser number as determined by the Company's board of directors.  Any shares subject to awards that are not paid, delivered or exercised before they expire or are canceled or terminated, or fail to vest, as well as shares used to pay the purchase or exercise price of awards or related tax withholding obligations, will become available for other award grants under the 2012 Plan.  As of December 31, 2012 and March 31, 2013, no awards had been granted under the 2012 Plan, and the full number of shares authorized under the 2012 Plan was available for award purposes.

The Employee Stock Purchase Plan is designed to allow our eligible employees and the eligible employees of the Company's participating subsidiaries to purchase shares of the Company's common stock, at semi-annual intervals, with their accumulated payroll deductions.  A total of 500,000 shares of the Company's common stock is initially available for issuance under the Purchase Plan.  The share limit will automatically increase on the first trading day in January of each year (commencing with January 2014) by an amount equal to lesser of (i) 1% of the total number of outstanding shares of the Company's common stock on the last trading day in December in the prior year, (ii) 500,000 shares, or (iii) such lesser number as determined by the Company's  board of directors.  As of December 31, 2012 and March 31, 2013, no shares had been purchased under this plan.

NET LOSS PER SHARE

Basic loss per common share is computed based on the weighted average number of shares outstanding during the period.  Diluted loss per share is computed in a manner similar to the basic loss per share, except that the weighted-average number of shares outstanding is increased to include all common shares, including those with the potential to be issued by virtue of warrants, options, convertible debt and other such convertible instruments.  Diluted earnings per share contemplate a complete conversion to common shares of all convertible instruments only if they are dilutive in nature with regards to earnings per share.  Since the Company has incurred net losses for all periods, basic loss per share and diluted loss per share are the same.

The anti-dilutive common shares equivalents outstanding at March 31, 2013 and December 31, 2012 and 2011 were as follows:

	March 31,		December 31,
	2013	2012	2012	2011
Series A Preferred Stock	-	160,000	160,000	160,000
Series B Preferred Stock	22,785,208	1,323,553	18,080,050	723,208
Series C Preferred Stock	17,088,906	1,093,845	13,560,038	-
Series D Preferred Stock	13,407	673,191	194,560	884,364
Series E Preferred Stock	5,623,583	-	5,119,460	-
Series F Preferred Stock	1,383,333	-	1,047,317	-
Series H Preferred Stock	2,576,519	-	2,345,548	-
Series I Preferred Stock	1,500,000	-	1,135,647	-
Warrants	3,612,978	875,076	8,614,274	578,566
	54,583,934	4,125,665	50,256,894	2,346,138

FAIR VALUE OF FINANCIAL INSTRUMENTS

ASC Topic 820 "Fair Value Measurements and Disclosures" ("ASC Topic 820") provides a framework for measuring fair value in accordance with generally accepted accounting principles.

ASC Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level I) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC Topic 820 are described as follows:

●	Level 1— Unadjusted quoted prices in active markets for identical assets or liabilities that are accessible at the measurement date.

●
Level 2— Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability; and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

●	Level 3— Inputs that are unobservable for the asset or liability.

The following section describes the valuation methodologies that the Company used to measure different financial instruments at fair value.

Debt

The fair value of the Company's debt, which approximates the carrying value of the Company's debt, as of  March 31, 2013 and December 31, 2012 and 2011 was estimated at $21.5 million, $21.2 million and $3.0 million, respectively. Factors that the Company considered when estimating the fair value of its debt include market conditions, liquidity levels in the private placement market, variability in pricing from multiple lenders and term of debt. The level would be considered as level 2.

Additional Disclosures Regarding Fair Value Measurements

The carrying value of cash and cash equivalents, accounts receivable and accounts payable approximate their fair value due to the short-term maturity of those items.

Preferred Stock

The Company used the Option-Pricing Method back solve ("OPM backsolve") to determine the fair value of its preferred stock and common stock. The OPM backsolve method derives the implied equity value for the company from a transaction involving the company's preferred securities issued on an arms-length basis. The Company used assumptions including exercise price, risk free rate, expected term of liquidity, volatility, dividend yield and solved for the value of equity such that value for the most recent financing equals the amount paid. The OPM backsolve treats convertible preferred stock, common stock, options, and warrants as series of call options on the total equity value of a company, with exercise price based on the liquidation preference of the convertible preferred stock. Therefore, the common stock has value only if the funds available for distribution to the stockholders exceed the value of the liquidation preference at the time of a liquidity event such as a merger, sale, or initial public offering, assuming the company has funds available to make a liquidation preference meaningful and collectible by the stockholders. The OPM backsolve uses the Black-Scholes option-pricing model to price the call options. The Company obtained an appraisal from a third party to assist in the computation on determining such values. The fair value of the Company's preferred stock at issuance is classified as Level 3 within the Company's fair value hierarchy.

Derivative Warrant Liabilities

The Company used the Black-Scholes option-pricing model to determine the fair value of the derivative liability related to the warrants and the put and effective price of future equity offerings of equity-linked financial instruments. The Company derived the fair value of warrants using the common stock price, the exercise price of the warrants, risk-free interest rate, the historical volatility, and the Company's dividend yield. The Company does not have sufficient historical data to use its historical volatility; therefore the expected volatility is based on the historical volatility of comparable companies. The Company developed scenarios to take into account estimated probabilities of future outcomes. The fair value of the warrant liabilities is classified as Level 3 within the Company's fair value hierarchy.

In connection with the valuation of the warrants issued in 2010, 2011 and 2012, the Company believed the common stock price had not fully adjusted for the potential future dilution from the private placement of preferred stock completed in 2011 through 2012, primarily due to the trading restrictions on the unregistered shares of common stock issued and issuable from the conversion of debt and warrants, certain conversion restrictions, and the anti-dilution adjustment features of the warrants. Therefore, the Company used a common stock price implied by a recent preferred financing transaction on an arms-length basis. In the OPM backsolve method, the valuation resulted in a model-derived common stock value ranging from $ .003 to $ .02 per share. Changes in the assumptions used in the model can materially affect the model-derived common stock value and the fair value estimate of the warrants. The Company determined the anti-dilution rights of the warrants were immaterial based on the various outcomes derived from the scenarios developed. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire or are amended in a way that would no longer require these warrants to be classified as a liability. Please refer to Note 10, Derivative Financial Instruments.

At March 31, 2013, December 31, 2012 and December 31, 2011, the amount of the derivative liability was computed using the Black Scholes Option Valuation Method to determine the value of the derivative liability.

The fair value of the Company’s financial instruments carried at fair value at March 31, 2013, December 31, 2012 and December 31, 2011 was as follows:

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2011:
Warrant derivatives	$—	$—	$38,557

December 31, 2012:
Warrant derivatives	$—	$—	$33,593

March 31, 2013:
Warrant derivatives	$—	$—	$17,964

Assets and liabilities measured at fair value on a recurring basis at March 31, 2013 and December 31, 2012 and 2011 consisted of:

	Fair Value Measurements at Reporting
	Date Using
	Quoted
	Prices
	in Active
	Markets	Significant
	for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)

	December 31, 2011
Liabilities:
Warrant derivatives	$-	$-	$38,557
Contingent consideration	-	-	141,607

Total liabilities at fair value	$-	$-	$180,164

	December 31, 2012
Liabilities:
Warrant derivatives	$-	$-	$33,593
Contingent consideration	-	-	4,624,367

Total liabilities at fair value	$-	$-	$4,657,960

	March 31, 2013
	Level 1	Level 2	Level 3
Liabilities:
Warrant derivatives	$-	$-	$17,964
Contingent consideration	-	-	4,519,307

Total liabilities at fair value	$-	$-	$4,537,271

The following table provides a summary of changes in fair value of the Company's Level 3 financial instruments for the three months ended March 31, 2013 and for the years ended December 31, 2012 and 2011.

Amount
Balance December 31, 2010	$459,897

Change in fair value of derivative	(421,340)
Fair value of contingent consideration recorded at date of acquisition	141,607
Balance as of December 31, 2011	$180,164

Change in fair value of derivative	(198,908)
Warrant derivates fair value on date of issuance	193,944
Fair value of contingent consideration recorded at date of acquisition	4,482,760
Balance December 31, 2012	$4,657,960

Change in fair value of derivative	(15,629)
Change in fair value of contingent consideration	(105,060)
Balance March 31, 2013	$4,537,271

The fair value of the Company's contingent consideration is based on the Company’s evaluation as to the probability and amount of any earn-out that will be achieved based on expected future performance by the acquired entity.

Acquisition and Deconsolidation of Subsidiary	3 Months Ended
Mar. 31, 2013
Acquisitions and Deconsolidation Of Subsidiary [Abstract]
ACQUISITIONS AND DECONSOLIDATION OF SUBSIDIARY
4.           ACQUISITIONS AND DECONSOLIDATION OF SUBSIDIARY

2011 Acquisitions

Acquisition of Tropical Communications, Inc.

On August 22, 2011, the Company acquired 100% of the equity of Tropical, a Florida corporation based in Miami, Florida. Tropical is a state-licensed low voltage and underground contractor that provides services to construct, install, optimize and maintain structured cabling for commercial and governmental entities in the South Florida area.  The purchase price for Tropical was 8,000 shares of common stock of the Company valued at $6.92 per share, or $55,360, an earn-out provision for additional shares of common stock of the Company based on a formula tied to future earnings of Tropical.  The earn-out provision has been valued at $15,320 and is recorded as a liability at the date of acquisition.  The acquisition expanded the Company’s cable installation presence in the southeastern United States.  The results of Tropical were included in the consolidated results of the Company effective August 22, 2011.  During 2011, Tropical contributed revenue of approximately $450,000 and an operating loss of approximately $191,000 from the acquisition date. The acquisition was accounted for as a  stock purchase. As a result of the total consideration paid exceeding the net assets acquired, the Company recorded approximately $175,000 of goodwill. The goodwill is attributable to the synergies and economies to scale provided to the Company, particularly as it pertained to the customer base and presence in the southeastern United States. The Company’s goodwill was not tax deductible. During the three months ended March 31, 2013, the Company adjusted the fair value of the contingent consideration, and reduced the carrying value by $15,320. The Company did not incur any acquisition related costs in connection with the Tropical acquisition.

Acquisition of Rives Monteiro Engineering LLC and Rives Monteiro Leasing LLC

On December 29, 2011, the Company acquired a 49% interest in RM Engineering, an engineering firm and certified Women’s Business Enterprise with offices in Houston, Texas and Tuscaloosa, Alabama.  The Company has an option to purchase the remaining 51% of RM Engineering for $1.  The Company also acquired 100% of RM Leasing, an equipment provider for the cable engineering services.  RM Engineering and RM Leasing have been in business since 1998, performing cable engineering services in the Southeastern United States, with additional services performed internationally.

The total consideration for RM Engineering and RM Leasing was $555,767, which amount included approximately $101,000 in cash, a six-month promissory note in the amount of $200,000, 60,000 shares of common stock of the Company, which was valued at $0.381 per share, and an earn-out tied to future earnings of RM Engineering, which was valued at $126,287 and recorded as a liability at the date of acquisition.  During 2011, RM Engineering did not contribute any revenues or earnings because the Company closed the transaction on the second to last business day of the year. The purchase consideration also included an earn-out, which included cashless exercise warrants with an exercise price of $37.50 per share for up to 4,000 additional shares for each $500,000 in net income generated by the Company during the twenty-four months following closing.  The acquisition was accounted for as a stock purchase. As a result of the total consideration paid exceeding the net assets acquired, the Company recorded approximately $169,000 of goodwill. The goodwill is attributable to synergies and economies of scale provided to the Company.  The goodwill is not deductible for tax purposes. During the three months ended March 31, 2013, the Company adjusted the fair value of the contingent consideration, and reduced the carrying value by $89,740. The Company did not incur any acquisition related costs in connection with the RM Engineering acquisition.

The final purchase consideration for the 2011 acquisitions of Tropical and RM Engineering were calculated as follows:

	Tropical	RM Engineering
Cash	$-	$101,098
Promissory Notes	-	200,000
Contingent consideration	15,320	126,287
Common Stock, based on trading price	55,360	22,860
Non-controlling Interest	-	105,522
Total Purchase Consideration	$70,680	$555,767

The final purchase consideration was allocated to the assets acquired and liabilities assumed as follows:

	Tropical	RM Engineering
Current assets	$138,001	$63,900
Goodwill	174,746	169,240
Intangible assets:
Customer list / relationships	162,016	452,092
URL's	2,552	2,552
Tradenames	47,555	131,443
Non-competes	1,368	2,553
Property and equipment	11,576	47,333
Deposits	11,606	-
Current liabilities	(144,371)	(101,896)
Notes payable – bank	(221,373)	(207,722)
Notes payable - related party	(112,996)	(3,728)
Total allocation of purchase consideration	$70,680	$555,767

2012 Acquisitions

Acquisition of TNS, Inc.

On September 17, 2012, the Company acquired 100% of the outstanding capital stock of TNS, an Illinois corporation based in Des Plaines, Illinois.  TNS is a provider of structured cabling and distributed antenna systems primarily in the Chicago, Illinois area.  The purchase consideration for TNS was $5,486,372, which was paid with $700,000 in cash, 40,000 shares of common stock of the Company and 4,150 shares of Series F Preferred Stock of the Company, which shares were valued at $4,026,822.  The purchase consideration included an earn out based on the operating results of TNS.  This earn out has been valued at $259,550 and recorded as a liability at the date of acquisition.  The Company granted the TNS sellers the right to put the shares of common stock to the Company for $12.50 per share beginning on March 17, 2014.  Additional consideration will also be paid in the event certain operating results are achieved by TNS.  The holders of the Series F Preferred Stock can demand that an aggregate of 3,000 shares of Series F Preferred be redeemed beginning on November 27, 2012, with the redemption to occur within 20 days of such request.  The holders may also request that an additional 575 shares of Series F Preferred be redeemed beginning on September 17, 2013 and that an additional 575 shares of Series F Preferred be redeemed beginning on September 17, 2014.  In the event that certain operating results are achieved or not achieved by TNS, additional shares of Series F Preferred Stock may be issued, or issued shares of Series F Preferred Stock may be cancelled, based on an agreed upon formula. Both the Series F Preferred shares and the puttable common stock are accounted for as temporary equity due to the redemption of these shares resting with the holders of these instruments. The acquisition was accounted for as a stock purchase. As a result of the total consideration paid exceeding the net assets acquired, the Company recorded approximately $4,000,000 of goodwill. The goodwill is attributable to synergies and economies of scale provided to the Company. The goodwill is not tax deductible. The amount of acquisition related costs for the acquisition of TNS were $81,836 and is recorded on the Consolidated Statement of Operations as general and administrative expenses.

Acquisition of ADEX Entities

On September 17, 2012, the Company  acquired all the outstanding capital stock of ADEX, a New York corporation, and ADEXCOMM Corporation, a New York corporation (“ADEXCOMM”), and all outstanding membership interests of ADEX Puerto Rico, LLC, a Puerto Rican limited liability company (“ADEX Puerto Rico”, and together with ADEX and ADEXCOMM, collectively,  the ADEX Entities.  The ADEX Entities are collectively an international service organization that provides turnkey services and project staffing solutions exclusively to the telecommunication industry.  ADEX assists telecommunications companies throughout the project life cycle of any network deployment.  The purchase consideration for the ADEX Entities was $17,321,472, which was paid with $12,819,594 in cash, which payment included the repayment of debt due from the ADEX entities to a lender of approximately $1,241,000, a note in the amount of $1,046,000 and a note in the amount of $1,332,668, which was equal to the net working capital of the ADEX Entities as of the closing date, such payment was secured by the issuance of 1,500 shares of Series G Preferred Stock, and contingent consideration in the amount of $2,123,210 that was recorded as a liability at the date of acquisition.  The payment was secured by the issuance of 2,000 shares of Series G Preferred Stock.  As additional consideration, the Company agreed to pay the ADEX sellers an amount of cash equal to the product of 0.75 (the “Multiplier”) multiplied by the adjusted EBITDA of the ADEX Entities for the twelve months beginning October 1, 2012, (the “Forward EBITDA”).  If the Forward EBITDA is less than $2,731,243, the Multiplier shall be adjusted to 0.50, and if the Forward EBITDA is greater than $3,431,243, the Multiplier shall be adjusted to 1.0.  The Company also agreed to pay the ADEX sellers an amount of cash equal to the amount, if any, by which the Forward EBITDA is greater than $3,081,243.   In connection with the contingent consideration, the Company reserved 2,000 shares of Series G Preferred Stock.  These shares are redeemable in the event the Company defaults on its obligation to make the required payments.  The shares of Series G Preferred will be automatically cancelled if required payments are made in cash by the Company.   The acquisition was accounted for as a stock purchase. As a result of the total consideration paid exceeding the net assets acquired; the Company recorded approximately $10.5 million of goodwill. The goodwill is attributable to synergies and economies to scale provided to the Company. The goodwill is not tax deductible. The amount of acquisition related costs for the acquisition of the ADEX Entities were $152,189 and is recorded on the Consolidated Statement of Operations as general and administrative expenses.

Acquisition of Environmental Remediation and Financial Services, LLC

On December 17, 2012, ADEX acquired 100% of the membership interests in ERFS, a New Jersey limited liability company. ERFS is an environmental remediation company that provides in-situ site remediation of oil, chemicals and ground/water.  The purchase consideration for ERFS was $6,287,151, which was paid with 4,500 shares of Series I Preferred Stock, which shares were valued at $4,187,151.  The seller of ERFS can redeem up to $750,000 of the Series I Preferred Stock on or after March 31, 2013.  As additional consideration, the Company agreed to pay the ERFS seller 1.5 times EBITDA for the twelve-month period from January 1, 2013 through December 31, 2013, provided that the EBITDA for such twelve-month period exceeds the EBITDA for the twelve month period prior to closing by $10,000.  This earn-out consideration was valued at $2.1 million. The Series I Preferred shares are classified within temporary equity due to the redemption of these shares resting with the holders of these instruments. The Company is still evaluating the purchase price allocation and where the value will be allocated between intangible assets, such as trade name, customer list, non-compete agreements and goodwill.  The goodwill is attributable to synergies and economies of scale provided to the Company. The acquisition was accounted for as a stock purchase. The goodwill is not tax deductible. The Company did not incur any acquisition related costs for the three months ended March 31, 2013 or for the year ended December 31, 2012.

The final purchase consideration for the 2012 acquisitions of TNS, the ADEX Entities and ERFS were calculated as follows:

	TNS	ADEX Entities	ERFS
Cash	$700,000	$12,819,594	$-
Promissory Notes	-	2,378,668	-
Contingent consideration/working capital adjustment	259,550	2,123,210	2,100,000
Preferred Stock, based on OPM	4,026,822	-	4,187,151
Common Stock, based on redemption value	500,000	-	-
Total Purchase Consideration	$5,486,372	$17,321,472	$6,287,151

The final purchase consideration was allocated to the assets acquired and liabilities assumed as follows:

	TNS	ADEX Entities	ERFS
Current assets	$474,732	$5,801,858	$798,135
Goodwill	4,002,654	10,474,212	5,741,128
Intangible assets:
Customer list / relationships	1,790,048	3,309,143	-
URL's	2,552	2,552	-
Tradenames	347,182	2,888,382	-
Non-competes	79,670	116,047	-
Property and equipment	14,224	75,849	185,271
Deposits	-	12,227	63,493
Current liabilities	(254,807)	(1,053,398)	(349,750)
Notes payable - bank	-	-	(92,259)
Notes payable - related party	-	-	(8,700)
Notes payable - other	-	-	(50,167)
Long-term deferred tax liability	(969,883)	(4,305,400)	-
Total allocation of purchase consideration	$5,486,372	$17,321,472	$6,287,151

Unaudited pro forma results of operations data of the Company as if the acquisitions of the ADEX Entities, TNS, Tropical, RM Engineering and ERFS had occurred as of January 1, 2011 are as follows:

	Pro Forma Results
	(Unaudited)
	Year Ended December 31,
	2012	2011
Revenue	$45,010,501	$50,209,085

Net Loss	$(4,067,970)	$(6,504,581)

Basic and diluted earnings per share	$(2.62)	$(6.48)

Pro forma data does not purport to be indicative of the results that would have been obtained had these events actually occurred at January 1, 2011 and is not intended to be a projection of future results.

The pro forma adjustments for the year ended December 31, 2012 and December 31, 2011 consist of the amortization of intangible assets with an identifiable life, customer lists and non-compete agreements in the amount of $597,375 for the years ended December 31, 2012 and 2011.  The Company also borrowed the cash portion of the purchase consideration and has recorded interest expense in the amount of $1,560,000 in the years ended December 31, 2012 and 2011.

The amount of revenues and income (loss) of the acquired companies since the acquisition date included in the consolidated statements of operations are as follows:

2011 Acquisitions

	RM Engineering	Tropical
Revenues	$2,651,711	$2,284,321

Income (Loss)	$26,147	$(466,033)

2012 Acquisitions

	ADEX	TNS	ERFS
Revenues	$10,577,197	$1,042,367	$146,036

Income	$807,832	$78,404	$46,598

NOTES – CONTINGENT CONSIDERATION

The Company has issued contingent consideration in connection with the acquisitions during 2011 and 2012.  The following describes the contingent consideration issued.

ADEX:  As additional consideration, the Company agreed to pay the ADEX sellers an amount of cash equal to the product of 0.75 (the “Multiplier”) multiplied by the adjusted EBITDA of the ADEX Entities for the twelve months beginning October 1, 2012, (the “Forward EBITDA”).  If the Forward EBITDA is less than $2,731,243, the Multiplier shall be adjusted to 0.50, and if the Forward EBITDA is greater than $3,431,243, the Multiplier shall be adjusted to 1.0.  The Company also agreed to pay the ADEX sellers an amount of cash equal to the amount, if any, by which the Forward EBITDA is greater than $3,081,243.  In connection with these obligations, the Company reserved 2,000 shares of Series G Preferred Stock.  These shares are redeemable in the event the Company defaults on its obligation to make the required payments.  The shares of Series G Preferred are automatically cancelled if required payments are made in cash by the Company. The Company has valued the contingent consideration likely to be paid at $2,123,210.  The contingent consideration can range from $0, in the event ADEX has zero or negative EBITDA, to unlimited; as there is no cap on the amount that may be earned.  The Company has recorded this $2,123,210 contingent consideration as a liability on its consolidated balance sheets.  As of March 31, 2013 and December 31, 2012, the amount of contingent consideration had not changed.

T N S: As additional consideration, the Company agreed to pay amounts tied to certain operating results achieved by T N S.  The holders of the Series F Preferred Stock can demand that an aggregate of 3,000 shares of Series F Preferred be redeemed beginning on November 27, 2012, with the redemption to occur within 20 days of such request. In the event T N S achieves certain minimum operating results, the holders may also request that an additional 575 shares of Series F Preferred be issued and redeemed beginning on September 17, 2013 and that an additional 575 shares of Series F Preferred be issued and redeemed beginning on September 17, 2014.  In the event that certain operating results are achieved or not achieved by T N S, additional shares of Series F Preferred Stock may be issued, or issued shares of Series F Preferred Stock may be cancelled, based on an agreed upon formula. The contingent consideration is calculated on the EBITDA of T N S for the three years after closing.  The amount of contingent consideration to be paid is 20% of the EBITDA of T N S for each of the three years that is greater than $1,275,000. The contingent consideration can range from $0, in the event T N S has zero or negative EBITDA, to unlimited, as there is no cap on the amount that may be earned.  The Company has recorded this $557,933 contingent consideration of Series F Preferred Stock as a liability on its consolidated balance sheets.  As of March 31, 2013 and December 31, 2012, the amount of contingent consideration had not changed.

ERFS:  As additional consideration, the Company agreed to pay the ERFS seller 1.5 times EBITDA for the twelve-month period from January 1, 2013 through December 31, 2013, provided that the EBITDA for such twelve-month period exceeds the EBITDA for the twelve month period prior to closing by $10,000. The Company has valued the contingent consideration likely to be paid at $2,100,000. The contingent consideration can range from  $0, in the event ERFS EBITDA for the 12 months following closing  is less than $10,000 over the 12 months period prior to closing, to unlimited  as there is no cap on the amount that may be earned. The Company recorded the $2,100,000 contingent consideration as a liability on its consolidated balance sheets. As of March 31, 2013 and December 31, 2012, the amount of contingent consideration had not changed.

Tropical:  As additional consideration, the Company will issue additional shares of common stock in the Company based on a formula tied to the future earnings of Tropical.  The contingent consideration to be paid to the former owners of Tropical was as follows: 50% of the net income of Tropical for the eighteen months following the acquisition, along with 4,000 shares of Company common stock for each $500,000 of EBITDA generated by Tropical in the two years after the date of acquisition. The Company has valued the amount of contingent consideration likely to be paid at $15,320.  The potential range of contingent consideration can range from $0, in the event Tropical has zero or negative net income, to unlimited, as there was no cap on the amount that may be earned.  The Company has recorded this $15,320 contingent consideration as a liability on its consolidated balance sheets.  As of March 31, 2013, the Company has determined that, based on the results of Tropical since the date of acquisition, the fair value of this contingent consideration should be adjusted to $0.  At December 31, 2012 and December 31, 2011, the amount of contingent consideration had not changed.

RM Engineering: As additional consideration, the Company agreed to pay 50% of the net income of RM Engineering for the eighteen month period following the closing, as well as cashless exercise warrants with an exercise price of $37.50 per share for up to 4,000 additional shares for each $500,000 in net income generated by the Company during the 24 month period following closing. The Company has valued the amount of contingent consideration likely to be paid at $126,287.  The potential range of contingent consideration can range from $0, in the event RM Engineering has zero or negative net income, to unlimited, as there is no cap on the amount that may be earned.  The Company has recorded this $126,287 contingent consideration as a liability on its consolidated balance sheets.  As of March 31, 2013, the Company has determined that, based on the results of RM Engineering, the fair value of this contingent consideration should be adjusted to $36,547 and adjusted the liability accordingly.  At December 31, 2012 and December 31, 2011, the amount of contingent consideration had not changed.

2012 Deconsolidation

Deconsolidation of Digital Comm, Inc. Subsidiary

On September 13, 2012, the Company sold 60% of the outstanding shares of common stock of Digital to the Company’s former president and a former director. As consideration for the purchase, the former president issued to the Company a non-recourse promissory note in the principal amount of $125,000. The note is secured by the purchased shares. Immediately subsequent to the transaction, the Company wrote off the $125,000 promissory note from its former president, as it deemed it unlikely that he could repay the note.  At the date of deconsolidation, the Company wrote off all its receivables from Digital of $880,000 and adjusted the negative investment carrying amount at the time of deconsolidation to zero, which resulted in a net gain of approximately $528,000. Subsequent to the sale of 60% of its ownership interest in Digital, the Company continued to fund the cash flow of Digital into December 2012. These amounts were approximately $179,000, which the Company subsequently wrote down to $0, as the Company has determined that the equity investment is uncollectible as Digital has limited operations and limited ability to repay the amount owed. The Company did not attribute any value to its equity investment in Digital at December 31, 2012 based on Digital's historical recurring losses and expected future losses, and Digital's liabilities far exceeding the value of its tangible and intangible assets at such date.

In the Company’s financial statements for the year ended December 31, 2011, the investment in Digital was eliminated and therefore showed a value of zero.  In the Company’s financial statements for the year ended December 31, 2012, the investment in Digital had been written off and also reflected a value of zero.

The below information summarizes the results of operations of Digital for the year ended December 31, 2011 and  for the period from January 1, 2012 through September 12, 2012, the date of deconsolidation.

	Year ended	January 1, 2012 through
	December 31, 2011	September 12, 2012
Revenue	$2,443,441	$1,691,956

Gross Margin	666,756	139,675

Loss from operations	(455,875)	(473,918)

Interest expense	(157,383)	(251,412)

Net loss	$(613,258)	$(725,330)

The following information provides summary balance sheet information as of December 31, 2011, September 12, 2012 (the date of deconsolidation) and December 31, 2012:

	December 31, 2011	September 12. 2012
Current assets	$435,559	$605,332
Total assets	717,136	833,157
Total liabilities	1,425,290	2,266,640
Stockholder's deficit	(708,154)	(1,433,483)

Additionally, the Company believes that the likelihood that it will receive payments under its note receivable from its former president was less than likely at December 31, 2012, and it will recognize payments received under such notes, if any, as a capital contribution from its former officer. Further, the Company continued to accrue losses in proportion to its equity ownership of 40%. Digital will remain a related party after its deconsolidation. During the three months ended December 31, 2012, Digital continued to incur losses and the Company recognized a loss on equity investment of $50,539.

Property and Equipment, Net	3 Months Ended
Mar. 31, 2013
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
5.            PROPERTY AND EQUIPMENT, NET

At March 31, 2013 and December 31, 2012 and 2011, property and equipment consisted of the following:

	March 31,	December 31,
	2013	2012	2011
Vehicles	$551,415	$548,159	$605,247
Computers and Office Equipment	194,543	191,328	91,098
Equipment	409,129	399,645	440,241
Small Tools	-	-	20,504
Total	1,155,087	1,139,132	1,157,090
Less accumulated depreciation	(809,287)	(771,508)	(818,331)

Property and equipment, net	$345,800	$367,624	$338,759

On September 30, 2012, the Company sold 60% of its interest in its Digital subsidiary.  As a result of the deconsolidation of Digital, the Company sold capital equipment with an original purchase price of $330,669 and accumulated depreciation of $113,111.

Depreciation expense for the three months ended March 31, 2013 and 2012 was $37,778 and $14,208, respectively, and for the years ended December 31, 2012 and 2011 was $120,558 and $39,229, respectively.

Goodwill and Intangible Assets	3 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets [Abstract]
GOODWILL AND INTANGIBLE ASSETS
6.           GOODWILL AND INTANGIBLE ASSETS

Goodwill
	Tropical	RM Engineering	ADEX	TNS	EFRS	Total
Balance December 31, 2010	$-	$-	$-	$-	$-	$-

Acquisitions	174,746	169,240	-	-	-	343,986
Balance December 31, 2011	174,746	169,240	-	-	-	343,986

Acquisitions	-	-	10,474,212	4,002,654	5,741,128	20,217,994
Balance December 31, 2012	174,746	169,240	10,474,212	4,002,654	5,741,128	20,561,980
Balance March 31, 2013	$174,746	$169,240	$10,474,212	$4,002,654	$5,741,128	$20,561,980

March 31, 2013, December 31, 2012 and 2011:

		March 31, 2013			December 31, 2012			December 31, 2011
	Estimated	Gross			Gross			Gross
	Useful	Carrying	Accumulated	Net Book	Carrying	Accumulated	Net Book	Carrying	Accumulated	Net Book
	Life	Amount	Amortization	Value	Amount	Amortization	Value	Amount	Amortization	Value
Customer relationship and lists	10 yrs	$5,709,049	$(349,455)	$5,359,594	$5,709,049	$(208,623)	$5,500,426	$614,108	$-	$614,108
Non-compete agreements	2-3 yrs	199,638	(37,991)	161,647	199,638	(18,991)	180,647	3,921	-	3,921
URL's	Indefinite	10,208	-	10,208	10,208	-	10,208	5,104	-	5,104
Tradenames	Indefinite	3,414,562	-	3,414,562	3,414,562	-	3,414,562	178,998	-	178,998

Total purchased intangible assets		$9,333,457	$(387,446)	$8,946,011	$9,333,457	$(227,614)	$9,105,843	$802,131	$-	$802,131

Amortization expense related to the purchased intangible assets was $159,832 and $15,522 for the three months ended March 31, 2013 and 2012, respectively, and $235,091 and $0 for the years ended December 31, 2012 and 2011, respectively.

The estimated future amortization expense for the years ending December 31 is as follows:

Total
2013	$578,502
2014	576,799
2015	565,822
2016	532,350
2017	518,199
Thereafter	2,909,402
Total	$5,681,074

Accrued Expenses	3 Months Ended
Mar. 31, 2013
Accrued Expenses [Abstract]
ACCRUED EXPENSES
7.            ACCRUED EXPENSES

As of March 31, 2013 December 31, 2012 and 2011, accrued expenses consisted of the following:

	March 31,	December 31,
	2013	2012	2011
Accrued interest and preferred dividends	1,264,938	$864,607	$15,977
Accrued trade payables	3,625,350	2,442,478	724,430
Accrued compensation	767,628	857,379	250,895
	5,657,916	$4,164,464	$991,302

Bank Debt	3 Months Ended
Mar. 31, 2013
Bank Debt and Term Loans [Abstract]
BANK DEBT
8.            BANK DEBT

As of March 31, 2013 and December 31, 2012 and 2011, bank debt consisted of the following:

	March 31,	December 31,
	2013	2012	2011
Two installment notes, monthly principal and interest of $533, interest 9.05% and 0% secured by vehicles, maturing July 2016	$21,330	$23,463	$51,569

Five lines of credit, monthly principal and interest, interest ranging from $0 to $13,166, interest ranging from 5.5% to 9.75%, guaranteed personally by principal shareholders of acquired companies, maturing between July 2013 and February 2020	485,992	536,464	761,078
	507,322	559,927	812,647
Less: Current portion of bank debt	(375,021)	(352,096)	(114,358)

Long-term portion of bank debt	$132,301	$207,831	$698,289

Future maturities of bank debt are as follows:

Year ending December 31,
2013	$352,096
2014	75,661
2015	75,661
2016	40,354
2017	16,155
Total	$559,927

The Company’s assets securing the bank debt had a carrying value of  $25,000, $25,000 and $77,037 at March 31, 2013 and December 31, 2012 and 2011, respectively.

There were no covenants related to the bank debt.

The interest expense associated with the bank debt during the three months ended March 31, 2013 and 2012 was $11,742 and $26,217, respectively, and for the years ended December 31, 2012 and 2011 amounted to $185,479 and $45,678, respectively. The weighted average interest rate on bank debt during the three months ended March 2013 and during 2012 and 2011 was 8.2%, 8.2% and 7.85%, respectively.

Term Loans	3 Months Ended
Mar. 31, 2013
Bank Debt and Term Loans [Abstract]
TERM LOANS
9.            TERM LOANS

At March 31, 2013 and December 31, 2012 and 2011, term loans consisted of the following:

	March 31	December 31,
	2013	2012	2011
Term loan, UTA, net of debt discount of $0, $0 and $30,013	$-	$-	$744,987

Term loan, MidMarket Capital, net of debt discount of $172,934, $182,631 and $0	14,664,566	14,817,369	-

Convertible promissory notes, unsecured, matured in December 2012, unsecured	-	27,500	-

Promissory notes, unsecured, matured in October 2012	175,000	195,000	-

Promissory notes, secured, maturing in December 2018	44,491	53,396	-

8% convertible promissory notes, unsecured, maturing in November 2011 and March 2013	-	-	112,500

Promissory note with equity component, due on demand, non-interest bearing, due June 2011, with 8,000 common shares equity component	-	-	8,000

18% convertible promissory note maturing in January 2013	-	210,000	-

Promissory note, unsecured, non-interest bearing due July 2011, with 16,000 common shares equity component	9,500	9,500	39,500

Promissory note, unsecured, 15% interest, maturing in June 2013	100,000	-	-

Acquisition promissory note to former shareholders of RM Engineering and RM Leasing, unsecured, non-interest bearing, imputed interest immaterial, matured in March 2012 and June 2012	200,000	200,000	200,000
	15,193,557	15,512,765	1,104,987
Less: Current portion of term loans	(3,666,491)	(3,632,528)	(1,104,987)

Long-term portion term loans, net of debt discount	$11,527,066	$11,880,237	$-

Future annual payments are as follows:
Year ending December 31,
2013	$1,465,179
2014	1,473,179
2015	2,123,179
2016	3,585,679
2017	6,865,549
Total	$15,512,765

Note Payable- UTA

On August 6, 2010, UTA Capital LLC (“UTA”) provided a working capital loan to the Company, the parent company of Digital, with Digital also as an additional borrower.  The loan was evidenced by a Note and Warrant Purchase Agreement dated August 6, 2010 among the Company, Digital and UTA.  Under the agreement, the borrowers delivered two senior bridge notes in the amount of $1 million each, for an aggregate principal amount of $2 million.  The notes were each one-year amortized term notes bearing interest at 10% per annum.  The Company received an initial draw from the first $1 million note of $960,000 net of fees on August 6, 2010, which was recorded as an investment contribution by the Company in Digital.

Additionally, the Company issued to UTA warrants to purchase 16% of the Company’s common stock on a fully-diluted basis, up to a maximum of 167,619 shares of common stock of the Company, which were exercisable at $18.75 per share and provided for cashless exercise.  The Company has evaluated the anti-dilution provision and deemed its impact to be immaterial. The relative fair value of the warrants was calculated using the Black-Scholes Option Valuation Model.  This amount, totaling approximately $872,311, has been recorded as a derivative liability and debt discount and charged to interest expense over the life of the promissory note. The UTA warrants do not meet the criteria to be classified as equity in accordance with ASC 815-40-15-7D and are classified as derivative liabilities at fair value and should be marked to market since they are not indexed to the Company’s stock as the settlement amount is not fixed due to the variability of the number of warrants to be issued.  The derivative liability associated with this debt will be revalued each reporting period and the increase or decrease will be recorded to the consolidated statement of operations under the caption (change in fair value of derivative instruments.)

On February 14, 2011, the Company and UTA entered into First Loan Extension and Modification Agreements (the “Modification Agreement”) in connection with the Company’s existing note payable, which had a balance of $775,000 at December 31, 2010.  The Modification Agreement provided for an extension of the original maturity date of the note from August 6, 2011 to September 30, 2011. In exchange for consenting to the Modification Agreement, UTA was granted 10,257 shares of the Company’s common stock, which had a fair value of $153,850 and was recorded as a debt discount. Additionally, as additional consideration for the Company’s failure to satisfy a certain covenant in the loan agreement, UTA was granted 4,000 shares of the Company’s common stock, which was recorded as penalty paid to UTA and recorded as an expense.  As of December 31, 2011, these two additional grants of shares had not been physically issued.  However, such shares are reflected on the accompanying financial statements as if issued.  This amendment was accounted for as an extinguishment and therefore the unamortized deferred loan costs of $53,848, debt discount from the original agreement of $509,849 and debt discount from this amendment of $153,850 were expensed. At March 31, 2013 and December 31, 2012 and 2011, the number of common stock issuable upon the exercise of the warrants was 0, 0 and 578,566, respectively.

On June 25, 2011, the Company and UTA entered into Second Loan Extension and Modification Agreements (“Second Modification Agreement”).  The Second Modification Agreement provided for:

a)	An extension of the original maturity date of the note from August 6, 2011 to July 31, 2012;

b)	A continuation of the interest rate of 10% per annum for the remainder of the loan;

c)
After August 11, 2011, all monthly cash receipts from purchase orders financed pursuant to the agreement entered into on June 30, 2011 between the Company and Tekmark, after reduction for payroll expenses and fees paid to Tekmark relating to the Tekmark financing, were to be distributed at the end of each month in the following order of priority:

i.
On August 31, 2011 and September 30, 2011, the first $50,000 to the Company and $35,000 to UTA as a reduction of principal, and of any remaining balance, 40% to the Company and 60% to UTA as a reduction of principal.

ii.
On October 31, 2011 and November 30, 2011, and on the last day of each following month, the first $50,000 to the Company and $50,000 to UTA as a reduction of principal, and of any remaining balance 50% to the Company and 50% to UTA as a reduction of principal.

d)
Monthly, commencing in January 2012, at each month end in which the Company had consolidated gross revenues of $500,000 or more, the Company was required to pay UTA as a reduction of principal, the greater of $50,000 or 10% of the gross consolidated revenues for such month.

The Second Modification Agreement also provided for certain repayments of the loan in the event the Company secured additional equity and/or debt financing.  Additionally, in exchange for consenting to the Second Modification Agreement, UTA was issued 2,340 shares of the Company’s common stock; and a continuing provision of additional shares to be issued to UTA to enable UTA to maintain ownership of 1% of the Company’s total outstanding shares until the loan was repaid.  The additional shares of common stock were recorded and valued at the fair market price of $43,866 on their date of issue as a debt discount cost and were charged to loan cost expense over the remaining period of the loan. This amendment was accounted for a as a loan modification.

On December 28, 2011, the Company and UTA entered into the Third Loan Extension and Modification Agreements (“Third Modification Agreement”) in connection with the Company’s existing note payable, which had a balance of $775,000 at December 31, 2011. The Third Modification Agreement provided for:

a)	An extension of the original maturity date of the note from August 6, 2011 to January 31, 2013;

b)	A continuation in interest rate of 10% per annum for the remainder of the loan;

c)
Commencing in January 2012, at each month end in which the Company had consolidated gross revenues of $800,000 or more, the Company was required to pay UTA as a reduction of principal 5% of the gross consolidated revenues of the Company; and

d)
A termination of the loan repayment requirements resulting from the Tekmark financing pursuant to the Second Loan Extension, as described above, as it pertains to Tekmark financing on business with Verizon Wireless or Verizon Communications.

The Third Modification Agreement also provided for certain repayments of the loan in the event the Company secured additional equity and/or debt financing. In exchange for consenting to the Third Modification Agreement, the Company made a $25,000 principal payment on the loan and adjusted the warrant in accordance with the anti-dilution provision. This amendment was accounted for as a loan modification.  The warrant was valued under the Black Scholes option Valuation Method at $4,611 and recorded as a debt discount and derivative liability.

The remaining balance of the loan in the amount of $750,000 was paid on full on September 17, 2012.  On September 6, 2012, the Company issued to UTA 208,759 shares of common stock in consideration for its cancellation of the warrants issued to UTA.  The resulting charge was recorded as interest expense.

Term Loan – MidMarket Capital
On September 17, 2012, the Company entered into a Loan and Security Agreement with the lenders referred to therein (the “Lenders”), MidMarket Capital Partners, LLC, as agent for the Lenders (the “Agent”), and certain subsidiaries of the Company as guarantors (the “Loan Agreement”).  Pursuant to the loan agreement, the Lenders provided the Company senior secured first lien term loans in an aggregate amount of $13,000,000 (the “Term Loans”).  A portion of the proceeds of the Term Loans were used to finance the acquisitions of the ADEX Entities and TNS, to repay certain outstanding indebtedness (including all indebtedness owed to  UTA) and to pay fees, costs and other expenses related thereto.  The remainder of the Term Loan may be used by the Company to finance certain other acquisitions (“Potential Acquisitions”) and for working capital and long-term financing needs.

The Term Loans mature on September 17, 2017, provided that if the Company fails to raise by March 14, 2014, at least $30,000,000 in connection with a public offering of voting equity securities of the Company, the Term Loans will mature on June 17, 2014. If no Potential Acquisition was completed within 90 days of September 17, 2012, the Company was required to repay $750,000 of the Term Loan. The Company completed the acquisition of Environmental Remediation and Financial Services on December 17, 2012 and this covenant became void.

In connection with the Term Loans, deferred loan costs of $1,800,051 were recorded.  These costs are being amortized over the life of the loan using the effective interest method.

Interest on the Term Loans accrues at the rate of 12% per annum.

Subject to certain exceptions, all obligations of the Company under the Term Loans are unconditionally guaranteed by each of the Company’s existing and subsequently acquired or organized direct and indirect domestic subsidiaries (the “Guarantors”) pursuant to the terms of a Guaranty and Suretyship Agreement dated as of September 17, 2012, by RM Leasing and Tropical, both wholly-owned subsidiaries of the Company,  in favor of the Agent (the “Guaranty”), as supplemented by an Assumption and Joinder Agreement dated as of September 17, 2012 by and among the Company, ADEX, TNS and the Agent (the “Joinder”).  Pursuant to the terms of the Loan Agreement, the Guaranty (as supplemented by the Joinder) and a Pledge Agreement dated as of September 17, 2012 by the Company in favor of the Agent, the obligation of the Company and the Guarantors in respect of the Term Loans are secured by a first priority security interest in substantially all of the assets of the Company and the Guarantors, subject to certain customary exceptions.

The Term Loans are subject to certain representations and warranties, affirmative covenants, negative covenants, financial covenants and conditions.  The Term Loans also contain events of default, including, but not limited to, the failure to make payments of interest or premium, if any, on, or principal under the Term Loans, the failure to comply with certain covenants and agreements specified in the Loan Agreement and other loan documents entered into in connection therewith for a period of time after notice has been provided, the acceleration of certain other indebtedness resulting from the failure to pay principal on such other indebtedness, certain events of insolvency and the occurrence of any event, development or condition which has had or could reasonably be expected to have a material adverse effect.  If any event a default occurs, the principal, premium, if any, interest and any other monetary obligations on all the then-outstanding amounts under the Term Loans may become due and payable immediately.

Pursuant to the Loan Agreement, the Company issued warrants to the Lenders (the “Warrants”), which entitle the Lenders to purchase a number of shares of common stock equal to 10% of the fully-diluted shares of the common stock of the Company on the date on which the Warrants first became exercisable, which was December 6, 2012.  The Warrants were amended on November 13, 2012 as part of the First Amendment to the Loan Agreement.  At that time, the Warrants were increased from the right to purchase 10% of the fully-diluted shares to the right to purchase 11.5% of the fully-diluted shares. The Warrants have an exercise price of $1.25 per share, subject to adjustment as set forth in the Warrants, and will expire on September 17, 2014, but are subject to extension until certain financial performance targets are met.  The Warrants have anti-dilution rights in connection with the exercise price.  The fair value of the anti-dilution rights is immaterial.  If the Company issues stock, warrants or options at a price below the $1.25 per share exercise price of the Warrants, the exercise price of the Warrants resets to the lower price.  As of March 8, 2013, the Lenders had not required the Company to exercise the Warrants. The Warrants meet the criteria in accordance with ASC 480 to be classified as liabilities since there is a put feature that requires the Company to repurchase the Warrants. The derivative liability associated with this debt will be revalued each reporting period and the increase or decrease will be recorded to the consolidated statement of operations under the caption "change in fair value of derivative instruments."

On September 17, 2012, when the Warrants were issued, the Company recorded a derivative liability in the amount of $193,944.  The amount was recorded as a debt discount and is being amortized over the life of the Term Loan. Pursuant to the second amendment to the MidMarket Loan Agreement dated March 22, 2013, the aggregate number of shares of common stock issuable upon exercise of such warrants was set at 749,542 shares. The amount of the derivative liability was computed by using the Black Scholes Option Valuation Method to determine the value of the Warrants issued.  The Company used the following assumptions to determine the fair value of the Warrants at the original measurement date of September 17, 2012 and at December 31, 2012. The underlying security price (fair value of shares of common stock) was $0.0018 and $0.0017 at September 17, 2012 and December 31, 2012, respectively. The exercise price at each date was $1.25 based on the terms set forth in the Warrant.  The historical volatility was estimated at 109% and 112%, respectively, based on historically volatility of other public comparisons. The selected term was 2 years and 1.7 years, respectively, which correlates to the time to expiration.  The risk free rate was estimated at 0.23% and 0.25%, respectively, based on the 2-year treasury rate which was closest to the selected term at each date. At March 31, 2013 and December 31, 2012, the number of shares of common stock issuable upon exercise of the Warrants was 749,542 and 6,007,529, respectively.

Pursuant to the Loan Agreement, the Company has covenants that must be maintained in order for the loan to not be in default.  The covenants were as follows in the original Loan Agreement:

(A) Minimum Liquidity. Liquidity shall not be less than the amount set forth below, to be maintained at all times during and at the end of each period specified below:

Periods	Liquidity
Closing Date through December 31, 2012	$1,000,000
January 1, 2013 through March 31, 2013	$1,500,000
April 1, 2013 through June 30, 2013	$2,000,000
July 1, 2013 through September 30, 2013	$2,500,000
October 1, 2013 and at all times thereafter	$3,000,000

(B) Capital Expenditures. Capital Expenditures (whether or not financed) shall not exceed the amounts specified below for the periods specified below:

Periods	Capital Expenditures
Closing Date through December 31, 2012	$100,000
Closing Date through March 31, 2013	$200,000
Closing Date through June 30, 2013	$300,000
Four fiscal quarters ending on September 30, 2013	$400,000
Four fiscal quarters ending on each of December 31, 2013 and December 31, 2014	$500,000
Four fiscal quarters ending on each of March 31, 2015, June 30, 2015, September 30, 2015 and December 31, 2015	$600,000
Four fiscal quarters ending on March 31, 2016, and each consecutive period of four fiscal quarters thereafter	$700,000

(C) Fixed Charge Coverage Ratio. The Fixed Charge Coverage Ratio shall be not less than 2.00 to 1.00 as of the end of each fiscal quarter, commencing with the fiscal quarter ending on December 31, 2012, in each case for the trailing period of four (4) consecutive fiscal quarters then ended, provided that, for purposes of calculating compliance with this covenant, with respect to Debt Payments for the fiscal quarter ending on December 31, 2012, the two fiscal quarters ending on March 31, 2013 and the three fiscal quarters ending on June 30, 2013 such Debt Payments shall be annualized by multiplying such Debt Payments by a factor of 4, 2 and 1.33, respectively.

(D) Total Debt Leverage Ratio. The Total Debt Leverage Ratio shall not be greater than the levels specified below as of the end of, and for, each period indicated below, with Adjusted EBITDA measured for the trailing period of four (4) consecutive fiscal quarters then ended:

Period Ending On	Total Debt Leverage Ratio
December 31, 2012	3.50 to 1.00
March 31, 2013	3.50 to 1.00
June 30, 2013	3.00 to 1.00
September 30, 2013	2.75 to 1.00
December 31, 2013	2.50 to 1.00
March 31, 2014	2.25 to 1.00
June 30, 2014	2.00 to 1.00
September 30, 2014	1.75 to 1.00
December 31, 2014	1.75 to 1.00
March 31, 2015	1.50 to 1.00
June 30, 2015	1.40 to 1.00
September 30, 2015	1.30 to 1.00
December 31, 2015	1.20 to 1.00
March 31, 2016 and the last day of each succeeding fiscal quarter thereafter	1.00 to 1.00

(E) Senior Debt Leverage Ratio. The Senior Debt Leverage Ratio shall not be greater than the levels specified below as of the end of, and for, each period indicated below, with Adjusted EBITDA measured for the trailing period of four (4) consecutive fiscal quarters then ended:

Period Ending On	Senior Debt Leverage Ratio
December 31, 2012	2.60 to 1.00
March 31, 2013	2.60 to 1.00
June 30, 2013	2.40 to 1.00
September 30, 2013	2.20 to 1.00
December 31, 2013	2.00 to 1.00
March 31, 2014	1.80 to 1.00
June 30, 2014	1.60 to 1.00
September 30, 2014	1.50 to 1.00
December 31, 2014	1.40 to 1.00
March 31, 2015	1.30 to 1.00
June 30, 2015	1.20 to 1.00
September 30, 2015	1.10 to 1.00
December 31, 2015 and the last day of each succeeding fiscal quarter thereafter	1.00 to 1.00

On November 13, 2012, the Company and the Agent entered into the First Amendment to the Loan Agreement, pursuant to which an additional $2,000,000 was loaned to the Company.  In addition, an additional $60,000 was added as deferred loan cost, and an additional $191,912 was expensed.  This amendment was accounted for as a modification.

As of December 31, 2012, the Company was in breach of certain financial covenants under the Loan Agreement, which resulted in events of default under the Loan Agreement.   On March 22, 2013, the Company and its subsidiaries entered into the second amendment to the Loan Agreement with the Lenders and the Agent pursuant to which, among other agreements, all of the existing events of default by the Company were waived and the financial covenants that gave rise to certain of the events of default were amended as follows (defined terms are as defined in the Loan Agreement):

(i)           Minimum Liquidity.  As amended, Liquidity shall not be less than the amount set forth below, to be maintained at all times during and at the end of each period specified below:

Periods	Liquidity
September 17, 2012 through November 13, 2012	$200,000
November 13, 2012 through December 31, 2012	$1,000,000
January 1, 2013 through March 22, 2013	$1,500,000
March 22, 2013 through June 30, 2013	$200,000
July 1, 2013 through September 30, 2013	$1,500,000
October 1, 2013 through December 31, 2013	$2,000,000
January 1, 2014 through March 31, 2014	$2,500,000
April 1, 2014 and at all times thereafter	$3,000,000

(ii)          Capital Expenditures.  As amended, Capital Expenditures (whether or not financed) shall not exceed $500,000 for the four fiscal quarters ending on each of December 31, 2013, March 31, 2014, June 30, 2014, September 30, 2014 and December 31, 2014.

(iii)         Fixed Charge Coverage Ratio.  As amended, the Fixed Charge Coverage Ratio as of the end of each fiscal quarter, in each case for the trailing period of four (4) consecutive fiscal quarters then ended, shall be not less than the ratio set forth below opposite the last day of each fiscal quarter set forth below, provided that, for purposes of calculating compliance with this covenant, with respect to Debt Payments for the fiscal quarter ended on December 31, 2012, the two fiscal quarters ending on March 31, 2013 and the three fiscal quarters ending on June 30, 2013, such Debt Payments shall be annualized by multiplying such Debt Payments by a factor of 4, 2 and 1.33, respectively:

Period Ending On	Fixed Charge Coverage Ratio
March 31, 2013	1.05 to 1.00
June 30, 2013	1.05 to 1.00
September 30, 2013	1.15 to 1.00
December 31, 2013	1.20 to 1.00
March 31, 2014	1.25 to 1.00
June 30, 2014	1.30 to 1.00
September 30, 2014	1.35 to 1.00
December 31, 2014	1.40 to 1.00
March 31, 2015	1.45 to 1.00
June 30, 2015	1.50 to 1.00
September 30, 2015	1.60 to 1.00
December 31, 2015	1.70 to 1.00
March 31, 2016	1.80 to 1.00
June 30, 2016	1.90 to 1.00
September 30, 2016 and the last day of each succeeding fiscal quarter thereafter	2.00 to 1.00

(iv)         Total Debt Leverage Ratio.  As amended, the Total Debt Leverage Ratio shall not be greater than the levels specified below as of the end of, and for, each period indicated below, with Adjusted EBITDA measured for the trailing period of four (4) consecutive fiscal quarters then ended:

Period Ending On	Total Debt Leverage Ratio
March 31, 2013	7.25 to 1.00
June 30, 2013	6.50 to 1.00
September 30, 2013	5.50 to 1.00
December 31, 2013	5.00 to 1.00
March 31, 2014	4.75 to 1.00
June 30, 2014	4.50 to 1.00
September 30, 2014	4.25 to 1.00
December 31, 2014	3.75 to 1.00
March 31, 2015	3.50 to 1.00
June 30, 2015	3.25 to 1.00
September 30, 2015	2.75 to 1.00
December 31, 2015	2.50 to 1.00
March 31, 2016	2.25 to 1.00
June 30, 2016 and the last day of each succeeding fiscal quarter thereafter	2.00 to 1.00

(v)           Senior Debt Leverage Ratio.  As amended, the Senior Debt Leverage Ratio shall not be greater than the levels specified below as of the end of, and for, each period indicated below, with Adjusted EBITDA measured for the trailing period of four (4) consecutive fiscal quarters then ended:

Period Ending On	Senior Debt Leverage Ratio
March 31, 2013	5.10 to 1.00
June 30, 2013	5.00 to 1.00
September 30, 2013	4.50 to 1.00
December 31, 2013	3.50 to 1.00
March 31, 2014	3.25 to 1.00
June 30, 2014	3.00 to 1.00
September 30, 2014	2.75 to 1.00
December 31, 2014	2.50 to 1.00
March 31, 2015	2.25 to 1.00
June 30, 2015	2.00 to 1.00
September 30, 2015	1.75 to 1.00
December 31, 2015	1.50 to 1.00
March 31, 2016	1.25 to 1.00
June 30, 2016 and the last day of each succeeding fiscal quarter thereafter	1.00 to 1.00

The following table summarizes the repayment obligations of the MidMarket Term Loan for the dates and periods indicated:

March 31, 2013	$162,500
June 30, 2013	162,500
September 30, 2013	162,500
November 14, 2013	2,000,000
December 31, 2013	325,000
2014	1,462,500
2015	2,112,500
2016	3,575,000
2017	4,875,000
Total	$14,837,500

The Company’s obligations under the Loan Agreement, as amended, are secured by all of the Company’s assets.

Interest expense on the Term Loan was $445,125 in the three months ended March 31, 2013 and $491,943 in the year ended December 31,  2012.

As of March 31, 2013, the Company was in compliance with the amended covenants in the Loan Agreement.

Convertible Promissory Notes, Unsecured.

In June 2012, the Company issued an 8% convertible promissory note in the principal amount of $27,500 that bore interest at the rate of 8% per annum and matured in December 2012.  This note was convertible into common stock of the Company, at the holder’s option, at a conversion price equal to 50% of the average of the three lowest closing prices of the common stock within the 10-day period prior to the conversion date.  As of December 31, 2012, this note was still outstanding.  In January 2013, this note was converted into 28,826 shares of common stock.  During 2012, the Company recognized $1,100 of interest expense on this note.

Promissory Note, unsecured

In September 2012, the Company issued a promissory note in the principal amount of $530,000 to Wellington Shields & Co.  This note bore interest at the lowest rate permitted by law unless the Company was in default on repayment, at which time the note bore interest at the rate of 18% per annum.  This note was due in October 2012 and the Company was in default and accruing interest at the higher amount. During 2012, the Company recorded interest expense of $28,090 on this note. The amount outstanding as of March 31, 2013 and December 31, 2012 was $175,000 and $195,000, respectively. This note has since been paid in full as of May 2, 2013 and the Company has received a general release from Wellington Shields & Co.

8% Convertible Promissory Notes

Between February and September 2011, the Company issued five 8% convertible promissory notes in the aggregate principal amount of $197,500.  These notes bore interest at the rate of 8% per annum and matured between November 2011 and June 2012.  The principal and interest of these notes was convertible into common stock of the Company, at the holder’s option, at a rate equal to 50% of the average of the three lowest closing prices of the common stock within the 10-day period prior to the conversion date.  As of December 31, 2012, there were no amounts outstanding on these notes. During the years ended December 31, 2012 and 2011, the Company recognized $187,029 and $90,099 of interest expense on the notes. The lender was issued 177,270 and 117,386 shares during the years ended December 31, 2012 and 2011, respectively, in connection with the conversion of the debt.

Promissory Note with Equity Component

On May 11, 2011, the Company issued a promissory note in the principal amount of $25,000.  In connection with the issuance of this promissory note, the Company issued to the lender 8,000 shares of the Company’s common stock.  This promissory note bore no interest. This promissory note was due in June 2011, and was considered in default at December 31, 2011.  This promissory note had a principal balance of $8,000 as of December 31, 2011 and $0 on December 31, 2012. This note was repaid in January 2012.

18% Convertible Promissory Note

In July 2012, the Company issued an 18% convertible promissory note in the principal amount of $210,000, which matured in January 2013, and is still outstanding.  The principal of and interest on this note are convertible, at the holder’s option, into the Company’s common stock at a rate equal to 50% of the average of the three lowest closing prices of the common stock within the 10-day period prior to the conversion date.  During March 2013, the holder expressed that they will be converting into common stock of the Company. During 2012, the Company recognized interest expense of $11,130 on this note. During March 2013, the note was converted into 146,334 shares of common stock.

Promissory Note, Unsecured

On May 26, 2011, the Company issued a promissory note in the principal amount of $50,000.  In connection with the issuance of this promissory note, the Company issued to the lender 16,000 shares of the Company’s common stock.  This note bore no interest until the occurrence of an event of default, at which time the note was to bear interest at the rate of 18% per annum on the remaining balance.  This note was due in June 2011, and is considered in default.  This note had a principal balance of $9,500, $9,500 and $39,500 as of March 31, 2013 and December 31, 2012 and 2011, respectively. The Company recorded interest expense of $450 and $0 in the three months ended March 31, 2013 and 2012, respectively, and $15,689 and $0 in the years ended December 31, 2012 and 2011, respectively.

Acquisition Promissory Note

On December 29, 2011, the Company acquired substantially all of the assets and assumed certain liabilities of RM Engineering.  Upon its acquisition of RM Engineering, the Company assumed unsecured, non-interest bearing acquisition promissory notes to former shareholders of RM Engineering due in March and June 2012. As of December 31, 2012, these notes were in default. As of March 31, 2013 and December 31, 2012 and 2011, these notes had a principal balance of $200,000.  The Company recorded no interest expense in 2012 or 2011 on these notes.

15% Promissory Note, Unsecured

In March 2013, the Company issued a promissory note to Frank Jadevaia in the amount of $100,000.  This note bears interest at the rate of 15% per annum and was due in April 2013. The holder of the note has agreed to extend the due date of the note to June 2013.

Derivative Instruments	3 Months Ended
Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS
10.           DERIVATIVE INSTRUMENTS

The Company evaluates and accounts for derivatives conversion options embedded in its convertible and freestanding instruments in accordance with ASC 815, Accounting for Derivative Instruments and Hedging Activities, or ASC 815.

The Company issued warrants to UTA Capital per the terms of a note payable in 2010, which were outstanding through August 2012, at which point the Company and the lender settled the debt and the warrants.

The terms of the warrants, among others, provided that the number of shares issuable upon exercise of the warrants amounted to 16% of the Company’s fully-diluted outstanding common shares and common share equivalents, whether the common share equivalents were fully vested and exercisable or not, and the exercise price, which was initially at $18.75 per common share underlying the warrants, was reset at the lowest effective price per share in the Company’s subsequent financings.   The Company reset the exercise price of the warrants in the third amendment to the loan agreement in December 2011. This amendment was accounted for as a loan modification.  The adjustment of the warrant was valued under the Black-Scholes Option Valuation Method at $4,611 and recorded as a debt discount and derivative liability.

The Company issued warrants to the lenders under its term loan agreement in 2012. The Company also issued warrants in connection with the issuance of its Series E Preferred Stock in 2012.  The warrants were outstanding at December 31, 2012.

The terms of the warrants issued to the lenders in 2012 provide that, among other things, the number of shares of common stock issuable upon exercise of such warrants amounts to 11.5% of the Company’s fully-diluted outstanding common stock and common stock equivalents, whether the common stock equivalents are fully vested and exercisable or not, and that the initial exercise price of such warrants is $1.25 per share of common stock, subject to adjustment.

At the issuance date, the warrants issued to the lenders were exercisable to purchase a number of shares of common stock equal to 10% of the fully-diluted shares of common stock of the Company.  The Company calculated the number of shares that would be issued if the warrants were exercised at 4,423,681, based on fully-diluted shares outstanding of 44,236,809. This calculation assumed the conversion of all preferred shares into common shares and the exercise of the warrants issued to the purchasers of the Series E Preferred Stock, and the Company used an Option Pricing Method to determine the fair value of the warrants of $193,944. In applying such methodology, the Company used a historical volatility of 109% based on its volatility and volatility of other public comparable companies.  The risk free interest rate was estimated at 0.23% based on the two-year treasury rate.  The Company used the imputed value of common stock using the Option Pricing method and the term of the warrants of two years for its assumptions. The underlying security price (fair value of the shares of the Company’s common stock) was $0.0018 on September 17, 2012, the date of issuance of the warrants.

On November 14, 2012, the Company's term loan agreement was amended and the number of warrants was adjusted to enable the purchase of up to 11.5% of the fully diluted common shares outstanding.  At December 31, 2012, the number of shares to be issued upon exercise of the warrants was 6,007,529, based on fully-diluted shares of 51,810,451.  The Company used the Option Pricing Method to determine the fair value of the warrants as of December 31, 2012. The fair value was determined to be $35,593.  The Company used a historical volatility of 112% based on its volatility and volatility of other public comparable companies.  The risk free interest rate was estimated at 0.25% based on the two year treasury rate.  The Company used the imputed value of common stock using the Option Pricing method and the term of the warrants of 1.7 years for its assumptions.

The terms of the warrants issued to the holders of Series E Preferred Stock provide that, among other things, the number of shares of common stock issuable upon exercise of such warrants amounts to 4.99% of the Company’s fully-diluted outstanding common shares and common share equivalents, whether the common share equivalents are fully vested and exercisable or not, and that the exercise price of such warrants is $125 per share of common stock, subject to adjustment.

The warrants provide for variability involving the effective amount of common share equivalents issued in future equity offerings of equity-linked financial instruments.  Additionally, the warrants do not contain an exercise contingency.  Accordingly, the settlement of the warrants would not equal the difference between the fair value of a fixed number of shares of the Company’s common stock and a fixed stock price.  Accordingly, they are not indexed to the Company’s stock price.  The Company accounts for such variability associated with its warrants as derivative liabilities.

The warrants issued to the holders of Series E Preferred Stock do not meet the criteria to be classified as equity in accordance with ASC 815-40-15-7D and should be classified as derivative liabilities at fair value and should be marked to market since they are not considered indexed to the issuer’s stock. At December 31, 2012, the value of the derivative liability for the warrants was minimal and therefore no amount was recorded by the Company.

In determining the fair value of the warrants, the Company used the imputed value of common stock using the Option Pricing method of $0.0017 and $0.2075 on December 31, 2012 and March 31, 2013, respectively.

The fair value of derivatives at each measurement date was calculated using the Black-Scholes option pricing model with the following factors, assumptions and methodologies:

	March 31,	Year Ended December 31,
	2013	2012	2011

Implied fair value of Company’s common stock	$0.2075-9.00	$0.68755-10.00	$0.6875-10.00
Volatility (closing prices of 3-4 comparable public companies, including the Company’s historical volatility)	109-112%	56.78-112%	56.78-112%
Exercise price	$1.25-125.00	$0.2375 – 2.50	$0.2375 – 2.50
Estimated life	1.5 years	1.75 years	1.5-4 years
Risk free interest rate (based on 1-year treasury rate)	0.0260 - 0.12%	0.0266-0.12%	0.06-0.12%

A summary of the transactions related to the derivative liability for the three months ended March 31, 2013 and the years ended December 31, 2012 and 2011 is as follows:

Derivative liability at January 1, 2010	$459,897
Decrease in fair value of derivative liability,
recognized as other income	(421,340)
Derivative liability at December 31, 2011	$38,557
Fair value of derivative
at issuance, recognized as debt discount	$193,944
Decrease in fair value of derivative liability,
recognized as other income	(198,908)
Derivative liability at December 31, 2012	$33,593
Decrease in fair value of derivative liability,
recognized as other income	(15,629)
Derivative liability at March 31, 2013	$17,964

Income Taxes	3 Months Ended
Mar. 31, 2013
Income Taxes [Abstract]
INCOME TAXES
11.           INCOME TAXES

The provision for (benefit from) income taxes for the three months ended March 31, 2013 and 2012 and for the years ended December 31, 2012 and 2011 was as follows:

	Three Months Ended March 31,		Years Ended December 31,
	2013	2012	2012	2011
Federal	$-	$-	$-	$-
State	-	-	48,232	-
Foreign	-	-	106,217	-

Total current	$-	$-	$154,449	$-

Deferred:
Federal	$(220,700)	$-	$(2,530,775)	$-
State	-	-	(270,197)	-

Total deferred	$(220,700)	$-	$(2,800,972)	$-
Total income tax benefit	$(220,700)	$-	$(2,646,523)	$-

The Company's effective tax rate for the three months ended March 31, 2013 and 2012, along with for the years ended December 31, 2012 and 2011, differed from the federal statutory rate as follows:

	Three Months Ended March 31,		Years Ended December 31,
	2013	2012	2012	2011
	%	%	%	%
Federal tax benefit at statutory rate	(34.0)	(34.0)	(34.0)	(34.0)
Permanent differences	9.0	22.1	(6.7)	22.1
State tax benefit, net of Federal benefits	(5.0)	(1.2)	0.8	(1.2)
Other	-	-	0.3	-
Effect of foreign income taxed in rates other than the U. S. Federal statutory rate	-	-	2.8	-
Net changes in valuation allowance	-	13.1	(29.5)	13.1
Foreign tax credits	-	-	(2.8)	-

Tax benefit	(30.0)	-	(69.1)	-

The tax effect of temporary differences and carry forwards that gave rise to significant portions of the deferred tax assets in liabilities is as follows:

	Three Months Ended March 31,		Years Ended December 31,
	2013	2012	2012	2011
Net operating loss carryforwards	$2,174,231	$3,742,000	$2,058,644	$3,421,000
Accruals and reserves	261,000	84,000	301,000	84,000
Credits	106,000	-	106,000	-

Total assets	2,541,231	3,826,000	2,465,644	3,505,000

Depreciation	(15,000)	(33,000)	(15,000)	(33,000)
Section 481 adjustment	(1,256,230)	(1,796,000)	(1,347,000)	(1,796,000)
Intangible assets	(3,423,657)		(3,478,000)
Valuation allowance	-	(1,997,000)	-	(1,676,000)

Total liabilities	(4,694,887)	(3,826,000)	(4,840,000)	(3,505,000)

Net deferred tax liabilities	$(2,153,656)	$-	$(2,374,356)	$-

As of December 31, 2011, based upon available objective evidence, management believed it was more likely than not that the net deferred tax assets would not be realized.  Accordingly, management had established a valuation allowance for all deferred tax assets.  The net valuation allowance decreased by approximately $1,516,000 during the year ended December 31, 2012 as a result of the recognition of offsetting deferred tax liabilities. including the Section 481 adjustment as described below and the acquisition of intangible assets in its business combinations.  As a result of these items, the Company was in a net deferred tax liability position and the remaining deferred tax assets, primarily net operating losses, are expected to be realized when these deferred tax liabilities are recognized.

As of March 31, 2013 and December 31, 2012, the Company had available net operating loss carryforwards of approximately $6,000,000 and $5,900,000, respectively, and at March 31, 2012 and December 31, 2011 had $4,100,000 and $3,800,000, respectively, available to reduce future taxable income, if any, for federal and Florida income tax purposes, respectively.  The federal and state net operating loss carryforwards begin to expire in 2025.   As of March 31, 2013 and December 31, 2012, the Company had federal taxes credit carryforwards of $106,000 available to offset future federal  taxes payable. These federal credits begin to expire in 2022.

Utilization of the net operating loss and credit carryforwards is subject to an annual limitation due to the ownership percentage change limitations provided by Section 382 of the Internal Revenue Code of 1986 and similar state provisions.  The annual limitation may result in the expiration of the net operating loss carryforwards before utilization. The Company has adjusted it deferred tax asset to record the expected impact of the limitations.

During 2012, the Company acquired ownership of three entities that had historically used the cash method of accounting for tax purposes. Section 446 of the Internal Revenue Code of 1986, as amended, requires that the Company prepare its tax returns using the accrual method of accounting. As a result of this change from cash to accrual accounting for income tax purposes, the Company recorded $4.5 million, or $1.3 million tax affected, as a deferred tax liability through purchase accounting (which will be recognized into income over the period 2012 through 2015). A change in method of accounting requires an adjustment under IRC section 481(a). IRC section 481(a) requires those adjustments necessary to prevent amounts from being duplicated or omitted to be taken into account when the taxpayer’s taxable income is computed under a method of accounting different from the method used to compute taxable income for the preceding taxable year. When there is a change in method of accounting to which IRC section 481(a) is applied, income for the taxable year preceding the year of change must be determined under the method of accounting that was then employed, and income for the year of change and the following taxable years must be determined under the new method of accounting as if the new method had always been used. The adjustment represents the cumulative difference between the present and proposed methods. As this was a voluntary method change, the rules allow a four year recognition period for an unfavorable Section 481 adjustment (i.e. additional taxable income).

During 2012, the Company also acquired 100% of a Puerto Rican limited liability company, thereby subjecting the Company to Puerto Rican income taxes on any Puerto Rico-sourced taxable income.  Such taxes paid are considered foreign taxes that may be credited against federal income taxes payable in future years.

The Company applies the standard relating to accounting (ASC740-10) for uncertainty in income taxes, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.  The Company is required to recognize in the financial statements the impact of a tax position, if that position is more likely than not of being sustained on audit, based on the technical merits of the position.  There were no significant unrecognized tax benefits recorded as of March 31, 2013 and December 31, 2012, and there was no change to the unrecognized tax benefits during the three months ended March 31, 2013 and the years ended December 31, 2012 and 2011.

The Company does not have any tax positions for which it is reasonably possible the total amount of gross unrecognized tax benefits will increase or decrease through December 31, 2013.  The unrecognized tax benefits may increase or change during the next year for items that arise in the ordinary course of business.

The Company’s continuing practice is to recognize interest and/or penalties related to income tax matters as a component of income tax expense.  As of March 31, 2013, December 31, 2012 and 2011, there was no accrued interest and penalties related to uncertain tax positions.

The Company is subject to U.S. federal income taxes and to income taxes in various states in the United States. Tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply.  The tax return years 2009 through 2012 remain open to examination by the major domestic taxing jurisdictions to which the Company is subject.  In addition, all of the net operating loss credit carryforwards that may be used in future years are still subject to adjustment.  The Company is not currently under examination by any tax jurisdiction.

Concentrations of Credit Risk	3 Months Ended
Mar. 31, 2013
Concentrations Of Credit Risk [Abstract]
CONCENTRATIONS OF CREDIT RISK
12.           CONCENTRATIONS OF CREDIT RISK

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash in financial institutions. At December 31, 2011, substantially all of the Company’s cash was in one bank subject to FDIC’s insurance of $250,000 per depositor per insured bank. From December 31, 2011 through March 31, 2013, all noninterest-bearing transaction accounts were fully insured under the Dodd-Frank Act, regardless of the balances of the account and the ownership capacity of the funds.

The Company grants credit under normal payment terms, generally without collateral, to its customers.  These customers primarily consist of telephone companies, cable television multiple system operators and electric and gas utilities. With respect to a portion of the services provided to these customers, the Company has certain statutory lien rights that may in certain circumstances enhance the Company’s collection efforts. Adverse changes in overall business and economic factors may impact the Company’s customers and increase credit risks.  These risks may be heightened as a result of the current economic developments and market volatility.  In the past, some of the Company’s customers have experienced significant financial difficulties and likewise, some may experience financial difficulties in the future.  These difficulties expose the Company to increased risks related to the collectability of amounts due for services performed.  The Company believes that none of its significant customers were experiencing financial difficulties that would impact the collectability of the Company’s trade accounts receivable as of March 31, 2013 and December 31, 2012 and 2011.

As of and for the three months ended March 31, 2013 and 2012, and as of for the years ended December 31, 2012 and 2011, concentrations of significant customers were as follows:

	Accounts Receivable	Revenues
Three months ended March 31, 2013 and as at March 31, 2013
Ericsson, Inc	39%	49%
Ericsson Caribbean	7%	4%
Uline	2%	4%
Verizon	3%	4%
Bartech	2%	3%

	Accounts Receivable	Revenues
Three months ended March 31, 2012 and as at March 31, 2012
ABSS	0%	30%
Verizon	24%	24%
Alpha Technologies Services	25%	12%
Hotwire Communications	14%	8%
South West Florida Works	10%	6%

	Accounts Receivable	Revenues
Year ended December 31, 2012 and as at December 31, 2012
C2 Utility	10%	4%
Ericsson Caribbean	11%	5%
Verizon Communications, Inc.	3%	7%
Nexlink	0%	14%
Ericsson, Inc.	33%	33%

	Accounts Receivable	Revenues
Year ended December 31, 2011 and as at December 31, 2011
Danella Construction Corp. of FL, Inc.	4%	17%
Alpha Technologies Services	8%	1%
Verizon Communications, Inc.	48%	56%
Hotwire Communications	5%	4%
Miami-Dade County ETSD	1%	5%
Miami Dade County Public Schools	28%	4%

Geographic Concentration Risk

Substantially all of the Company’s customers are located within the United States.

Commitments and Contingencies	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
13.           COMMITMENTS AND CONTINGENCIES

The Company leases certain of its property under leases that expire on various dates through 2016.  Some of these agreements include escalation clauses and provide for renewal options ranging from one to five years.

Rent expense incurred under the Company’s operating leases amounted to $103,911 and $30,778 for the three months ended March 31, 2013 and 2012, respectively and $174,513 and $59,104 for the years ended December 31, 2012 and 2011, respectively.

The future minimum obligation during each year through 2016 under the leases with non-cancelable terms in excess of one year is as follows:

Years Ended December 31,	Future Minimum Lease Payments
2013	$197,397
2014	133,214
2015	121,655
2016	66,000
Total	$518,266

Stockholders' Deficit	3 Months Ended
Mar. 31, 2013
Stockholders' Deficit [Abstract]
STOCKHOLDERS' DEFICIT

14.            STOCKHOLDERS’ DEFICIT

Common Stock:

Reverse stock split

On December 7, 2012, the Company’s stockholders approved a reverse stock split of its common stock at a ratio of 1-for-125. The reverse stock split became effective on January 14, 2013. All applicable share and per-share amounts have been retroactively adjusted to reflect the reverse stock split.

Basis for determining fair value of shares issued

The Company determines the value at which to record common stock issued in connection with acquisitions using the market price of the common stock on the date of acquisition.

The Company uses the market price of its common stock to determine the fair value of shares of common stock issued in connection with debt conversions and settlements and in connection with loan modifications.

The Company uses the market price of its common stock to determine the fair value of shares of common stock issued in connection with stock compensation issued to employees and third parties.

Issuance of shares of common stock to third-party for services

During 2011, the Company issued 16,000 shares of its common stock to a consultant, Birbragher Ins Trust, in exchange for consulting services relating to corporate matters.  The shares were valued at $15 per share.

During 2011, the Company issued 8,000 shares of its common stock to Interactive Business Alliance in exchange for consulting services relating to public relations.  The shares were valued at $13.75 per share.

The aggregate consideration for the issuance of shares of the Company’s common stock for services amounted to $350,000 during 2011 and is reflected in the accompanying consolidated statement of operations as operating expenses.

During 2012, the Company issued 132,000 shares of the Company’s common stock in exchange for consulting services.  The shares were valued at an average price of $2.57 per share for a value of $338,900.

During February 2013, the Company issued 25,000 shares of its common stock to a consultant, in exchange for consulting services relating to corporate matters. The shares were valued at $3.38 per share.

Issuance of shares of common stock to employees, directors, and officers

During 2011, the Company issued 84,000 shares of its common stock to employees as bonuses.  The shares were valued at the weighted-average price of $16.20 per share.  The aggregate consideration for the issuance of shares of the Company’s common stock to its employees amounted to $1,361,000 during 2011 and is reflected in the accompanying consolidated statement of operations as salary and wages.

During 2012, the Company issued 40,000 shares of the Company’s common stock to directors and officers for services rendered.  The shares were valued at $0.75 per share for a value of $30,000.

During February 2013, the Company issued 20,000 shares of the Company’s common stock to two employees for services rendered. The shares were valued at $2.88 per share.

Issuance of shares of common stock pursuant to conversion of notes payable

During 2011, the Company issued 117,386 shares of its common stock to a third-party lender pursuant to the conversion of notes payable aggregating $123,998.  The shares were valued at the conversion price of $1.06 per share.  The aggregate consideration for the issuance of the shares of the Company’s common stock to the third-party lender amounted to $123,998.  The difference between the aggregate consideration issued and the principal amount converted, which amounted to $23,998, has been recorded as interest expense in the accompanying consolidated statement of operations.

During January 2013, the Company issued 28,826 shares of its common stock to a third-party lender pursuant to the conversion of notes payable aggregating $27,500. The fair value of the shares was $5.00 per share.

During March 2013, the Company issued 146,334 shares of its common stock to a third-party lender pursuant to the conversion of notes payable aggregating $210,000. The fair value of the shares was $3.35 per share.

Issuance of shares pursuant to convertible notes payable

During 2012, the Company issued 177,270 shares of its common stock pursuant to convertible notes payable at a weighted-average price of $0.86 per share, for a value of $153,216.

Issuance of shares pursuant to completed business combinations

During 2011, the Company issued 68,000 shares of its common stock in connection with the acquisition of Tropical and RM Engineering.  The shares were valued at $1.12 per share for an aggregate consideration of $76,120.

During 2012, the Company issued 40,000 shares of its common stock with a fair market price of $1.9375 per share in connection with the acquisition of TNS. The total value of the stock issued was $77,500.

Issuance of shares pursuant to acquisition not completed

During 2011, the Company issued in the aggregate 16,856 shares of its common stock to three stockholders of Premier Cable Designs, Inc., an engineering company that the Company proposed to acquire.  The shares were valued at $17.25 per share for an aggregate consideration of $290,766.  The shares were held in deposit and are reflected as deposits in the accompanying consolidated balance sheet at December 31, 2011.  During 2012, the Company determined that that acquisition was not going to occur. As the stockholders of Premier Cable Design did not have to return the shares, the Company expensed the amount recorded as a deposit.

Issuance of shares to satisfy liabilities

During 2011, the Company issued 20,000 shares of its common stock to a third-party lender pursuant to the conversion of a note payable of $25,000.  The shares were valued at $1.25 per share.  The aggregate consideration for the issuance of the shares of the Company’s common stock to the third-party lender amounted to $25,000.

Issuance of shares pursuant to loans

During 2011, the Company issued 16,000 shares of its common stock to a note holder pursuant to the terms of the loan, and it issued, in the aggregate, 32,000 shares of its common stock to a note holder to cure the lack of payment at maturity dates.  The shares were valued at $7.78 per share.  The aggregate consideration for the issuance of the shares of the Company’s common stock to the two note holders amounted to $373,446, which is reflected as interest expense in the consolidated balance sheets.

Issuance from sale of shares

During 2011, the Company sold, in the aggregate, 27,271 shares of its common stock at a price of $2.02 per share, for net proceeds of $55,000.

Issuance of shares pursuant to penalty to waive of covenants

During March 2013, the Company issued an aggregate of 81,500 shares of its common stock pursuant to a modification with MidMarket as Agent. The shares were valued at a price of $3.05 per share. The aggregate consideration for the issuance of the shares of common stock to the lender pursuant to such penalty amounted to $248,575 and has been recorded as interest expense in the consolidated statement of operations.

Issuance of shares pursuant to preferred dividends

During January 2013, the Company issued 164,023 shares of its common stock in exchange for accrued preferred dividends.  The shares were issued to satisfy accrued dividends equal to $246,322.

Issuance of shares pursuant to conversion of preferred stock

During January 2013, the Company issued 157,949 shares of common stock upon the conversion of 566 shares of Series D Preferred Stock.

During February 2013, the Company issued 160,000 shares of common stock upon the conversion of 2,000,000 shares of Series A Preferred Stock. Of such shares, 32,000 shares of common stock were issued to Lawrence Sands, the Company’s Senior Vice President and Corporate Secretary, and 64,000 shares of common stock were issued to each of Billy Caudill and Gideon Taylor, each of whom was a former officer and director of the Company.

Issuance of shares pursuant to loan modification

During 2011, the Company recorded the deemed issuance of 16,596 shares of its common stock pursuant to a loan modification. The shares were valued at a price of $14.62 per share. The aggregate consideration for the issuance of the shares of common stock to the lender pursuant to such modifications amounted to $242,702 and has been recorded as debt discount in the consolidated statement of operations.

Issuance of shares to satisfy obligations pursuant to warrants

During 2012, the Company issued 208,759 shares of its common stock to UTA in exchange for UTA forfeiting common stock warrants with an exercise price of $18.75 per share. The common stock was valued at the price of $2.00 per share. The total value of the shares issued was $352,763, and recorded as interest expense.

Issuance of shares pursuant to exercise of stock options

During March 2013, the Company issued 20,000 shares of common stock upon the exercise of common stock options.

Preferred Stock:

Series A

On June 1, 2011, the Company designated 20,000,000 of its 50,000,000 authorized shares of preferred stock, par value of $0.0001 per share, as Series A Preferred Stock (the “Series A Preferred Stock”).  The Series A Preferred Stock had no dividend rights and was convertible into shares of common stock of the Company at a conversion ratio of .08 shares of common stock for every one share of Series A Preferred Stock.  The Series A Preferred Stock was redeemable at a price of $0.0001 per share and entitled the holder to voting rights at a ratio of .08 votes for every one share of Series A Preferred Stock.

On June 1, 2011, the Company’s Board of Directors authorized the issuance of 2,000,000 shares of the Series A Preferred Stock to three of the Company’s principal officers valued at the fair market value of $1.00 per share and recorded in the accompanying financials statements as stock compensation expense.  The carrying amount of the Series A Preferred Stock was based on the par value of the Series A Preferred stock of $0.001 per share, or $200, the difference of $1,999,800 between the fair value of the Series A Preferred Stock at date of issuance and the carrying value of $200, was recorded as additional paid in capital.

As of December 31, 2012 and December 31, 2011, the Series A Preferred Stock was convertible into 160,000 and 160,000 shares of common stock, respectively.  This conversion is based on a conversion ratio of .08 shares of common stock for each share of Series A Preferred Stock. The total fully diluted common stock outstanding on March 31, 2013,  December 31, 2012 and December 31, 2011 was 57,383,496, 52,251,924 and 3,616,039 respectively.

On February 7, 2013, the Company converted 2,000,000 shares of Series A Preferred Stock into shares of common stock.

Redeemable Preferred Stock	3 Months Ended
Mar. 31, 2013
Preferred Stock [Abstract]
REDEEMABLE PREFERRED STOCK
15.           REDEEMABLE PREFERRED STOCK

The Company evaluated and concluded that its Series B, C, E, F, G and H Preferred Stock did not meet the criteria in ASC 480-10 and thus were not considered liabilities. The Company evaluated and concluded that the embedded conversion feature in preferred series B, C, E, G and H did not meet the criteria of ASC 815-10-25-1 and does not need to be bifurcated.  In accordance with ASR 268 and ASC 480-10-S99 these equity securities are required to be classified outside of permanent equity since they are redeemable for cash.  These instruments are currently redeemable and thus have been adjusted to their maximum redemption amount.

The Company evaluated and concluded that its Series D Preferred Stock did not meet any the criteria in ASC 480-10 and thus was not considered a liability. The Company evaluated and concluded that the embedded conversion feature in the Series D Preferred Stock did not meet the criteria of ASC 815-10-25-1 and does not need to be bifurcated.  In accordance with ASR 268 and ASC 480-10-S99, the shares of Series D Preferred Stock should be classified outside of permanent equity because such shares can be redeemed for cash.  These shares are not currently redeemable and thus have been recorded based on fair value at the time of issuance.   If redemption becomes probable (liquidation event) the shares will become redeemable and they will be recorded to redemption value.

The Company evaluated and concluded that its Series I Preferred Stock did not meet any the criteria in ASC 480-10 and thus was not considered a liability. The Company evaluated and concluded that the embedded conversion feature in the Series I Preferred Stock did not meet the criteria of ASC 815-10-25-1 and does not need to be bifurcated.  In accordance with ASR 268 and ASC-480-10, the shares of Series I Preferred Stock and should be classified outside of permanent equity because such shares can be redeemed for cash.  These shares are not currently redeemable and are not probable of being redeemed and thus have been recorded based on their fair value at the time of issuance.  If redemption becomes probable, or the shares will become redeemable, they will be recorded to redemption value.

Series B

On June 28, 2011, the Company designated 60,000 of its authorized shares of preferred stock as Series B Preferred Stock (the “Series B Preferred Stock”).  The Series B Preferred Stock has no dividend rights and each share of Series B Preferred Stock is convertible into such number of shares of common stock of the Company as is equal to 0.00134% of the Company’s total common stock outstanding on a fully-diluted basis.  The Series B Preferred Stock is redeemable, at the option of the holder, at a price equal to the cash value paid per share, but no less than $1.00  per share, and entitles the holders to one vote for each share of common stock to be received on an as if converted basis. As of March 31, 2013, December 31, 2012 and December 31, 2011, the Series B Preferred Stock was redeemable for $2,216,760, $2,216,760 and $15,000, respectively. In June 2011, the Company sold and received subscriptions for the sale of 15,000 shares of Series B Preferred Stock at $1 per share from three individuals and a trust.  One of the individuals is, and the trust is a related party to, the current chief executive officer of the Company.  During 2012, the Company sold, and received subscriptions from four individuals for the purchase of, 16,021 shares of Series B Preferred stock for cash consideration in the aggregate amount of $1,585,000.  Three individuals also converted a principal amount of debt and accrued interest thereon in the aggregate amount of $616,760 into 6,479 shares of Series B Preferred Stock.

As of March 31, 2013, December 31, 2012 and December 31, 2011, the Series B Preferred Stock was convertible into 22,785,208, 18,080,050 and 723,208 shares of common stock, respectively.  The conversion rate at March 31, 2013, December 31, 2012 and December 31, 2011 was based on each Series B Preferred Share being convertible into .00134% of the Company’s total common stock outstanding on a fully-diluted basis. The total fully-diluted common stock outstanding on March 31, 2013, December 31, 2012 and December 31, 2011 was 57,383,496 shares, 52,251,924 shares and 3,616,039 shares, respectively. At March 31, 2013 and December 31, 2012, the holders of Series B Preferred Stock agreed to convert their shares into common stock, prior to the holders of Series E Preferred Stock, Series H Preferred Stock, Series E Warrants and the MidMarket Warrants.

Series C

On December 23, 2011, the Company designated 1,500 shares of the authorized shares of preferred stock as Series C Preferred Stock (the “Series C Preferred Stock”).  Series C Preferred Stock has a stated value of $1,000.00 per share, and entitles holders to receive cumulative dividends at the rate of 10% of the stated value per annum payable quarterly.  The Series C Preferred Stock is redeemable, at the option of the holder, at a price of $1,000 per share, and entitles the holders to one vote for each share of common stock to be received on an as if converted basis. Holders of Series C Preferred Stock have a two-year option to convert their shares of Series C Preferred Stock to common stock at a rate per share equal to 0.025% of the issued and outstanding common stock at the time of the conversion. At March 31, 2013 and December 31, 2012, the holders of Series C Preferred Stock agreed to convert their shares into common stock, prior to the holders of Series E Preferred Stock, Series H Preferred Stock, Series E Warrants and the MidMarket Warrants.

As of March 31, 2013 and December 31, 2012, the Series C Preferred Stock was convertible into 17,088,906 and 13,560,038 shares of common stock, respectively. The conversion  rate at March 31, 2013 and December 31, 2012 was based on each Series C Preferred Share being convertible into 0.025% of the Company’s total of common stock outstanding on a fully-diluted basis. The total fully-diluted common stock outstanding on March 31, 2013 and December 31, 2012  was 57,383,496 shares and 52,251,924 shares, respectively.

Series D

On December 31, 2011, the Company designated 1,000 shares of its authorized shares of preferred stock as Series D Preferred Stock (the “Series D Preferred Stock”).  The Series D Preferred Stock has an initial stated value of $1,000 per share and entitles holders to receive cumulative dividends at the annual rate of 10% of the stated value per share, payable quarterly in cash or shares of common stock, at the election of the Company, beginning on March 31, 2012.  The Series D Preferred Stock is non-voting and is convertible at any time the market capitalization of the Company’s common stock exceeds $15 million or the shares of common stock are trading at a per share price in excess of $43.75 per share for a 10-day trading period.  The number of shares of common stock issuable upon conversion shall be calculated by dividing the stated amount of the Series D Preferred Stock by the closing price of the common stock on the last business date preceding written notice by the Company to the holders of the Series D Preferred Stock of the Company’s decision to convert such shares. These shares are not currently redeemable and thus have been recorded based on fair value at the time of issuance. If redemption becomes probable (deemed liquidation event) the shares will become redeemable and they will be recorded to redemption value. On December 31, 2011, the Company issued 608 shares of Series D Preferred Stock to one of the Company’s former principal officers in settlement of a note payable to the officer aggregating $605,872, including unpaid interest. In September 2012, the Company issued 400 shares of Series D Preferred Stock to one of the Company’s principal officers in settlement of unpaid compensation.  The shares had a fair value upon date of issuance of $352,344.

As of March 31, 2013, December 31, 2012 and December 31, 2011, the Series D Preferred Stock was convertible into 13,407 shares, 194,560 shares and 884,364 shares of common stock, respectively.  This conversion is based on a conversion ratio of $3.00 and $3.96 per share, respectively of common stock for each share of Series D Preferred Stock. The total fully diluted common stock outstanding on March 31, 2013, December 31, 2012 and December 31, 2011 was 57,383,496, 52,251,924 and 3,616,039, respectively.

On January 30, 2013, holders converted 566 shares of Series D Preferred stock into common stock.

Series E

On September 17, 2012, the Company designated 3,500 shares of its authorized shares preferred stock as Series E Preferred Stock (the “Series E Preferred Stock”).  Series E Preferred Stock has a stated value of $1,000 per share, and receive cumulative dividends at a rate of 12% per annum paid quarterly, beginning on September 30, 2012.  The dividends are payable in cash or shares of the Company’s common stock, at the Company’s option.  Holders of Series E Preferred Stock have a one-year option to convert their shares of Series E Preferred Stock to common stock of the Company.  In aggregate, the shares of Series E Preferred Stock are convertible into a number of shares of common stock amounting to 9.8% of the fully-diluted capitalization of the Company.  The shares of Series E Preferred Stock are redeemable at $1,000 per share, at the option of the holder.

As of March 31, 2013 and December 31, 2012, the Series E Preferred Stock was convertible into 5,623,583 shares and 5,119,460 shares of common stock, respectively. This conversion rate at March 31, 2013 and December 31, 2012 is based on each share of Series E Preferred Stock being convertible into 9.8% of the Company’s total of common stock outstanding on a fully-diluted basis. The total fully-diluted common stock outstanding on March 31, 2013 and December 31, 2012 was 57,383,496 and 52,251,924, respectively.

Series F

On September 17, 2012, the Company designated 4,800 shares of its authorized shares preferred stock as Series F Preferred Stock (the “Series F Preferred Stock”).  Series F Preferred Stock has an initial stated value of $1,000 per share, and entitles the holders to receive cumulative dividends at the rate of 12% per annum payable quarterly, beginning on September 30, 2012. The dividends are payable in cash or shares of the Company’s common stock, at the Company’s option.  In connection with the acquisition of T N S on September 17, 2012, the Company issued 4,150 shares of Series F Preferred Stock. The shares of Series F Preferred Stock are redeemable at $1,000 per share. Holders of Series F Preferred Stock have an option to demand that an aggregate of 3,000 shares of Series F Preferred Stock be redeemed beginning on November 27, 2012, with the redemption to occur within twenty days of such request  The holders of Series F Preferred Stock may also request that an additional 575 shares of Series F Preferred Stock be redeemed beginning on September 17, 2013, and that an additional 575 shares of Series F Preferred Stock be redeemed beginning on September 17, 2014.  The Company may redeem shares of Series F Preferred Stock at any time on ten business days notice. In the event that certain operating results are achieved or not achieved by T N S, additional shares may be issued, or these shares may be cancelled.  The shares of Series F Preferred Stock are convertible at the lesser of (i) the last quoted price of the common stock on third day following the effective date of the associated registration statement or (ii) the average of the last reported sale price for each of the three trading days prior to the date of conversion.

As of March 31, 2013 and December 31, 2012, the Series F Preferred Stock was convertible into 1,383,333 shares and 1,047,319 shares of common stock, respectively.  Such conversion amounts were based on a price per share of the common stock on March 31, 2013 and December 31, 2012 of $3.00 and $3.9625, respectively.

Series G

On September 17, 2012, the Company designated 2,000 shares of its authorized preferred stock as Series G Preferred Stock (the “Series G Preferred Stock”).  Series G Preferred Stock has an initial stated value of $1,000 per share. The shares of Series G Preferred Stock were not issued and will only be issued in the event the Company defaults on its obligation to pay any earn out consideration earned by the ADEX sellers. In the event that the Series G Preferred Stock is issued, it entitles the holders to receive cumulative dividends at a rate of 12% per annum payable quarterly, beginning on the date issuance. The dividends are payable in cash or shares of the Company’s common stock, at the Company’s option.  Holders of Series G Preferred Stock have an option to convert their shares of Series G Preferred Stock into the Company’s common stock upon the occurrence of a default of payment of an earnout or working capital loan in connection with the Company’s acquisition of the ADEX Entities and after the associated registration statement is declared effective by the Securities and Exchange Commission.  The shares of Series G Preferred Stock are convertible at the rate equal to the earnout or working capital loan payment that is under default divided by $1,000 and by the lesser of (i) the last quoted price of the common stock on third day following the effective date of the associated registration statements or (ii) the average of the last reported sale price of the common stock for each of the three trading days prior to the date of conversion.  The shares of Series G Preferred Stock are redeemable at the amount of earnout or working capital loan upon the occurrence of default, at their then carrying value, at the option of the holder.

Series H

On October 25, 2012, the Company designated 2,000 shares of its authorized preferred stock as Series H Preferred Stock (the “Series H Preferred Stock”).  Series H Preferred Stock has an initial stated value of $1,000 per share, and entitles the holders to receive cumulative dividends at a rate of 10% per month, up to maximum amount of dividends per share equal to 150% of the stated amount. The Series H Preferred Stock stopped accruing dividends after five months.  The dividends are payable in cash or shares of the Company’s common stock, at the Company’s option, upon conversion or redemption.  Holders of Series H Preferred Stock have a one-year option to convert their shares of Series H Preferred Stock to common stock, beginning 90 days after the date of issuance.  In the aggregate, the shares of Series H Preferred Stock are convertible into a number of shares of common stock equal to 4.49% of the number of shares of common stock of the Company outstanding on a fully-diluted basis. The shares of Series H Preferred Stock are redeemable at $1,000 per share, at the option of the holder, beginning 180 days after the date of their issuance.  The Company may delay the payment of the redemption amount by paying interest thereon at the rate of 2% per month until paid.  During the fourth quarter of 2012, the Company received subscription agreements and cash and issued 1,425 shares of Series D Preferred Stock in exchange for receiving $1,425,000.

As of March 31, 2013 and December 31, 2012, the Series H Preferred Stock was convertible into 2,576,519 shares and 2,345,548 shares of common stock, respectively.  This conversion ratio at March 31, 2013 and December 31, 2012 was based on each Series H Preferred Share being convertible into a number of shares of common stock equal to 4.49% of the number of shares of common stock outstanding on a fully-diluted basis. The number of shares of common stock outstanding on a fully-diluted basis on March 31, 2013 and December 31, 2012 was 57,383,496 and 52,251,924, respectively.

Series I

On November 30, 2012, the Company designated 4,500 shares of its authorized preferred stock as Series I Preferred Stock (the “Series I Preferred Stock”).  Series I Preferred Stock has an initial stated value of $1,000 per share.  Holders of Series I Preferred Stock have an option to convert their shares of Series I Preferred Stock to common stock on the earlier of the 30th day after the associated registration statement is declared effective by the Securities and Exchange Commission or 120 days after the date of their issuance.  The shares of Series I Preferred Stock are convertible into common stock at the rate equal to the average of the last reported sale price of the common stock for each of the three trading days prior to the date of conversion.  The shares of Series I Preferred Stock are redeemable at $1,000 per share, at the option of the holder, beginning on the 31st day after the associated registration statement is declared effective by the Securities and Exchange Commission and until the Company has redeemed up to $750,000 of Series I Preferred Stock. As of March 31, 2013 and December 31, 2012, the Series I Preferred Stock was convertible into 1,500,000 and 1,135,647 shares of common stock, respectively.  Such conversion amounts were based on a price per share of the common stock on March 31, 2013 and December 31, 2012 of $3.00 and 3.9625, respectively.

As of March 31, 2013 and December 31, 2012 the Series I Preferred Stock was convertible into 1,500,000 shares and 1,135,647 shares of common stock, respectively.  The conversion was based on a conversion ratio of $3.00 and $3.9625 per share of common stock for each share of Series I Preferred Stock, respectively.

A summary of the transactions related to the Company’s Redeemable Preferred Stock classified as temporary equity during 2011 and 2012 and the three months ended March 31 2013 is as follows:

	Common Stock		Series B		Series C		Series D		Series E		Series F		Series H		Series I
	Shares	$	Shares	$	Shares	$	Shares	$	Shares	$	Shares	$	Shares	$	Shares	$
Balance January 1, 2011
Issuance in settlement of debt obligation	-	-	-	-	-	-	608	$605,872	-	-	-	-	-	-	-	-
Issuance pursuant to private placement	-	$-	15,000	$15,000	-	-	-	-	-	-	-	-	-	-	-	-
Balance December 31, 2011	-	$-	15,000	$15,000	-	$-	608	$605,872	-	$-	-	$-	-	$-	-	$-
Issuance pursuant to private placement	-	-	16,021	1,585,000	1,500	1,500,000	-	-	2,575	2,575,000	-	-	1,425	1,425,000	-	-
Issuance pursuant to unpaid 2012 salary	-	-	-	-	-	-	400	352,344	-	-	-	-	-	-	-	-
Issuance from conversion of debt and interest	-	-	6,479	616,760	-	-	-	-	-	-	-	-	-	-	-	-
Conversion of Series E shares into Series B shares	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Conversion of Preferred stock into common shares	-	-	-	-	-	-	(400)	(352,344)	-	-	-	-	-	-	-	-
Issuance pursuant to private acquisition	40,000	499,921	-	-	-	-	-	-	-	-	3,575	3,575,000	-	-	4,500	4,187,151
Balance December 31, 2012	40,000	$499,921	37,500	$2,216,760	1,500	$1,500,000	608	$605,872	2,575	$2,575,000	3,575	$3,575,000	1,425	$1,425,000	4,500	$4,187,151

Issuance pursuant to private placement	-	-	-	-	-	-	-	-	300	300,000	-	-	-	-	-	-
Conversion of preferred shares into common shares	-	-	-	-	-	-	(566)	(565,660)	-	-	-	-	-	-	-	-

Balance March 31, 2013	40,000	$499,921	37,500	$2,216,760	1,500	$1,500,000	42	$40,212	2,875	$2,875,000	3,575	$3,575,000	1,425	$1,425,000	4,500	$4,187,151

Preferred Dividends	3 Months Ended
Mar. 31, 2013
Preferred Dividends [Abstract]
Preferred Dividends
16.           PREFERRED DIVIDENDS

There were no dividends on the Company’s preferred stock in the year ended December 31, 2011.  The Company calculated the dividends on the Preferred Stock for the three months ended March 31, 2013 and the year ended December 31, 2012 as follows:

Preferred Dividends
 December 31,2012

	Preferred	Annual
	Shares	Dividend	Accrual	Accrued
	Outstanding	Rate	Period	Dividends
Series C Preferred Stock	1,500	*	January - December	$175,450
Series D Preferred Stock	608	10%	January - December	61,340
Series E Preferred Stock	2,575	12%	September - December	82,675
Series F Preferred Stock	4,150	12%	September - December	145,250
Series H Preferred Stock	1,425	**	October - December	378,500

Total				$843,215

*   The stated dividend rate is 10%, however if the dividends are not paid, the dividend rate becomes 12%.
** Dividends accrue on the Series H Preferred Stock at the rate of 10% per month for a maximum amount of dividends equal to 150% of the stated amount.

Series C Preferred Stock was issued from January 2012 through July 2012.
Series D Preferred Stock was outstanding for the entire year.
Series E Preferred Stock was issued from August 2012 through December 2012.
Series F Preferred Stock was issued to the former shareholders on TNS in connection with the acquisition of TNS on September 17, 2012.
Series H Preferred Stock was issued from October 2012 through November 2012.

Preferred Dividends
Three months Ended March 31, 2013

	Preferred	Annual
	Shares	Dividend	Accrual	Accrued
	Outstanding	Rate	Period	Dividends
Series C Preferred Stock	1,500	*	January - March	$44,384
Series D Preferred Stock	42	10%	January - March	5,111
Series E Preferred Stock	2,875	12%	January - March	81,600
Series F Preferred Stock	4,150	12%	January - March	120,805
Series H Preferred Stock	1,425	**	January - March	339,185

Total				$591,085

*   The stated dividend rate is 10%, however if the dividends are not paid, the dividend rate becomes 12%.
** Dividends accrue on the Series H Preferred Stock at the rate of 10% per month for a maximum amount of dividends equal to 150% of the stated amount.

Series C Preferred Stock was outstanding from January 1, 2013 through March 31, 2013.
Series D Preferred Stock was outstanding from January 1, 2013, and 566 shares were converted in January 2013.
Series E Preferred Stock was outstanding from January 1, 2013, and additional subscriptions for 300 shares of Series E Preferred Stock were received in the three months ended March 31, 2013.
Series F Preferred Stock was outstanding from January 1, 2013 through March 31, 2013.
Series H Preferred Stock was outstanding from January 1, 2013, but pursuant to the terms of such preferred stock, dividends accrued only during the five-month period following the date of issuance.

Related Parties	3 Months Ended
Mar. 31, 2013
Related Parties [Abstract]
RELATED PARTIES
17.           RELATED PARTIES

At March 31, 2013, December 31, 2012 and 2011, the Company had outstanding the following loans from related parties:

	March 31,	December 31,
	2013	2012	2011

Principal shareholders of the Company, unsecured, non-interest bearing, due on demand	$-	$-	$1,635
Promissory notes, 30% interest, maturing in June 2013, unsecured	575,000	350,000	825,761
Promissory note with company under common ownership by former owner of Tropical, 9.75% interest, monthly payments of interest only of $1,007, unsecured and personally guaranteed by officer, due November 2016	105,694	105,694	110,293

Former owner of ERFS, unsecured, non-interest bearing, due on demand	-	8,700	-

Former owners of RM Leasing, unsecured, non-interest bearing, due on demand	19,398	19,402	3,729
	700,092	483,796	941,418
Less: current portion of debt	(594,398)	(378,102)	(5,364)
Long term portion of notes payable, related parties	$105,694	$105,694	$936,054

The interest expense associated with the related-party notes payable in the three months ended March 31, 2013 and in the years ended December 31, 2012 and 2011 amounted to $31,000, $4,050 and $29,893, respectively.

30% Promissory Note Payable

On July 5, 2011, the Company entered into a definitive master funding agreement (“Master Agreement”) with Tekmark Global Solutions, LLC (“Tekmark”) and MMD Genesis, LLC. (“MMD Genesis”).  Pursuant to the Master Agreement, the Company received financing in the original principal amount of up to $2,000,000 from Tekmark and a line of credit in the original principal amount of up to $1,000,000 from MMD Genesis.  Each loan was evidenced by a two-year promissory note that bore interest at the rate of 2.5% per month.  The Tekmark funding was secured by the Company’s accounts receivable. Funding by Tekmark will be in the form of payroll funding support for specific and approved customers of Digital.  As of December 31, 2011, the balances owed to Tekmark and MMD Genesis was $497,381 and $328,380, respectively, or $825,761 in total. As of March 31, 2013, the balances owed to Tekmark and MMD Genesis were $0 and $575,000, respectively, and at December 31, 2012, the balances owed to Tekmark and MMD Genesis were $0 and $350,000, respectively.

Series B Preferred Stock Financing

Between July 2011 and December 2012, the Company sold an aggregate of 37,500 shares of its Series B Preferred Stock at for an aggregate purchase price of $2,216,760 to certain of the Company’s existing stockholders that qualified as “accredited investors” within the meaning of the Securities Act, including certain of the Company’s affiliates.  Forward Investment LLC, which owns more than 5% of the Company’s outstanding capital stock, purchased 13,615 shares for a purchase price of $825,000.  Mark Munro 1996 Charitable Remainder Trust, which owns more than 5% of the Company’s outstanding capital stock, purchased 1,051 shares for a purchase price of $100,000.  Additionally, the Company’s Chief Executive Officer, Mark Munro, purchased 7,902 shares for a purchase price of $469,460, Charles Miller, a director of the Company, purchased 263 shares for a purchase price of $25,000 and Mark Durfee, a director of the Company, purchased 12,564 shares for a purchase price of $725,000.

Series C Preferred Stock Financing

Between January 2012 and July 2012, the Company sold an aggregate of 1,500 shares of its Series C Preferred Stock at $1,000 per share for an aggregate purchase price of $1,500,000.  These sales were made to “accredited investors” within the meaning of the Securities Act, including certain of the Company’s affiliates.  A company owned by the Company’s Chief Executive Officer, Mark Munro, purchased 75 shares for a purchase price of $75,000 and Neal Oristano, a director of the Company, purchased 50 shares for a purchase price of $50,000.

Series E Preferred Stock Financing

Between September 2012 and March 2013, the Company sold an aggregate of 2,725 shares of its Series E Preferred Stock at $1,000 per share for an aggregate purchase price of $2,875,000. These sales were made to “accredited investors” within the meaning of the Securities Act, including certain of the Company’s affiliates.  Charles K. Miller, a director of the Company, purchased 25 shares for a purchase price of $25,000.  A company owned by the Company’s Chief Executive Officer, Mark Munro, purchased 25 shares for a purchase price of $25,000.

Subsequent Events	3 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
18.           SUBSEQUENT EVENTS

Sale and issuance of preferred stock

During April 2013, the Company issued 475 shares of Series E Preferred Stock to various investors in exchange for $475,000.

Issuance of debt

During April 2013, the Company entered into a purchase agreement with ICG USA, LLC (“ICG”) pursuant to which the Company agreed to sell and ICG agreed to purchase, unsecured, convertible promissory notes, in the aggregate principal amount of $1,725,000, for an aggregate purchase price of up to $1,500,000, at up to two separate closings, with each closing subject to customary closing conditions. The Company will receive aggregate proceeds of up to $1,500,000, with the difference between that and the aggregate principal amount representing an up-front interest payment, with no additional interest being owed on the ICG Notes.  Each ICG note matures on the earlier of the following:  1) within three trading days following the earlier of the closing of the Company’s proposed public offering resulting in gross proceeds of at least $40 million or 2) any capital raise by the Company of at least $3 million.  If the Company does not complete a capital raise by within 180 days of the date of funding, then the lender may elect to be repaid on the applicable ICG Note by either converting the unpaid principal balance by 1) receiving 25% of our future monthly cash flows until such time as the unpaid principal has been repaid, or b) converting the unpaid principal amount into shares of the Company’s common stock. At the end of the six month period, ICG makes the election to convert, the ICG notes are convertible into common shares at a price per share equal to 80% of the lessor of a) the average of the closing bid prices of the common stock for each of the ten trading days preceding the date of conversion, or b) the closing bid price of the Company’s common stock on the date of conversion, but in no event less than $2.90 per share.

Pursuant to the ICG Purchase Agreement, in connection with the issuance of each ICG Note, ICG is also entitled to receive two- year warrants to purchase such number of common shares equal to fifty percent (50%) of the number of shares into which such ICG Note may be converted on the date of issuance of such ICG Note.  The ICG warrants are exercisable at an exercise price equal to the lesser of a) 120% of the price per share at which the Company sells its common stock in a public offering or b) the exercise price of any warrants issued to investors in an offering of the Company’s securities resulting in gross proceeds of at least $3,000,000, provided however, that if no such offering closes by October 30, 2013, then the exercise price for the ICG warrant will be equal to 120% of the closing price of the Company’s common stock on October 26, 2013.

On April 30, 2013, the Company issued to ICG an ICG Note on the amount of $862,500, for a purchase price of $750,000, representing an up-front interest charge of $112,500, as well as an ICG warrant.

Acquisition

On April 15, 2013 the Company acquired all the outstanding capital stock of AW Solutions, Inc. (“AWS”), a Florida corporation and all outstanding membership interests of AW Solutions Puerto Rico, LLC, (“AWS Puerto Rico”), a Puerto Rico limited liability company (collectively, the “AWS Entities”). The AWS Entities are professional multi-service line, telecommunications infrastructure company that provides outsourced services to the wireless and wireline industry. The purchase consideration for the AWS Entities was $10,263,844, which was paid with $500,000 in cash, common stock valued at $2,607,804, 45-day promissory note valued at $2,107,804, a note in the amount of $1,136,530, which was equal to the net working capital of AWS on the date of acquisition, and contingent consideration of $3,911,706, which was recorded as a liability at the date of acquisition. As additional consideration, the Company agreed to pay the AWS Entity sellers one year after the acquisition date an amount of cash based on the EBITDA of the AWS Entities for the twelve months from date of acquisition. The Company also agreed to pay the AWS Entity sellers an amount of cash equal to a formula tied to the EBITDA growth for the thirteenth through twenty-fourth months after the acquisition. The Company estimated the contingent consideration based on the expected growth of AWS.  The Company is having an independent valuation done of the acquisition to determine the value of the contingent consideration and the value of the stock issued at acquisition date.

Proposed Acquisitions

              Telco Professional Services Division.  In November 2012, the Company executed a definitive agreement to acquire the Telco Professional Services and Handset Testing business division (Telco) of Tekmark Global Solutions, LLC, a New Jersey limited liability company.  The Company plans to integrate this professional service and telecommunications staffing business with its ADEX subsidiary in order to expand its project staffing business and its access to skilled labor.

Under the terms of the purchase agreement, the Company will acquire certain assets and assume certain liabilities of Telco in exchange for the following consideration to be paid or issued by the Company at the closing: (i) cash in an amount equal to five times Telco’s trailing twelve-month EBITDA, less $2.6 million and (ii) a number of shares of the Company’s common stock having a value equal to one times Telco’s trailing 12-month EBITDA. The Company and Tekmark are required within 60 days of closing to adjust the initial closing payment such that it equals Telco’s true trailing 12-month EBITDA after accounting for any additional liabilities or adjustments. The Company also agreed to make a cash payment in an amount equal to Telco’s forward EBITDA calculated for the 12-month period commencing on the day of the first calendar month after the closing date.

In addition, the purchase consideration is also required to be increased by Telco’s excess net working capital at closing, which consists of current assets (including accounts receivable), less current liabilities, less total payroll expenses (including applicable fringe benefits) and fixed operating costs for the 60 days prior to closing.

At Tekmark’s discretion, a portion of the original cash payment can be taken in the Company’s common stock with a put provision requiring the Company to repurchase such shares for the original cash value under certain circumstances.

Finally, as additional consideration, the Company agreed to pay Tekmark an amount equal to two times the growth of Telco’s adjusted EBITDA in excess of the calculation used for the initial cash payment for each of the two 12-month periods immediately following the closing date.

              Integration Partners-NY Corporation.  In November 2012, the Company executed a definitive agreement to acquire Integration Partners-NY Corporation (IPC), a full-service voice and data network engineering firm based in New York.  IPC serves both corporate enterprises and telecommunications service providers.  The Company believes the acquisition of IPC will support the cloud and managed services aspect of its business, as well as improve its systems integration and applications capabilities.

Under the terms of the purchase agreement, the Company will acquire all the capital stock of IPC in exchange for the following consideration to be paid or issued by the Company at the closing: (i) cash in an amount equal to five and two tenths (5.2X) times IPC’s trailing 12-month EBITDA, and (ii) a number of shares of the Company’s common stock having a value equal to two tenths of one percent (.2X) times IPC’s trailing 12-month EBITDA.

The Company also agreed to pay an amount equal to six tenths of one percent (.6X) times IPC’s forward EBITDA calculated for the 12-month period commencing on the first day of the first calendar month after the closing date.

As additional consideration, the Company agreed to pay the IPC shareholders an amount equal to two (2X)  times the growth of IPC’s adjusted EBITDA in excess of the calculation used for the initial cash payment  for each of the two 12-month periods immediately following the closing date.

Any of IPC’s shareholders can elect to take the Company’s common stock instead of cash at closing, provided that such portion of the purchase price cannot exceed one (1X) times IPC’s EBITDA.

An amount equal to seven percent (7%) of the total consideration will be placed in escrow for nine months to account for any contingent liabilities, bad debts or breaches of any representations and warranties and covenants by the sellers in the purchase agreement.

Summary of Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2013
Summary Of Significant Accounting Policies [Abstract]
BASIS OF PRESENTATION AND GOING CONCERN
BASIS OF PRESENTATION AND GOING CONCERN

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles.  In the opinion of management, all adjustments consisting of normal recurring accruals considered necessary in order to prepare the financial statements have been included.

Going Concern

During the years ended December 31, 2011 and 2012, the Company suffered recurring losses from operations, and the Company has a deficiency in working capital and stockholders equity that raise substantial doubt about its ability to continue as a going concern. The Company may raise capital through the sale of equity securities, through debt securities, or through borrowings from principals and/or financial institutions.  The Company's management believes that actions presently being taken to obtain additional funding provide the opportunity for the Company to continue as a going concern.  However, there can be no assurance that additional financing that is necessary for the Company to continue its business will be available to it on acceptable terms, or at all.

The accompanying consolidated financial statements have been prepared on a going concern basis.  The Company had a net loss of approximately $1.1 million for the three months ended March 31, 2013 and a net loss of approximately $2.1 million during the year ended December 31, 2012 and had a working capital deficit of approximately $3.4 million and $3.2 million at March 31, 2013 and December 31, 2012, respectively.  At March 31, 2013 and December 31, 2012, the Company had total indebtedness of $21.5 million and $21.2 million, respectively.  The Company cannot be certain that its operations will generate funds sufficient to repay its existing debt obligations as they come due.  The Company’s failure to repay its indebtedness and make interest payments as required by its debt obligations could have a material adverse effect on its operations.  The Company intends to secure additional debt and equity financing to satisfy its existing obligations.  While the Company believes that it will ultimately satisfy its obligations, it cannot guarantee that it will be able to do so on favorable terms, or at all. Should the Company default on certain of its obligations and the lender foreclose on the debt, the operations of the Company’s subsidiaries will not be initially impacted.  However, following default, the lender could potentially liquidate the holdings of the Company’s operating subsidiaries sometime in the future and the Company’s operations would be significantly impacted. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company plans to generate cash flow to address liquidity concerns through four potential sources. The first potential source is net income from its subsidiaries and the recent acquisitions of AW Solutions and ERFS in April 2013 and December 2012, respectively. In addition, the Company will now generate income from ADEX and TNS for the full fiscal year following its acquisitions of ADEX and TNS in September 2012. The second potential source of generating cash flow will be through a senior secured financing of the Company's accounts receivable. The Company has met with several financial institutions and anticipates closing a suitable financing during the second quarter of 2013. The third potential source of generating cash is to increase the Company's cash flow loan through MidMarket or other cash flow lenders. Finally, the fourth potential source of generating cash flow is through the consummation of the IPC and Telco acquisitions with the proceeds of this offering. The Company expects that these entities will contribute positively to the Company's consolidated operating income after they are integrated into the business.

PRINCIPLES OF CONSOLIDATION AND ACCOUNTING FOR INVESTMENT IN AFFILIATE COMPANY
PRINCIPLES OF CONSOLIDATION AND ACCOUNTING FOR INVESTMENT IN AFFILIATE COMPANY

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, which include Tropical (since August 2011), RM Leasing (since October 2011), ADEX (since September 2012), TNS (since September 2012), and ERFS (since December 2012).  All significant inter-company accounts and transactions have been eliminated in consolidation.

The Company consolidates all entities in which it has a controlling voting interest or a variable interest of a variable interest entity (“VIEs”) in which the Company is deemed to be the primary beneficiary.

The consolidated financial statements include the accounts of RM Engineering (since December 2011), in which the Company owns an interest of 49%.  RM Engineering is a VIE since it meets  the following criteria: (i) the entity has insufficient equity to finance its activities without additional subordinated financial support from other parties and the 51% owner guarantees its debt, (ii) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the legal entity, and (iii) substantially all of the legal entity’s activities  either involve or are conducted on behalf of an investor that has disproportionately few voting rights. The Company has the ability to exercise its call option to acquire the remaining 51% of RM Engineering for a nominal amount and thus makes all significant decisions related to RM Engineering even though it absorbs only 49% of the losses. Additionally, substantially all of the entity’s activities either involve or are conducted on behalf of the entity by the 51% holder of RM Engineering.  The Company records 100% of revenue, cost of revenue and general and administrative expenses of RM Engineering in its consolidated statements of operations. The 51% of RM Engineering not owned by the Company is treated as net income or loss attributed to non-controlling interests.

The consolidation of RM Engineering resulted in increases of $848,433 in assets and $362,087 in liabilities in the Company’s consolidated balance sheet and $2.6 million in revenue and $26,147 in net income in the consolidated statement of operations as of and for the year ended December 31, 2012.

The consolidation of RM Engineering resulted in increases of $889,112 in assets and $313,346 in liabilities in the Company’s consolidated balance sheet as of December 31, 2011. No amounts were included in the consolidated statement of operations for the year December 31, 2011 as the acquisition of RM Engineering occurred on December 29, 2011.

The consolidated financial statements include the accounts of Digital, in which the Company owned a 100% interest until September 13, 2012 and a 40% interest thereafter, and the Company accounted for this 40% interest under the equity method of accounting. As of December 31, 2012, the Company had divested itself of the remaining 40% interest in Digital and had no ongoing interest.

USE OF ESTIMATES
USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenue and expense during the reporting period.  Changes in estimates and assumptions are reflected in reported results in the period in which they become known.  Use of estimates includes the following: 1) valuation of derivative instruments and preferred stock, 2) allowance for doubtful accounts, and 3) estimated useful lives of property and equipment. Actual results could differ from those estimates.

SEGMENT INFORMATION
SEGMENT INFORMATION

The Company operates in one reportable segment as a specialty contractor, providing engineering, construction, maintenance and installation services to telecommunications providers, underground facility-locating services to various utilities, including telecommunications providers, and other construction and maintenance services to electric and gas utilities and others. All of the Company’s reporting units aggregate into one operating segment that has been aggregated into one reporting segment due to their similar economic characteristics, products, production methods and distribution methods, including the operations of ERFS, which was acquired by the Company in December 2012 and is not material.

CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of checking accounts and money market accounts.  For purposes of reporting cash flows, the Company considers all highly-liquid investments purchased with an original maturity of three months or less to be cash equivalents.

BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

The Company accounts for its business combinations under the provisions of ASC 805-10, Business Combinations (ASC 805-10), which requires that the purchase method of accounting be used for all business combinations. Assets acquired and liabilities assumed, including non-controlling interests, are recorded at the date of acquisition at their respective fair values.  ASC 805-10 also specifies criteria that intangible assets acquired in a business combination must meet to be recognized and reported apart from goodwill. Goodwill represents the excess purchase price over the fair value of the tangible net assets and intangible assets acquired in a business combination.  Acquisition-related expenses are recognized separately from the business combinations and are expensed as incurred.  If the business combination provides for contingent consideration, the Company records the contingent consideration at fair value at the acquisition date and any changes in fair value after the acquisition date are accounted for as measurement-period adjustments if they pertain to additional information about facts and circumstances that existed at the acquisition date and that the Company obtained during the measurement period.  Changes in fair value of contingent consideration resulting from events after the acquisition date, such as earn-outs, are recognized as follows: 1) if the contingent consideration is classified as equity, the contingent consideration is not re-measured and its subsequent settlement is accounted for within equity, or 2) if the contingent consideration is classified as an asset or a liability, the changes in fair value are recognized in earnings.

The estimated fair value of net assets acquired, including the allocation of the fair value to identifiable assets and liabilities, was determined using Level 3 inputs in the fair value hierarchy (see Fair Value Measurements in Note 3). The estimated fair value of the net assets acquired was determined using the income approach to valuation based on the discounted cash flow method.  Under this method, expected future cash flows of the business on a stand-alone basis are discounted back to a present value.  The estimated fair value of identifiable intangible assets, consisting of customer relationships, the trade names and non-compete agreements acquired, also were determined using an income approach to valuation based on excess cash flow, relief of royalty and discounted cash flow methods.

The discounted cash flow valuation method requires the use of assumptions, the most significant of which include: future revenue growth, future earnings before interest, taxes, depreciation and amortization, estimated synergies to be achieved by a market participant as a result of the business combination, marginal tax rate, terminal value growth rate, weighted average cost of capital and discount rate.

The excess earnings method used to value customer relationships requires the use of assumptions, the most significant of which include: the remaining useful life, expected revenue, survivor curve, earnings before interest and tax margins, marginal tax rate, contributory asset charges, discount rate and tax amortization benefit.

The most significant assumptions under the relief of royalty method include: estimated remaining useful life, expected revenue, royalty rate, tax rate, discount rate and tax amortization benefit.  The discounted cash flow method used to value non-compete agreements includes assumptions such as: expected revenue, term of the non-compete agreements, probability and ability to compete, operating margin, tax rate and discount rate.  Management, with the assistance of a third-party valuation specialist, has developed these assumptions on the basis of historical knowledge of the business and projected financial information of the Company.  These assumptions may vary based on future events, perceptions of different market participants and other factors outside the control of management, and such variations may be significant to estimated values.

IMPAIRMENT OF LONG-LIVED INTANGIBE ASSETS AND GOODWILL
IMPAIRMENT OF LONG-LIVED INTANGIBLE ASSETS AND GOODWILL

The Company reviews the impairment of long-lived intangible assets and goodwill annually (as of December 31) or whenever circumstances indicate the carrying value of an asset may not be recoverable.

For goodwill and because the Company has a negative carrying in its reporting unit, the Company is required to qualitatively assess whether it is more likely than not that goodwill impairment exists. If it is more likely than not that a goodwill impairment exists the second step of the goodwill impairment test should be performed to measure the amount of impairment loss, if any. The Company concluded through its assessment that it was not more likely than not that that goodwill impairment exists. The Company considered macroeconomic conditions and noted no unusual deterioration in the marketplace and no limitations to capital as this were supported by the Company's ability to access capital. The Company also considered industry and market considerations and noted there was no unusual deterioration in the environment in which an entity operates or an increased competitive environment, nor any decline in market-dependent multiples. The Company believes that current market conditions for this industry are favorable and that corporate spending on these areas will continue to grow. The Company also noted no unusual cost factors that would impact operations based on the nature of the working capital requirements of this business. The Company also noted that the overall financial performance of the Company and its acquisitions indicated that no goodwill impairment existed. The Company looked at each of the acquired companies and determined that each of them was performing as expected since the date of acquisition. The acquired entities were generating income from operations at levels to support the amount of goodwill. The results of these quantitative analyses, conducted in accordance with ASC 350, concluded that no impairment existed at December 31, 2012.

With regard to other long-lived assets and intangible assets with indefinite-lives the company follows a similar impairment assessment. The Company will first assess the qualitative factors to determine if a quantitative impairment test of the indefinite-lived intangible asset is necessary. If the qualitative assessment reveals that it is more likely than not that the asset is impaired, a calculation of the asset's fair value is made. Fair value is calculated using many factors which include the future undiscounted cash flows as well as the estimated fair value of the asset in an arm's-length transaction. As of December 31, 2012, the results of the Company's analysis indicated that no impairment existed.

For the three-month period ended March 31, 2013 and the years ended December 31, 2012 and 2011, none of the reporting units incurred operating losses that would impact the Company's financial position in a material manner. Current operating results, including any losses, are evaluated by the Company in the assessment of goodwill and other intangible assets. The Company's reporting units are aggregated for goodwill impairment testing. The estimates and assumptions used in assessing the fair value of the reporting units and the valuation of the underlying assets and liabilities are inherently subject to significant uncertainties. Changes in judgments and estimates could result in a significantly different estimates of the fair value of the reporting units and could result in impairments of goodwill or intangible assets at additional reporting units. Additionally, adverse conditions in the economy and future volatility in the equity and credit markets could impact the valuation of our reporting units. The Company can provide no assurances that, if such conditions occur, they will not trigger impairments of goodwill and other intangible assets in future periods.

Events that could cause the risk for impairment to increase are the loss of a major customer or group of customers, the loss of key personnel and changes to current legislation that may impact the Company’s industry or its customers’ industries. However, based on our assessment of these factors, the Company believes the increase in the risk of impairment to be relatively low as its relationships with key customers and personnel are in good standing and it is unaware of any adverse legislation that may have a negative impact on the Company or its customers. As a result, the Company believes it will continue to operate effectively, continue to execute its acquisition strategy and meet forecasted profitability.

In the fourth quarter of 2012, the Company performed its annual review of the indefinite-lived intangible assets and goodwill for impairment. Based on this review, the Company determined that there was no impairment as of December 31, 2012 and 2011. No impairment indicators were identified by the Company as of March 31, 2013.

REVENUE RECOGNITION
REVENUE RECOGNITION

Revenue is recognized on a contract only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed, and collectability of the resulting receivable is reasonably assured.

The Company’s revenues are generated from contracted services to provide technical engineering and management solutions to large voice and data communications providers, as specified by their clients.  The contracts provide that payment to the Company for its services may be based on either 1) direct labor hours at fixed hourly rates or 2) fixed-price contracts.  The services provided by the Company under the contracts are generally provided within a month. Occasionally, the services may be provided over a period of up to four months.  If the Company anticipates that the services will span for a period exceeding one month, depending on the contract terms, the Company provides either progress billing at least once a month or upon completion of the clients’ specifications.

The Company recognizes revenues of contracts based on direct labor hours and fixed-price contracts that do not overlap a calendar month based on services provided. The aggregate amount of unbilled work-in-progress recognized by the Company as revenues was insignificant at March 31, 2013, December 31, 2012 and 2011.

The Company sometimes requires customers to provide a deposit prior to beginning work on a project.  When this occurs, the Company records the deposit as deferred revenue and recognizes the revenue when the work is complete.

During the three months ended March 31, 2013 and 2012, and the years ended December 31, 2012 and 2011, the Company did not recognize any revenue from cloud-based services.

The Company does not provide refunds to its customers.

LONG-LIVED ASSETS
LONG-LIVED ASSETS

Long-lived assets, other than goodwill and other long-lived intangibles, are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable through the estimated undiscounted future cash flows derived from such assets.

Definite-lived intangible assets primarily consist of non-compete agreements, trade names and customer relationships. For long-lived assets used in operations, impairment losses are only recorded if the asset's carrying amount is not recoverable through its undiscounted, probability-weighted future cash flows.  The Company measures the impairment loss based on the difference between the carrying amount and the estimated fair value.  When  impairment exists, the related assets are written down to fair value.

ALLOWANCE FOR DOUBTFUL ACCOUNTS
ALLOWANCE FOR DOUBTFUL ACCOUNTS

The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments.  Estimates of uncollectible amounts are reviewed each period, and changes are recorded in the period they become known.  Management analyzes the collectability of accounts receivable each period.  This review considers the aging of account balances, historical bad debt experience, and changes in customer creditworthiness, current economic trends, customer payment activity and other relevant factors.  Should any of these factors change, the estimate made by management may also change.  Allowance for doubtful accounts was $458,860, $522,297 and $1,444 at March 31, 2013 and  December 31, 2012 and 2011, respectively.

ADVERTISING
ADVERTISING

The Company’s policy for reporting advertising expenditures is to expense them as they are incurred.  Advertising expense was not material for the three months ended March 31, 2013 and 2012 and for the years ended December 31, 2012 and 2011.

INVENTORY
INVENTORY

Inventory consists primarily of wires and cables.  Inventory is stated at the lower of cost or market, with cost determined by the first-in, first-out (FIFO) method.  The Company writes down its inventory for estimated obsolescence or unmarketable inventory equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future demand and market conditions.

PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

Property and equipment are stated at cost and depreciated on a straight-line basis over their estimated useful lives.  Useful lives are: 3-7 years for vehicles; 5-7 years for equipment; 5 years for small tools: and 3 years for computer equipment. Maintenance and repairs are expensed as incurred and major improvements are capitalized.  When assets are sold or retired, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss is included in other income.

DEFERRED LOAN COSTS
DEFERRED LOAN COSTS

Deferred loan costs are capitalized and amortized to interest expense using the effective interest method over the terms of the related debt agreements. The amount of amortization of deferred loan costs, which was recorded as interest expense, in the three months ended March 31, 2013 and 2012 was $71,884 and $0, respectively, and for the years ended December 31, 2012 and 2011 was $144,264 and $592,008, respectively.

DISTINGUISHMENT OF LIABILITIES FROM EQUITY
DISTINGUISHMENT OF LIABILITIES FROM EQUITY

The Company relies on the guidance provided by ASC 480, Distinguishing Liabilities from Equity, to classify certain redeemable and/or convertible instruments, such as the Company’s preferred stock.  The Company first determines whether the particular financial instrument should be classified as a liability.  The Company will determine the liability classification if the financial instrument is mandatorily redeemable, or if the financial instrument, other than outstanding shares, embodies a conditional obligation that the Company must or may settle by issuing a variable number of its equity shares.

Once the Company determines that the financial instrument should not be classified as a liability, it determines whether the financial instrument should be presented between the liability section and the equity section of the balance sheet (“temporary equity”).  The Company will determine temporary equity classification if the redemption of the preferred stock or other financial instrument is outside the control of the Company (i.e. at the option of the holder).  Otherwise, the Company accounts for the financial instrument as permanent equity.

Initial Measurement

The Company records its financial instruments classified as liability, temporary equity or permanent equity at issuance at the fair value, or cash received.

Subsequent Measurement

Financial instruments classified as liabilities

The Company records the fair value of its financial instruments classified as liability at each subsequent measurement date. The changes in fair value of its financial instruments classified as liabilities are recorded as other expense/income.

Redeemable common and preferred stock

At each balance sheet date, the Company reevaluates the classification of its redeemable instruments, as well as the probability of redemption. If the redemption amount is probable or currently redeemable, the Company records the instruments at its redemption value. Upon issuance, the initial carrying amount of a redeemable equity security at its fair value. If the instrument is redeemable currently at the option of the holder, it will be adjusted to its maximum redemption amount at each balance sheet date. If the instrument is not redeemable currently and it is not probable that it will become redeemable, it is recorded at its fair value. If it is probable the instrument will become redeemable, it will be recognized immediately at its redemption value. The resulting increases or decreases in the carrying amount of a redeemable instrument will be recognized as adjustments to additional paid-in capital

INCOME TAXES
INCOME TAXES

The Company accounts for income taxes under the asset and liability method.  This approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities.  In June 2006, the FASB issued ASC Topic 740, Income Taxes (“ASC Topic 740”)   (formerly FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109), which prescribes a two-step process for the financial statement recognition and measurement of income tax positions taken or expected to be taken in an income tax return.  The first step evaluates an income tax position in order to determine whether it is more likely than not that the position will be sustained upon examination, based on the technical merits of the position.  The second step measures the benefit to be recognized in the financial statements for those income tax positions that meet the more likely than not recognition threshold. ASC Topic 740 also provides guidance on de-recognition, classification, recognition and classification of interest and penalties, accounting in interim periods, disclosure and transition.

STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

The Company accounts for stock-based compensation in accordance with ASC Topic 718, Compensation-Stock Compensation, or ASC 718.  Under the fair value recognition provisions of this topic, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense on a straight-line basis over the requisite service period, based on the terms of the awards.  The Company adopted a formal stock option plan in December 2012 and it had not issued any options under the plan as of March 31, 2013.  The Company issued options prior to the adoption of this plan, but the amount was not material as of December 31, 2012.  Historically, the Company has awarded shares to certain of its employees and consultants which did not contain any performance or service conditions.  Compensation expense included in the Company’s statement of operations includes the fair value of the awards at the time of issuance. When common stock was issued, it was valued at the trading price on the date of issuance and when preferred stock was issued, it was based on the Option Pricing Model. Compensation expense is recorded over the life of the service agreement. All stock-based compensation was fully vested at March 31, 2013 and December 31, 2012.

2012 PERFORMANCE INCENTIVE PLAN and EMPLOYEE STOCK PURCHASE PLAN
2012 PERFORMANCE INCENTIVE PLAN and EMPLOYEE STOCK PURCHASE PLAN

On November 16, 2012, the Company adopted its “2012 Equity Incentive Plan” and its “Employee Stock Purchase Plan”.  Both plans were established to attract, motivate, retain and reward selected employees and other eligible persons.

For the Equity Incentive Plan, employees, officers, directors and consultants that provide services to us or one of our subsidiaries may be selected to receive awards under the 2012 Plan. A total of 2,000,000 shares of the Company's  common stock was authorized for issuance with respect to awards granted under the 2012 Plan.  The share limit will automatically increase on the first trading day in January of each year (commencing with January 2014) by an amount equal to lesser of (i) 4% of the total number of outstanding shares of the Company's common stock on the last trading day in December in the prior year, (ii) 2,000,000 shares, or (iii) such lesser number as determined by the Company's board of directors.  Any shares subject to awards that are not paid, delivered or exercised before they expire or are canceled or terminated, or fail to vest, as well as shares used to pay the purchase or exercise price of awards or related tax withholding obligations, will become available for other award grants under the 2012 Plan.  As of December 31, 2012 and March 31, 2013, no awards had been granted under the 2012 Plan, and the full number of shares authorized under the 2012 Plan was available for award purposes.

The Employee Stock Purchase Plan is designed to allow our eligible employees and the eligible employees of the Company's participating subsidiaries to purchase shares of the Company's common stock, at semi-annual intervals, with their accumulated payroll deductions.  A total of 500,000 shares of the Company's common stock is initially available for issuance under the Purchase Plan.  The share limit will automatically increase on the first trading day in January of each year (commencing with January 2014) by an amount equal to lesser of (i) 1% of the total number of outstanding shares of the Company's common stock on the last trading day in December in the prior year, (ii) 500,000 shares, or (iii) such lesser number as determined by the Company's  board of directors.  As of December 31, 2012 and March 31, 2013, no shares had been purchased under this plan.

NET LOSS PER SHARE
NET LOSS PER SHARE

Basic loss per common share is computed based on the weighted average number of shares outstanding during the period.  Diluted loss per share is computed in a manner similar to the basic loss per share, except that the weighted-average number of shares outstanding is increased to include all common shares, including those with the potential to be issued by virtue of warrants, options, convertible debt and other such convertible instruments.  Diluted earnings per share contemplate a complete conversion to common shares of all convertible instruments only if they are dilutive in nature with regards to earnings per share.  Since the Company has incurred net losses for all periods, basic loss per share and diluted loss per share are the same.

The anti-dilutive common shares equivalents outstanding at March 31, 2013 and December 31, 2012 and 2011 were as follows:

	March 31,		December 31,
	2013	2012	2012	2011
Series A Preferred Stock	-	160,000	160,000	160,000
Series B Preferred Stock	22,785,208	1,323,553	18,080,050	723,208
Series C Preferred Stock	17,088,906	1,093,845	13,560,038	-
Series D Preferred Stock	13,407	673,191	194,560	884,364
Series E Preferred Stock	5,623,583	-	5,119,460	-
Series F Preferred Stock	1,383,333	-	1,047,317	-
Series H Preferred Stock	2,576,519	-	2,345,548	-
Series I Preferred Stock	1,500,000	-	1,135,647	-
Warrants	3,612,978	875,076	8,614,274	578,566
	54,583,934	4,125,665	50,256,894	2,346,138

FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS

ASC Topic 820 "Fair Value Measurements and Disclosures" ("ASC Topic 820") provides a framework for measuring fair value in accordance with generally accepted accounting principles.

ASC Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level I) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC Topic 820 are described as follows:

●	Level 1— Unadjusted quoted prices in active markets for identical assets or liabilities that are accessible at the measurement date.

●
Level 2— Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability; and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

●	Level 3— Inputs that are unobservable for the asset or liability.

The following section describes the valuation methodologies that the Company used to measure different financial instruments at fair value.

Debt

The fair value of the Company's debt, which approximates the carrying value of the Company's debt, as of  March 31, 2013 and December 31, 2012 and 2011 was estimated at $21.5 million, $21.2 million and $3.0 million, respectively. Factors that the Company considered when estimating the fair value of its debt include market conditions, liquidity levels in the private placement market, variability in pricing from multiple lenders and term of debt. The level would be considered as level 2.

Additional Disclosures Regarding Fair Value Measurements

The carrying value of cash and cash equivalents, accounts receivable and accounts payable approximate their fair value due to the short-term maturity of those items.

Preferred Stock

The Company used the Option-Pricing Method back solve ("OPM backsolve") to determine the fair value of its preferred stock and common stock. The OPM backsolve method derives the implied equity value for the company from a transaction involving the company's preferred securities issued on an arms-length basis. The Company used assumptions including exercise price, risk free rate, expected term of liquidity, volatility, dividend yield and solved for the value of equity such that value for the most recent financing equals the amount paid. The OPM backsolve treats convertible preferred stock, common stock, options, and warrants as series of call options on the total equity value of a company, with exercise price based on the liquidation preference of the convertible preferred stock. Therefore, the common stock has value only if the funds available for distribution to the stockholders exceed the value of the liquidation preference at the time of a liquidity event such as a merger, sale, or initial public offering, assuming the company has funds available to make a liquidation preference meaningful and collectible by the stockholders. The OPM backsolve uses the Black-Scholes option-pricing model to price the call options. The Company obtained an appraisal from a third party to assist in the computation on determining such values. The fair value of the Company's preferred stock at issuance is classified as Level 3 within the Company's fair value hierarchy.

Derivative Warrant Liabilities

The Company used the Black-Scholes option-pricing model to determine the fair value of the derivative liability related to the warrants and the put and effective price of future equity offerings of equity-linked financial instruments. The Company derived the fair value of warrants using the common stock price, the exercise price of the warrants, risk-free interest rate, the historical volatility, and the Company's dividend yield. The Company does not have sufficient historical data to use its historical volatility; therefore the expected volatility is based on the historical volatility of comparable companies. The Company developed scenarios to take into account estimated probabilities of future outcomes. The fair value of the warrant liabilities is classified as Level 3 within the Company's fair value hierarchy.

In connection with the valuation of the warrants issued in 2010, 2011 and 2012, the Company believed the common stock price had not fully adjusted for the potential future dilution from the private placement of preferred stock completed in 2011 through 2012, primarily due to the trading restrictions on the unregistered shares of common stock issued and issuable from the conversion of debt and warrants, certain conversion restrictions, and the anti-dilution adjustment features of the warrants. Therefore, the Company used a common stock price implied by a recent preferred financing transaction on an arms-length basis. In the OPM backsolve method, the valuation resulted in a model-derived common stock value ranging from $ .003 to $ .02 per share. Changes in the assumptions used in the model can materially affect the model-derived common stock value and the fair value estimate of the warrants. The Company determined the anti-dilution rights of the warrants were immaterial based on the various outcomes derived from the scenarios developed. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire or are amended in a way that would no longer require these warrants to be classified as a liability. Please refer to Note 10, Derivative Financial Instruments.

At March 31, 2013, December 31, 2012 and December 31, 2011, the amount of the derivative liability was computed using the Black Scholes Option Valuation Method to determine the value of the derivative liability.

The fair value of the Company’s financial instruments carried at fair value at March 31, 2013, December 31, 2012 and December 31, 2011 was as follows:

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2011:
Warrant derivatives	$—	$—	$38,557

December 31, 2012:
Warrant derivatives	$—	$—	$33,593

March 31, 2013:
Warrant derivatives	$—	$—	$17,964

Assets and liabilities measured at fair value on a recurring basis at March 31, 2013 and December 31, 2012 and 2011 consisted of:

	Fair Value Measurements at Reporting
	Date Using
	Quoted
	Prices
	in Active
	Markets	Significant
	for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)

	December 31, 2011
Liabilities:
Warrant derivatives	$-	$-	$38,557
Contingent consideration	-	-	141,607

Total liabilities at fair value	$-	$-	$180,164

	December 31, 2012
Liabilities:
Warrant derivatives	$-	$-	$33,593
Contingent consideration	-	-	4,624,367

Total liabilities at fair value	$-	$-	$4,657,960

	March 31, 2013
	Level 1	Level 2	Level 3
Liabilities:
Warrant derivatives	$-	$-	$17,964
Contingent consideration	-	-	4,519,307

Total liabilities at fair value	$-	$-	$4,537,271

The following table provides a summary of changes in fair value of the Company's Level 3 financial instruments for the three months ended March 31, 2013 and for the years ended December 31, 2012 and 2011.

Amount
Balance December 31, 2010	$459,897

Change in fair value of derivative	(421,340)
Fair value of contingent consideration recorded at date of acquisition	141,607
Balance as of December 31, 2011	$180,164

Change in fair value of derivative	(198,908)
Warrant derivates fair value on date of issuance	193,944
Fair value of contingent consideration recorded at date of acquisition	4,482,760
Balance December 31, 2012	$4,657,960

Change in fair value of derivative	(15,629)
Change in fair value of contingent consideration	(105,060)
Balance March 31, 2013	$4,537,271

The fair value of the Company's contingent consideration is based on the Company’s evaluation as to the probability and amount of any earn-out that will be achieved based on expected future performance by the acquired entity.

Restatement (Tables)	3 Months Ended
Mar. 31, 2013
Restatement [Abstract]
Summary of previously-stated and corrected balances of statement of operations
	Quarter Ended March 31, 2012
	As Previously
Consolidated Statement of Operations	Reported	Adjustments		As Restated
Operating expenses	(unaudited)	(unaudited)		(unaudited)
Depreciation and amortization	$14,208	$15,522	7	$29,730
Salaries and wages	180,000	(150,000)	1	30,000
Total operating expenses	1,048,867	(134,478)		914,389
Other income (expenses)
Interest expense	(289,223)	227,893	5	(61,330)
Total other income (expense)	(290,003)	227,893		(62,110)
Net Loss	(683,515)	362,371		(321,144)
Net income attributable to non-controlling interest	5,051	-		5,051
Net Loss attributable to InterCloud Systems, Inc	(678,464)	362,371		(316,093)
Less dividends on Series C,D,E,F and H Preferred stock	(17,722)	-		(17,722)
Net Loss attributable to InterCloud Systems, Inc common stockholders	$(696,186)	$362,371		$(333,815)

	As of March 31, 2012
	As Previously
Consolidated Balance Sheet	Reported	Adjustments		As Restated
	(Unaudited)	(Unaudited)		(Unaudited)
Current assets
Deferred loan costs	54,420	$(54,420)	5	$-
Total current assets	$801,923	(54,420)		747,503
Intangible assets, net	717,236	493,859	7	1,211,095
Total assets	2,139,980	439,439		2,579,419
Current liabilities
Accounts payable	447,724	200,000	6	647,724
Contingent consideration	-	141,607	7	141,607
Total current liabilities	1,401,136	341,607		1,742,743
Derivative liabilities	1,923	37,414	4	39,337
Total other liabilities	1,842,009	37,414		1,879,423
Series C Preferred stock	-	800,000	14	800,000
Series D Preferred stock	-	605,872	12	605,872
Total temporary equity	318,839	1,405,872		1,724,711
Stockholders' equity (deficit)
Series C Preferred stock	1	(1)	14	-
Series D Preferred Stock	566	(566)	12	-
Additional paid-in capital	8,768,447	(985,224)	1,10	7,783,223
Accumulated deficit	(10,317,112)	(359,663)	1,4,5,6,7	(10,676,775)
Total stockholders' deficit	(1,421,554)	(1,345,454)		(2,767,008)
Total liabilities, non-controlling interest and stockholders' deficit	$2,139,980	$439,439		$2,579,419

	Quarter Ended June 30, 2012
	As Previously
Consolidated Statement of Operations	Reported	Adjustment		As Restated
Operating expenses	(unaudited)	(unaudited)		(unaudited)
Depreciation and amortization	$25,002	$15,522	7	$40,524
Salaries and wages	200,000	(200,000)	1	-
Total operating expenses	882,462	(184,478)		697,984
Other income (expenses)
Interest expense	(287,120)	24,191	5	(262,929)
Total other income (expense)	(287,607)	24,191		(263,416)
Net loss	(719,743)	208,669		(511,074)
Net income attributable to non-controlling interest	11,897	-		11,897
Net Loss attributable to InterCloud Systems, Inc	(707,846)	208,669		(499,177)
Less dividends on Series C,D,E,F and H Preferred stock	(35,236)	-		(35,236)
Net Loss attributable to InterCloud Systems, Inc common stockholders	$(743,082)	$208,669		$(534,413)

	Six Months Ended June 30, 2012
	As Previously
Consolidated Statement of Operations	Reported	Adjustment		As Restated
Operating expenses	(unaudited)	(unaudited)		(unaudited)
Depreciation and amortization	$39,210	$31,044	7	$70,254
Salaries and wages	380,000	(350,000)	1	30,000
Total operating expenses	1,954,708	(318,956)		1,635,752
Other income (expenses)
Interest expense	(594,064)	252,084	5	(341,980)
Total other income (expense)	(571,953)	252,084		(319,869)
Net loss	(1,403,258)	571,040		(832,218)
Net income attributable to non-controlling interest	16,948	-		16,948
Net Loss attributable to InterCloud Systems, Inc	(1,386,310)	571,040		(815,270)
Less dividends on Series C,D,E,F and H Preferred stock	(52,958)	-		(52,958)
Net Loss attributable to InterCloud Systems, Inc common stockholders	$(1,439,268)	$571,040		$(868,228)

	As of June 30, 2012
Consolidated Balance Sheet	As Previously Reported	Adjustment		As Restated
	(Unaudited)	(Unaudited)		(Unaudited)
Current assets
Deferred loan costs	$30,229	$(30,229)	5	$-
Total current assets	703,343	(30,229)		673,114
Intangible assets, net	717,236	478,337	7	1,195,573
Total assets	2,122,107	448,108		2,570,215
Current liabilities
Accounts payable	653,687	200,000	6	853,687
Contingent consideration	-	141,607	7	141,607
Total current liabilities	2,877,016	341,607		3,218,623
Derivative liabilities	1,013	37,414	4	38,427
Total other liabilities	512,766	37,414		550,180
Series C Preferred stock		1,150,000	14	1,150,000
Series D Preferred stock		605,872	12	605,872
Total temporary equity	326,750	1,755,872		2,082,622
Stockholders' equity (deficit)
Series C Preferred stock	1	(1)	14	-
Series D Preferred Stock	566	(566)	12	-
Additional paid-in capital	9,355,272	(1,535,224)	2,12	7,820,048
Accumulated deficit	(11,082,070)	(150,994)	1,4,5,6,7	(11,233,064)
Total stockholders' deficit	(1,594,425)	(1,686,785)		(3,281,210)
Total liabilities, non-controlling interest and stockholders' deficit	$2,122,107	$448,108		$2,570,215

	Quarter Ended September 30, 2012
	As Previously
Consolidated Statement of Operations	Reported	Adjustment		As Restated
Operating expenses	(unaudited)	(unaudited)		(unaudited)
Depreciation and amortization	$41,434	$39,314	7	$80,748
Salaries and wages	223,998	152,344	1	376,342
Total operating expenses	882,462	191,658		1,074,120
Other income (expenses)
Interest expense	(723,675)	-		(723,675)
Change in fair value of derivative	(360,868)	360,738	9	(130)
Gain (loss) from deconsolidation of Digital	(880,393)	1,462,429	8	582,036
Total other income (expense)	(2,017,975)	1,823,167		(194,808)
Net loss	(2,442,410)	1,631,509		(810,901)
Net income attributable to non-controlling interest	16,163	-		16,163
Net Loss attributable to InterCloud Systems, Inc	(2,426,247)	1,631,509		(794,738)
Less dividends on Series C,D,E,F and H Preferred stock	(52,999)	-		(52,999)
Net Loss attributable to InterCloud Systems, Inc common stockholders	$(2,479,246)	$1,631,509		$(847,737)

	Nine Months Ended September 30, 2012
	As Previously
Consolidated Statement of Operations	Reported	Adjustment		As Restated
Operating expenses	(unaudited)	(unaudited)		(unaudited)
Depreciation and amortization	$80,644	$70,358	7	$151,002
Salaries and wages	603,998	(197,656)	1	406,342
Total operating expenses	3,653,187	(127,298)		3,525,889
Other income (expenses)
Change in fair value of derivative	(360,738)	360,738	9	-
Gain (loss) from deconsolidation of Digital	(880,393)	1,462,429	8	582,036
Interest expense	(1,370,738)	252,084	5	(1,118,654)
Total other income (expense)	(2,589,888)	2,075,251		(514,637)
Net loss	(3,845,628)	2,169,438		(1,676,190)
Net income attributable to non-controlling interest	33,111	33,111		66,222
Net Loss attributable to InterCloud Systems, Inc	(3,812,517)	2,202,549		(1,609,968)
Less dividends on Series C,D,E,F and H Preferred stock	(105,957)	-		(105,957)
Net Loss attributable to InterCloud Systems, Inc common stockholders	$(3,918,474)	$2,202,549		$(1,715,925)

	As of September 30, 2012
	As Previously
Consolidated Balance Sheet	Reported	Adjustment		As Restated
	(Unaudited)	(Unaudited)		(Unaudited)
Current assets
Deferred loan costs	$1,823,465	$(1,529,830)	5	$293,635
Total current assets	9,779,553	(1,529,830)		8,249,723
Goodwill and Intangible assets, net	15,731,611	3,013,825	7	18,745,436
Note receivable - related party	125,000	(125,000)		-
Investment in Digital	83,333	(83,333)		-
Deferred loan costs, net of current portion	-	1,499,601	7	1,499,601
Total assets	26,177,676	2,775,263		28,952,939
Current liabilities
Accounts payable	1,250,170	200,000	6	1,450,170
Notes payable, acquisitions	-	2,522,465	7	2,522,465
Total current liabilities	6,322,473	2,722,465		9,044,938
Term loan, net of current portion, net of debt discount	12,350,000	(193,944)		12,156,056
Derivative liabilities	361,881	(129,380)	4	232,501
Total other liabilities	12,962,324	(129,380)		12,832,944
Series A Preferred Stock	200,000	(200,000)	13	-
Series B Preferred Stock	384,063	958,216	11	1,342,279
Series D Preferred stock	-	1,491,690	12	1,491,690
Series E Preferred stock	-	2,225,000	11	2,225,000
Series F Preferred stock	4,150,000	-		4,150,000
Total temporary equity	6,734,063	4,474,906		11,208,969
Stockholders' equity (deficit)
Series A Preferred Stock	-	200	13	200
Series D Preferred Stock	566	(566)	12	-
Series E Preferred stock	4	(4)	11	-
Additional paid-in capital	13,664,000	(7,151,459)	1,8,11	6,512,541
Accumulated deficit	(13,599,948)	2,859,101	1,4,5,6,7,8	(10,740,847)
Total stockholders' deficit	158,816	(4,292,728)		(4,133,912)
Total liabilities, non-controlling interest and stockholders' deficit	$26,177,676	$2,775,263		$28,952,939

	As of December 31, 2010
	As Previously
Consolidated Balance Sheet	Reported	Adjustment		As Restated
Current liabilities
Term loans, current portion	$509,268	$(222,335)	2	$286,933
Total current liabilities	1,368,030	(222,335)		1,145,695
Stockholders' equity (deficit)
Additional paid-in capital	581,800	1,991,657	1,2	2,573,457
Accumulated deficit	(2,219,483)	(1,758,810)	1,2	(3,978,293)
Total InterCloud Systems, Inc. stockholders' deficit	(1,627,086)	222,335		(1,404,751)
Total stockholders' deficit	(1,627,086)	222,335		(1,404,751)
Total liabilities, non-controlling interest and stockholders' deficit	$430,383	$-		$430,383

	For The Year Ended December 31, 2010
	As Previously
Consolidated Statement of Operations	Reported	Adjustment		As Restated
Operating expenses
Salaries and wages	$1,574,374	$1,600,000	1	$3,174,374
Total operating expenses	3,203,855	597,219		3,801,074
Other income (expenses)
Interest expense	(267,368)	(158,810)	2	(426,178)
Total other income (expense)	109,420	(158,810)		(49,390)
Net loss	$(2,141,596)	$(1,758,810)		$(3,900,406)

	For The Year Ended December 31, 2011
	As Previously
Consolidated Statement of Operations	Reported	Adjustment		As Restated
Operating expenses
Salaries and wages	$5,853,600	$(800,000)	1	$5,053,600
Total operating expenses	8,994,949	(2,651,018)		6,343,931
Other income (expenses)
Change in fair value of derivative	458,754	(37,414)	2,4	421,340
Goodwill impairment	(437,000)	437,000	7	-
Interest expense	(1,240,457)	(202,772)	2,3,7	(1,443,229)
Total other income (expense)	(1,218,703)	196,814		(1,021,889)
Net loss	$(7,401,442)	$996,814		$(6,404,628)

	As of December 31, 2011
	As Previously
Consolidated Balance Sheet	Reported	Adjustment		As Restated
Current Assets
Deferred loan costs	$53,848	$(53,848)	5	$-
Total current assets	510,433	(53,848)		456,585
Goodwill	636,736	(292,750)		343,986
Intangible assets	-	802,131		802,131
Total assets	1,790,012	455,533		2,245,545
Current liabilities
Accounts payable and accrued expenses	791,302	200,000	6	991,302
Notes payable for earnouts	-	141,607	7	141,607
Term loans, current portion	876,522	228,465	2,5	1,104,987
Total current liabilities	1,787,547	570,071		2,357,618
Other liabilities
Derivative liability	1,143	37,414	4	38,557
Total other liabilities	1,635,486	37,414		1,672,900
Series D Preferred Stock	-	605,872		605,872
Total Temporary Equity	15,000	605,872		620,872
Stockholders' Equity (Deficit)
Additional paid-in capital	7,850,944	20,283	1,2,3,6,10	7,871,227
Accumulated deficit	(9,620,926)	(761,995)	1,2,3,4,10	(10,382,921)
Total InterCloud Systems, Inc. stockholders' deficit	(1,648,021)	(757,824)		(2,405,845)
Total liabilities, non-controlling interest and stockholders' deficit	$1,790,012	$455,533		$2,245,545

Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2013
Summary Of Significant Accounting Policies [Abstract]
Summary of anti-dilutive common shares outstanding
	March 31,		December 31,
	2013	2012	2012	2011
Series A Preferred Stock	-	160,000	160,000	160,000
Series B Preferred Stock	22,785,208	1,323,553	18,080,050	723,208
Series C Preferred Stock	17,088,906	1,093,845	13,560,038	-
Series D Preferred Stock	13,407	673,191	194,560	884,364
Series E Preferred Stock	5,623,583	-	5,119,460	-
Series F Preferred Stock	1,383,333	-	1,047,317	-
Series H Preferred Stock	2,576,519	-	2,345,548	-
Series I Preferred Stock	1,500,000	-	1,135,647	-
Warrants	3,612,978	875,076	8,614,274	578,566
	54,583,934	4,125,665	50,256,894	2,346,138

Summary of fair value of financial instruments
	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2011:
Warrant derivatives	$—	$—	$38,557

December 31, 2012:
Warrant derivatives	$—	$—	$33,593

March 31, 2013:
Warrant derivatives	$—	$—	$17,964

Summary of assets and liabilities measured at fair value on a recurring basis
	Fair Value Measurements at Reporting
	Date Using
	Quoted
	Prices
	in Active
	Markets	Significant
	for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)

	December 31, 2011
Liabilities:
Warrant derivatives	$-	$-	$38,557
Contingent consideration	-	-	141,607

Total liabilities at fair value	$-	$-	$180,164

	December 31, 2012
Liabilities:
Warrant derivatives	$-	$-	$33,593
Contingent consideration	-	-	4,624,367

Total liabilities at fair value	$-	$-	$4,657,960

	March 31, 2013
	Level 1	Level 2	Level 3
Liabilities:
Warrant derivatives	$-	$-	$17,964
Contingent consideration	-	-	4,519,307

Total liabilities at fair value	$-	$-	$4,537,271

Summary of changes in fair value of our Level 3 financial instruments
Amount
Balance December 31, 2010	$459,897

Change in fair value of derivative	(421,340)
Fair value of contingent consideration recorded at date of acquisition	141,607
Balance as of December 31, 2011	$180,164

Change in fair value of derivative	(198,908)
Warrant derivates fair value on date of issuance	193,944
Fair value of contingent consideration recorded at date of acquisition	4,482,760
Balance December 31, 2012	$4,657,960

Change in fair value of derivative	(15,629)
Change in fair value of contingent consideration	(105,060)
Balance March 31, 2013	$4,537,271

Acquisition and Deconsolidation of Subsidiary (Tables)	3 Months Ended
Mar. 31, 2013
Acquisitions and Deconsolidation Of Subsidiary [Abstract]
Summary of purchase prices for acquisitions
The final purchase consideration for the 2011 acquisitions of Tropical and RM Engineering were calculated as follows:

	Tropical	RM Engineering
Cash	$-	$101,098
Promissory Notes	-	200,000
Contingent consideration	15,320	126,287
Common Stock, based on trading price	55,360	22,860
Non-controlling Interest	-	105,522
Total Purchase Consideration	$70,680	$555,767

The final purchase consideration for the 2012 acquisitions of TNS, the ADEX Entities and ERFS were calculated as follows:

	TNS	ADEX Entities	ERFS
Cash	$700,000	$12,819,594	$-
Promissory Notes	-	2,378,668	-
Contingent consideration/working capital adjustment	259,550	2,123,210	2,100,000
Preferred Stock, based on OPM	4,026,822	-	4,187,151
Common Stock, based on redemption value	500,000	-	-
Total Purchase Consideration	$5,486,372	$17,321,472	$6,287,151

Summary of purchase price allocation
The final purchase consideration was allocated to the assets acquired and liabilities assumed as follows:

	Tropical	RM Engineering
Current assets	$138,001	$63,900
Goodwill	174,746	169,240
Intangible assets:
Customer list / relationships	162,016	452,092
URL's	2,552	2,552
Tradenames	47,555	131,443
Non-competes	1,368	2,553
Property and equipment	11,576	47,333
Deposits	11,606	-
Current liabilities	(144,371)	(101,896)
Notes payable – bank	(221,373)	(207,722)
Notes payable - related party	(112,996)	(3,728)
Total allocation of purchase consideration	$70,680	$555,767

The final purchase consideration was allocated to the assets acquired and liabilities assumed as follows:

	TNS	ADEX Entities	ERFS
Current assets	$474,732	$5,801,858	$798,135
Goodwill	4,002,654	10,474,212	5,741,128
Intangible assets:
Customer list / relationships	1,790,048	3,309,143	-
URL's	2,552	2,552	-
Tradenames	347,182	2,888,382	-
Non-competes	79,670	116,047	-
Property and equipment	14,224	75,849	185,271
Deposits	-	12,227	63,493
Current liabilities	(254,807)	(1,053,398)	(349,750)
Notes payable - bank	-	-	(92,259)
Notes payable - related party	-	-	(8,700)
Notes payable - other	-	-	(50,167)
Long-term deferred tax liability	(969,883)	(4,305,400)	-
Total allocation of purchase consideration	$5,486,372	$17,321,472	$6,287,151

Unaudited proforma results of operations
	Pro Forma Results
	(Unaudited)
	Year Ended December 31,
	2012	2011
Revenue	$45,010,501	$50,209,085

Net Loss	$(4,067,970)	$(6,504,581)

Basic and diluted earnings per share	$(2.62)	$(6.48)

Summary of revenues and earnings (loss) of acquired companies
2011 Acquisitions

	RM Engineering	Tropical
Revenues	$2,651,711	$2,284,321

Income (Loss)	$26,147	$(466,033)

2012 Acquisitions

	ADEX	TNS	ERFS
Revenues	$10,577,197	$1,042,367	$146,036

Income	$807,832	$78,404	$46,598

Summary of results of operations and balance sheet of Digital
	Year ended	January 1, 2012 through
	December 31, 2011	September 12, 2012
Revenue	$2,443,441	$1,691,956

Gross Margin	666,756	139,675

Loss from operations	(455,875)	(473,918)

Interest expense	(157,383)	(251,412)

Net loss	$(613,258)	$(725,330)

	December 31, 2011	September 12. 2012
Current assets	$435,559	$605,332
Total assets	717,136	833,157
Total liabilities	1,425,290	2,266,640
Stockholder's deficit	(708,154)	(1,433,483)

Property and Equipment, Net (Tables)	3 Months Ended
Mar. 31, 2013
Property and Equipment, Net [Abstract]
Components of property and equipment

	March 31,	December 31,
	2013	2012	2011
Vehicles	$551,415	$548,159	$605,247
Computers and Office Equipment	194,543	191,328	91,098
Equipment	409,129	399,645	440,241
Small Tools	-	-	20,504
Total	1,155,087	1,139,132	1,157,090
Less accumulated depreciation	(809,287)	(771,508)	(818,331)

Property and equipment, net	$345,800	$367,624	$338,759

Goodwill and Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets [Abstract]
Components of goodwill

Goodwill
	Tropical	RM Engineering	ADEX	TNS	EFRS	Total
Balance December 31, 2010	$-	$-	$-	$-	$-	$-

Acquisitions	174,746	169,240	-	-	-	343,986
Balance December 31, 2011	174,746	169,240	-	-	-	343,986

Acquisitions	-	-	10,474,212	4,002,654	5,741,128	20,217,994
Balance December 31, 2012	174,746	169,240	10,474,212	4,002,654	5,741,128	20,561,980
Balance March 31, 2013	$174,746	$169,240	$10,474,212	$4,002,654	$5,741,128	$20,561,980

Components of intangible assets

		March 31, 2013			December 31, 2012			December 31, 2011
	Estimated	Gross			Gross			Gross
	Useful	Carrying	Accumulated	Net Book	Carrying	Accumulated	Net Book	Carrying	Accumulated	Net Book
	Life	Amount	Amortization	Value	Amount	Amortization	Value	Amount	Amortization	Value
Customer relationship and lists	10 yrs	$5,709,049	$(349,455)	$5,359,594	$5,709,049	$(208,623)	$5,500,426	$614,108	$-	$614,108
Non-compete agreements	2-3 yrs	199,638	(37,991)	161,647	199,638	(18,991)	180,647	3,921	-	3,921
URL's	Indefinite	10,208	-	10,208	10,208	-	10,208	5,104	-	5,104
Tradenames	Indefinite	3,414,562	-	3,414,562	3,414,562	-	3,414,562	178,998	-	178,998

Total purchased intangible assets		$9,333,457	$(387,446)	$8,946,011	$9,333,457	$(227,614)	$9,105,843	$802,131	$-	$802,131

Summary of estimated future amortization expense of acquired intangible assets
Total
2013	$578,502
2014	576,799
2015	565,822
2016	532,350
2017	518,199
Thereafter	2,909,402
Total	$5,681,074

Accrued Expenses (Tables)	3 Months Ended
Mar. 31, 2013
Accrued Expenses [Abstract]
Summary of accrued expenses
	March 31,	December 31,
	2013	2012	2011
Accrued interest and preferred dividends	1,264,938	$864,607	$15,977
Accrued trade payables	3,625,350	2,442,478	724,430
Accrued compensation	767,628	857,379	250,895
	5,657,916	$4,164,464	$991,302

Bank Debt (Tables) (Bank Debt [Member])	3 Months Ended
Mar. 31, 2013
Bank Debt [Member]
Short-term Debt [Line Items]
Components of bank debt

	March 31,	December 31,
	2013	2012	2011
Two installment notes, monthly principal and interest of $533, interest 9.05% and 0% secured by vehicles, maturing July 2016	$21,330	$23,463	$51,569

Five lines of credit, monthly principal and interest, interest ranging from $0 to $13,166, interest ranging from 5.5% to 9.75%, guaranteed personally by principal shareholders of acquired companies, maturing between July 2013 and February 2020	485,992	536,464	761,078
	507,322	559,927	812,647
Less: Current portion of bank debt	(375,021)	(352,096)	(114,358)

Long-term portion of bank debt	$132,301	$207,831	$698,289

Schedule of future maturities
Year ending December 31,
2013	$352,096
2014	75,661
2015	75,661
2016	40,354
2017	16,155
Total	$559,927

Term Loans (Tables)	3 Months Ended
Mar. 31, 2013
Original Loan Agreement [Member]
Debt Instrument [Line Items]
Term Loan Agreement, covenant terms, minimum liquidity
Periods	Liquidity
Closing Date through December 31, 2012	$1,000,000
January 1, 2013 through March 31, 2013	$1,500,000
April 1, 2013 through June 30, 2013	$2,000,000
July 1, 2013 through September 30, 2013	$2,500,000
October 1, 2013 and at all times thereafter	$3,000,000

Term Loan Agreement, covenant terms, capital expenditures

Periods	Capital Expenditures
Closing Date through December 31, 2012	$100,000
Closing Date through March 31, 2013	$200,000
Closing Date through June 30, 2013	$300,000
Four fiscal quarters ending on September 30, 2013	$400,000
Four fiscal quarters ending on each of December 31, 2013 and December 31, 2014	$500,000
Four fiscal quarters ending on each of March 31, 2015, June 30, 2015, September 30, 2015 and December 31, 2015	$600,000
Four fiscal quarters ending on March 31, 2016, and each consecutive period of four fiscal quarters thereafter

Term Loan Agreement, covenant terms, debt leverage ratio

Period Ending On	Total Debt Leverage Ratio
December 31, 2012	3.50 to 1.00
March 31, 2013	3.50 to 1.00
June 30, 2013	3.00 to 1.00
September 30, 2013	2.75 to 1.00
December 31, 2013	2.50 to 1.00
March 31, 2014	2.25 to 1.00
June 30, 2014	2.00 to 1.00
September 30, 2014	1.75 to 1.00
December 31, 2014	1.75 to 1.00
March 31, 2015	1.50 to 1.00
June 30, 2015	1.40 to 1.00
September 30, 2015	1.30 to 1.00
December 31, 2015	1.20 to 1.00
March 31, 2016 and the last day of each succeeding fiscal quarter thereafter	1.00 to 1.00

Term Loan Agreement, covenant terms, senior debt leverage ratio

Period Ending On	Senior Debt Leverage Ratio
December 31, 2012	2.60 to 1.00
March 31, 2013	2.60 to 1.00
June 30, 2013	2.40 to 1.00
September 30, 2013	2.20 to 1.00
December 31, 2013	2.00 to 1.00
March 31, 2014	1.80 to 1.00
June 30, 2014	1.60 to 1.00
September 30, 2014	1.50 to 1.00
December 31, 2014	1.40 to 1.00
March 31, 2015	1.30 to 1.00
June 30, 2015	1.20 to 1.00
September 30, 2015	1.10 to 1.00
December 31, 2015 and the last day of each succeeding fiscal quarter thereafter	1.00 to 1.00

Second Amendment to Loan Agreement [Member]
Debt Instrument [Line Items]
Term Loan Agreement, covenant terms, minimum liquidity

Periods	Liquidity
September 17, 2012 through November 13, 2012	$200,000
November 13, 2012 through December 31, 2012	$1,000,000
January 1, 2013 through March 22, 2013	$1,500,000
March 22, 2013 through June 30, 2013	$200,000
July 1, 2013 through September 30, 2013	$1,500,000
October 1, 2013 through December 31, 2013	$2,000,000
January 1, 2014 through March 31, 2014	$2,500,000
April 1, 2014 and at all times thereafter	$3,000,000

Term Loan Agreement, covenant terms, debt leverage ratio

Period Ending On	Total Debt Leverage Ratio
March 31, 2013	7.25 to 1.00
June 30, 2013	6.50 to 1.00
September 30, 2013	5.50 to 1.00
December 31, 2013	5.00 to 1.00
March 31, 2014	4.75 to 1.00
June 30, 2014	4.50 to 1.00
September 30, 2014	4.25 to 1.00
December 31, 2014	3.75 to 1.00
March 31, 2015	3.50 to 1.00
June 30, 2015	3.25 to 1.00
September 30, 2015	2.75 to 1.00
December 31, 2015	2.50 to 1.00
March 31, 2016	2.25 to 1.00
June 30, 2016 and the last day of each succeeding fiscal quarter thereafter	2.00 to 1.00

Term Loan Agreement, covenant terms, senior debt leverage ratio

Period Ending On	Senior Debt Leverage Ratio
March 31, 2013	5.10 to 1.00
June 30, 2013	5.00 to 1.00
September 30, 2013	4.50 to 1.00
December 31, 2013	3.50 to 1.00
March 31, 2014	3.25 to 1.00
June 30, 2014	3.00 to 1.00
September 30, 2014	2.75 to 1.00
December 31, 2014	2.50 to 1.00
March 31, 2015	2.25 to 1.00
June 30, 2015	2.00 to 1.00
September 30, 2015	1.75 to 1.00
December 31, 2015	1.50 to 1.00
March 31, 2016	1.25 to 1.00
June 30, 2016 and the last day of each succeeding fiscal quarter thereafter	1.00 to 1.00

Term Loan Agreement, covenant terms, fixed charge coverage ratio

Period Ending On	Fixed Charge Coverage Ratio
March 31, 2013	1.05 to 1.00
June 30, 2013	1.05 to 1.00
September 30, 2013	1.15 to 1.00
December 31, 2013	1.20 to 1.00
March 31, 2014	1.25 to 1.00
June 30, 2014	1.30 to 1.00
September 30, 2014	1.35 to 1.00
December 31, 2014	1.40 to 1.00
March 31, 2015	1.45 to 1.00
June 30, 2015	1.50 to 1.00
September 30, 2015	1.60 to 1.00
December 31, 2015	1.70 to 1.00
March 31, 2016	1.80 to 1.00
June 30, 2016	1.90 to 1.00
September 30, 2016 and the last day of each succeeding fiscal quarter thereafter	2.00 to 1.00

Term Loans [Member]
Debt Instrument [Line Items]
Components of bank debt
	March 31	December 31,
	2013	2012	2011
Term loan, UTA, net of debt discount of $0, $0 and $30,013	$-	$-	$744,987

Term loan, MidMarket Capital, net of debt discount of $172,934, $182,631 and $0	14,664,566	14,817,369	-

Convertible promissory notes, unsecured, matured in December 2012, unsecured	-	27,500	-

Promissory notes, unsecured, matured in October 2012	175,000	195,000	-

Promissory notes, secured, maturing in December 2018	44,491	53,396	-

8% convertible promissory notes, unsecured, maturing in November 2011 and March 2013	-	-	112,500

Promissory note with equity component, due on demand, non-interest bearing, due June 2011, with 8,000 common shares equity component	-	-	8,000

18% convertible promissory note maturing in January 2013	-	210,000	-

Promissory note, unsecured, non-interest bearing due July 2011, with 16,000 common shares equity component	9,500	9,500	39,500

Promissory note, unsecured, 15% interest, maturing in June 2013	100,000	-	-

Acquisition promissory note to former shareholders of RM Engineering and RM Leasing, unsecured, non-interest bearing, imputed interest immaterial, matured in March 2012 and June 2012	200,000	200,000	200,000
	15,193,557	15,512,765	1,104,987
Less: Current portion of term loans	(3,666,491)	(3,632,528)	(1,104,987)

Long-term portion term loans, net of debt discount	$11,527,066	$11,880,237	$-

Schedule of future maturities
Year ending December 31,
2013	$1,465,179
2014	1,473,179
2015	2,123,179
2016	3,585,679
2017	6,865,549
Total	$15,512,765

Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of fair value derivatives assumptions and methodology
	March 31,	Year Ended December 31,
	2013	2012	2011

Implied fair value of Company’s common stock	$0.02075-9.00	$0.68755-10.00	$0.6875-10.00
Volatility (closing prices of 3-4 comparable public companies, including the Company’s historical volatility)	109-112%	56.78-112%	56.78-112%
Exercise price	$1.25-125.00	$0.2375 – 2.50	$0.2375 – 2.50
Estimated life	1.5 years	1.75 years	1.5-4 years
Risk free interest rate (based on 1-year treasury rate)	0.0260 - 0.12%	0.0266-0.12%	0.06-0.12%

Summary of transactions related to derivative liability
Derivative liability at January 1, 2010	$459,897
Decrease in fair value of derivative liability,
recognized as other income	(421,340)
Derivative liability at December 31, 2011	$38,557
Fair value of derivative
at issuance, recognized as debt discount	$193,944
Decrease in fair value of derivative liability,
recognized as other income	(198,908)
Derivative liability at December 31, 2012	$33,593
Decrease in fair value of derivative liability,
recognized as other income	(15,629)
Derivative liability at March 31, 2013	$17,964

Income Taxes (Tables)	3 Months Ended
Mar. 31, 2013
Income Taxes [Abstract]
Summary of provision for (benefit from) income taxes
	Three Months Ended March 31,		Years Ended December 31,
	2013	2012	2012	2011
Federal	$-	$-	$-	$-
State	-	-	48,232	-
Foreign	-	-	106,217	-

Total current	$-	$-	$154,449	$-

Deferred:
Federal	$(220,700)	$-	$(2,530,775)	$-
State	-	-	(270,197)	-

Total deferred	$(220,700)	$-	$(2,800,972)	$-
Total income tax benefit	$(220,700)	$-	$(2,646,523)	$-

Summary of effective tax rate differed from the U.S. federal statutory rate
	Three Months Ended March 31,		Years Ended December 31,
	2013	2012	2012	2011
	%	%	%	%
Federal tax benefit at statutory rate	(34.0)	(34.0)	(34.0)	(34.0)
Permanent differences	9.0	22.1	(6.7)	22.1
State tax benefit, net of Federal benefits	(5.0)	(1.2)	0.8	(1.2)
Other	-	-	0.3	-
Effect of foreign income taxed in rates other than the U. S. Federal statutory rate	-	-	2.8	-
Net changes in valuation allowance	-	13.1	(29.5)	13.1
Foreign tax credits	-	-	(2.8)	-

Tax benefit	(30.0)	-	(69.1)	-

Summary of deferred tax assets
	Three Months Ended March 31,		Years Ended December 31,
	2013	2012	2012	2011
Net operating loss carryforwards	$2,174,231	$3,742,000	$2,058,644	$3,421,000
Accruals and reserves	261,000	84,000	301,000	84,000
Credits	106,000	-	106,000	-

Total assets	2,541,231	3,826,000	2,465,644	3,505,000

Depreciation	(15,000)	(33,000)	(15,000)	(33,000)
Section 481 adjustment	(1,256,230)	(1,796,000)	(1,347,000)	(1,796,000)
Intangible assets	(3,423,657)		(3,478,000)
Valuation allowance	-	(1,997,000)	-	(1,676,000)

Total liabilities	(4,694,887)	(3,826,000)	(4,840,000)	(3,505,000)

Net deferred tax liabilities	$(2,153,656)	$-	$(2,374,356)	$-

Concentrations of Credit Risk (Tables)	3 Months Ended
Mar. 31, 2013
Concentrations Of Credit Risk [Abstract]
Summary of concentrations of significant customers
	Accounts
	Receivable	Revenues
Three months ended March 31, 2013 and as at March 31, 2013
Ericsson, Inc	39%	49%
Ericsson Caribbean	7%	4%
Uline	2%	4%
Verizon	3%	4%
Bartech	2%	3%

	Accounts
	Receivable	Revenues
Three months ended March 31, 2012 and as at March 31, 2012
ABSS	0%	30%
Verizon	24%	24%
Alpha Technologies Services	25%	12%
Hotwire Communications	14%	8%
South West Florida Works	10%	6%

	Accounts Receivable	Revenues
Year ended December 31, 2012 and as at December 31, 2012
C2 Utility	10%	4%
Ericsson Caribbean	11%	5%
Verizon Communications, Inc.	3%	7%
Nexlink	0%	14%
Ericsson, Inc.	33%	33%

	Accounts Receivable	Revenues
Year ended December 31, 2011 and as at December 31, 2011
Danella Construction Corp. of FL, Inc.	4%	17%
Alpha Technologies Services	8%	1%
Verizon Communications, Inc.	48%	56%
Hotwire Communications	5%	4%
Miami-Dade County ETSD	1%	5%
Miami Dade County Public Schools	28%	4%

Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies [Abstract]
Summary of future minimum lease obligation
Years Ended December 31,	Future Minimum Lease Payments
2013	$197,397
2014	133,214
2015	121,655
2016	66,000
Total	$518,266

Redeemable Preferred Stock (Tables)	3 Months Ended
Mar. 31, 2013
Preferred Stock [Abstract]
Summary of the transactions related to the Company's Preferred Stock

	Common Stock		Series B		Series C		Series D		Series E		Series F		Series H		Series I
	Shares	$	Shares	$	Shares	$	Shares	$	Shares	$	Shares	$	Shares	$	Shares	$
Balance January 1, 2011
Issuance in settlement of debt obligation	-	-	-	-	-	-	608	$605,872	-	-	-	-	-	-	-	-
Issuance pursuant to private placement	-	$-	15,000	$15,000	-	-	-	-	-	-	-	-	-	-	-	-
Balance December 31, 2011	-	$-	15,000	$15,000	-	$-	608	$605,872	-	$-	-	$-	-	$-	-	$-
Issuance pursuant to private placement	-	-	16,021	1,585,000	1,500	1,500,000	-	-	2,575	2,575,000	-	-	1,425	1,425,000	-	-
Issuance pursuant to unpaid 2012 salary	-	-	-	-	-	-	400	352,344	-	-	-	-	-	-	-	-
Issuance from conversion of debt and interest	-	-	6,479	616,760	-	-	-	-	-	-	-	-	-	-	-	-
Conversion of Series E shares into Series B shares	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Conversion of Preferred stock into common shares	-	-	-	-	-	-	(400)	(352,344)	-	-	-	-	-	-	-	-
Issuance pursuant to private acquisition	40,000	499,921	-	-	-	-	-	-	-	-	3,575	3,575,000	-	-	4,500	4,187,151
Balance December 31, 2012	40,000	$499,921	37,500	$2,216,760	1,500	$1,500,000	608	$605,872	2,575	$2,575,000	3,575	$3,575,000	1,425	$1,425,000	4,500	$4,187,151

Issuance pursuant to private placement	-	-	-	-	-	-	-	-	300	300,000	-	-	-	-	-	-
Conversion of preferred shares into common shares	-	-	-	-	-	-	(566)	(565,660)	-	-	-	-	-	-	-	-

Balance March 31, 2013	40,000	$499,921	37,500	$2,216,760	1,500	$1,500,000	42	$40,212	2,875	$2,875,000	3,575	$3,575,000	1,425	$1,425,000	4,500	$4,187,151

Preferred Dividends (Tables)	3 Months Ended
Mar. 31, 2013
Preferred Dividends [Abstract]
Dividends on Preferred Stock
Preferred Dividends
 December 31,2012

	Preferred	Annual
	Shares	Dividend	Accrual	Accrued
	Outstanding	Rate	Period	Dividends
Series C Preferred Stock	1,500	*	January - December	$175,450
Series D Preferred Stock	608	10%	January - December	61,340
Series E Preferred Stock	2,575	12%	September - December	82,675
Series F Preferred Stock	4,150	12%	September - December	145,250
Series H Preferred Stock	1,425	**	October - December	378,500

Total				$843,215

*   The stated dividend rate is 10%, however if the dividends are not paid, the dividend rate becomes 12%.
** Dividends accrue on the Series H Preferred Stock at the rate of 10% per month for a maximum amount of dividends equal to 150% of the stated amount.

Preferred Dividends
Three months Ended March 31, 2013

	Preferred	Annual
	Shares	Dividend	Accrual	Accrued
	Outstanding	Rate	Period	Dividends
Series C Preferred Stock	1,500	*	January - March	$44,384
Series D Preferred Stock	42	10%	January - March	5,111
Series E Preferred Stock	2,875	12%	January - March	81,600
Series F Preferred Stock	4,150	12%	January - March	120,805
Series H Preferred Stock	1,425	**	January - March	339,185

Total				$591,085

*   The stated dividend rate is 10%, however if the dividends are not paid, the dividend rate becomes 12%.
** Dividends accrue on the Series H Preferred Stock at the rate of 10% per month for a maximum amount of dividends equal to 150% of the stated amount.

Related Parties (Tables)	3 Months Ended
Mar. 31, 2013
Related Parties [Abstract]
Components of loans from related parties
	March 31,	December 31,
	2013	2012	2011

Principal shareholders of the Company, unsecured, non-interest bearing, due on demand	$-	$-	$1,635
Promissory notes, 30% interest, maturing in June 2013, unsecured	575,000	350,000	825,761
Promissory note with company under common ownership by former owner of Tropical, 9.75% interest, monthly payments of interest only of $1,007, unsecured and personally guaranteed by officer, due November 2016	105,694	105,694	110,293

Former owner of ERFS, unsecured, non-interest bearing, due on demand	-	8,700	-

Former owners of RM Leasing, unsecured, non-interest bearing, due on demand	19,398	19,402	3,729
	700,092	483,796	941,418
Less: current portion of debt	(594,398)	(378,102)	(5,364)
Long term portion of notes payable, related parties	$105,694	$105,694	$936,054

Description of Business (Details) (USD $)	3 Months Ended	12 Months Ended				0 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 01, 2011	Aug. 01, 2008	Jan. 14, 2010 Digital Comm, Inc. [Member]	Sep. 13, 2012 Digital Comm, Inc. [Member]	Dec. 31, 2011 Rives-Monteiro Engineering LLC [Member]	Dec. 31, 2011 Rives-Monteiro Leasing, LLC [Member]	Dec. 29, 2011 Rives-Monteiro Leasing, LLC [Member]	Dec. 17, 2012 ERFS [Member]
Description of Business (Textual)
Exchange shares of Genesis		40,000	68,000			50,000,000
Percentage of outstanding shares of common stock sold							60.00%
Equity method investment, ownership percentage								49.00%	100.00%	100.00%	100.00%
Percentage of equity interest company has option to purchase for nominal sum at any time								51.00%
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Increase authorized share of common stock	500,000,000	500,000,000	500,000,000		500,000,000
Preferred stock, par value		$ 0.0001			$ 0.0001
Increased authorized shares of preferred stock in August 1, 2008		50,000,000		50,000,000	50,000,000
Reverse stock split	1-for-125.
Percentage of retained outstanding stock	40.00%	40.00%

Restatement (Details) (USD $)	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating expenses
Depreciation and amortization	$ 197,610	$ 80,478	$ 40,524	$ 29,730	$ 70,254	$ 151,002	$ 348,172	$ 39,229
Salaries and wages	1,661,769	376,342		453,829	30,000	406,342	3,802,158	5,053,600	3,174,374
Total operating expenses	3,030,145	1,074,120	697,984	914,389	1,635,752	3,525,889	7,938,345	6,343,931	3,801,074
Other income (expenses)
Change in fair value of derivative instruments	15,629	(130)		(780)		0	198,908	421,340
Gain (loss) from deconsolidation of Digital		582,036				582,036	453,514
Goodwill impairment
Interest expense	(1,336,579)	(723,675)	(262,929)	(61,330)	(341,980)	(1,118,654)	(1,699,746)	(1,443,229)	(426,178)
Total other income (expenses)	(1,320,950)	(194,808)	(263,416)	(62,110)	(319,869)	(514,637)	(1,097,863)	(1,021,889)	(49,390)
Net loss	(494,765)	(794,738)	(499,177)	(316,093)	(815,270)	(1,609,968)	(1,213,199)	(6,404,628)	(3,900,406)
Net (income) loss attributable to non-controlling interest	34,982	16,163	11,897	5,051	16,948	66,222	(16,448)
Net loss attributable to InterCloud Systems, Inc.	(459,783)	(794,738)	(499,177)	(316,093)	(815,270)	(1,609,968)	(1,229,647)	(6,404,628)	(3,900,406)
Less dividends on Series C, D, E, F and H Preferred Stock	591,085	(52,999)	(35,236)	(17,722)	(52,958)	(105,957)	843,215
Net Loss attributable to InterCloud Systems, Inc common stockholders	(1,050,868)	(847,737)	(534,413)	(333,815)	(868,228)	(1,715,925)	(2,072,862)	(6,404,628)
As Previously Reported [Member]
Operating expenses
Depreciation and amortization		41,434	25,002	14,208	39,210	80,644
Salaries and wages		223,998	200,000	180,000	380,000	603,998		5,853,600	1,574,374
Total operating expenses		882,462	882,462	1,048,867	1,954,708	3,653,187		8,994,949	3,203,855
Other income (expenses)
Change in fair value of derivative instruments		(360,868)				(360,738)		458,754
Gain (loss) from deconsolidation of Digital		(880,393)				(880,393)
Goodwill impairment								(437,000)
Interest expense		(723,675)	(287,120)	(289,223)	(594,064)	(1,370,738)		(1,240,457)	(267,368)
Total other income (expenses)		(2,017,975)	(287,607)	(290,003)	(571,953)	(2,589,888)		(1,218,703)	109,420
Net loss		(2,426,247)	(707,846)	(678,464)	(1,386,310)	(3,812,517)		(7,401,442)	(2,141,596)
Net (income) loss attributable to non-controlling interest		16,163	11,897	5,051	16,948	33,111
Net loss attributable to InterCloud Systems, Inc.		(2,426,247)	(707,846)	(678,464)	(1,386,310)	(3,812,517)		(7,401,442)	(2,141,596)
Less dividends on Series C, D, E, F and H Preferred Stock		(52,999)	(35,236)	(17,722)	(52,958)	(105,957)
Net Loss attributable to InterCloud Systems, Inc common stockholders		(2,479,246)	(743,082)	(696,186)	(1,439,268)	(3,918,474)
Adjustments [Member]
Operating expenses
Depreciation and amortization		39,314	15,522	15,522	31,044	70,358
Salaries and wages		152,344	(200,000)	(150,000)	(350,000)	(197,656)		(800,000)	1,600,000
Total operating expenses		191,658	(184,478)	(134,478)	(318,956)	(127,298)		(2,651,018)	597,219
Other income (expenses)
Change in fair value of derivative instruments		360,738				360,738		(37,414)
Gain (loss) from deconsolidation of Digital		1,462,429				1,462,429
Goodwill impairment								437,000
Interest expense			24,191	227,893	252,084	252,084		(202,772)	(158,810)
Total other income (expenses)		1,823,167	24,191	227,893	252,084	2,075,251		196,814	(158,810)
Net loss		1,631,509	208,669	362,371	571,040	2,202,549		996,814	(1,758,810)
Net (income) loss attributable to non-controlling interest						33,111
Net loss attributable to InterCloud Systems, Inc.		1,631,509	208,669	362,371	571,040	2,202,549		996,814	(1,758,810)
Less dividends on Series C, D, E, F and H Preferred Stock
Net Loss attributable to InterCloud Systems, Inc common stockholders		$ 1,631,509	$ 208,669	$ 362,371	$ 571,040	$ 2,202,549

Restatement (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jan. 02, 2011	Dec. 31, 2010
Current assets
Deferred loan costs	$ 308,047	$ 298,517	$ 293,635
Total current assets	11,608,425	10,183,971	8,249,723	673,114	747,503	456,585
Goodwill and Intangible assets, net			18,745,436
Goodwill	20,561,980	20,561,980				343,986
Intangible assets, net	8,946,011	9,105,843		1,195,573	1,211,095	802,131
Note receivable - related party
Investment in Digital
Deferred loan costs, net of current portion	1,446,848	1,528,262	1,499,601
Total assets	43,043,459	41,866,243	28,952,939	2,570,215	2,579,419	2,245,545
Current liabilities
Accounts payable	5,657,916	4,164,464	1,450,170	853,687	647,724	991,302
Contingent consideration	4,519,307	4,624,367	2,522,465	141,607	141,607	141,607
Term loans, current portion	3,666,491	3,632,528				1,104,987		286,933
Total current liabilities	14,961,336	13,410,481	9,044,938	3,218,623	1,742,743	2,357,618		1,145,695
Other Liabilities
Long-term portion term loans, net of debt discount	132,301	207,831	12,156,056			698,289
Warrant derivatives	17,964	33,593	232,501	38,427	39,337	38,557
Total other liabilities	13,936,681	14,601,711	12,832,944	550,180	1,879,423	1,672,900
Total redeemable common and preferred stock	16,319,044	16,584,704	11,208,969	2,082,622	1,724,711	620,872
Stockholders' equity (deficit)
Preferred stock		200				200
Additional paid-in capital	10,738,387	9,095,366	6,512,541	7,820,048	7,783,223	7,871,227		2,573,457
Accumulated deficit	(13,506,651)	(12,455,783)	(10,740,847)	(11,233,064)	(10,676,775)	(10,382,921)		(3,978,293)
Total Intercloud Systems, Inc., stockholders deficit	(2,767,984)	(3,360,017)				(2,511,367)		(1,404,751)
Total stockholders' deficit	(2,731,535)	(3,288,586)	(4,133,912)	(3,281,210)	(2,767,008)	(2,405,845)	(1,404,790)	(1,404,790)
Total liabilities, non-controlling interest and stockholders' deficit	43,043,459	41,866,243	28,952,939	2,570,215	2,579,419	2,245,545		430,383
As Previously Reported [Member]
Current assets
Deferred loan costs			1,823,465	30,229	54,420	53,848
Total current assets			9,779,553	703,343	801,923	510,433
Goodwill and Intangible assets, net			15,731,611
Goodwill						636,736
Intangible assets, net				717,236	717,236
Note receivable - related party			125,000
Investment in Digital			83,333
Deferred loan costs, net of current portion
Total assets			26,177,676	2,122,107	2,139,980	1,790,012
Current liabilities
Accounts payable			1,250,170	653,687	447,724	791,302
Contingent consideration
Term loans, current portion						876,522		509,268
Total current liabilities			6,322,473	2,877,016	1,401,136	1,787,547		1,368,030
Other Liabilities
Long-term portion term loans, net of debt discount			12,350,000
Warrant derivatives			361,881	1,013	1,923	1,143
Total other liabilities			12,962,324	512,766	1,842,009	1,635,486
Total redeemable common and preferred stock			6,734,063	326,750	318,389	15,000
Stockholders' equity (deficit)
Additional paid-in capital			13,664,000	9,355,272	8,768,447	7,850,944		581,800
Accumulated deficit			(13,599,948)	(11,082,070)	(10,317,112)	(9,620,926)		(2,219,483)
Total Intercloud Systems, Inc., stockholders deficit						(1,648,021)		(1,627,086)
Total stockholders' deficit			158,816	(1,594,425)	(2,767,008)		(1,627,086)	(1,627,086)
Total liabilities, non-controlling interest and stockholders' deficit			26,177,676	2,122,107	2,139,980	1,790,012		430,383
Adjustments [Member]
Current assets
Deferred loan costs			(1,529,830)	(30,229)	(54,420)	(53,848)
Total current assets			(1,529,830)	(30,229)	(54,420)	(53,848)
Goodwill and Intangible assets, net			3,013,825
Goodwill						(292,750)
Intangible assets, net				478,337	493,859	802,131
Note receivable - related party			(125,000)
Investment in Digital			(83,333)
Deferred loan costs, net of current portion			1,499,601
Total assets			2,775,263	448,108	439,439	455,533
Current liabilities
Accounts payable			200,000	200,000	200,000	200,000
Contingent consideration			2,522,465	141,607	141,607	141,607
Term loans, current portion						228,465		(222,335)
Total current liabilities			2,722,465	341,607	341,607	570,071		(222,335)
Other Liabilities
Long-term portion term loans, net of debt discount			(193,944)
Warrant derivatives			(129,380)	37,414	37,414	37,414
Total other liabilities			(129,380)	37,414	37,414	37,414
Total redeemable common and preferred stock			4,474,906	1,755,872	1,405,872	605,872
Stockholders' equity (deficit)
Additional paid-in capital			(7,151,459)	(1,535,224)	(985,224)	20,283		1,991,657
Accumulated deficit			2,859,101	(150,994)	(359,663)	(761,995)		(1,758,810)
Total Intercloud Systems, Inc., stockholders deficit						(757,824)		222,335
Total stockholders' deficit			(4,292,728)	(1,686,785)	(1,345,454)		222,335	222,335
Total liabilities, non-controlling interest and stockholders' deficit			2,775,263	448,108	439,439	455,533
Series A Preferred Stock [Member]
Other Liabilities
Total redeemable common and preferred stock
Stockholders' equity (deficit)
Preferred stock			200
Total stockholders' deficit		200				200
Series A Preferred Stock [Member] | As Previously Reported [Member]
Other Liabilities
Total redeemable common and preferred stock			200,000
Stockholders' equity (deficit)
Preferred stock
Series A Preferred Stock [Member] | Adjustments [Member]
Other Liabilities
Total redeemable common and preferred stock			(200,000)
Stockholders' equity (deficit)
Preferred stock			200
Series B Preferred Stock [Member]
Other Liabilities
Total redeemable common and preferred stock			1,342,279
Series B Preferred Stock [Member] | As Previously Reported [Member]
Other Liabilities
Total redeemable common and preferred stock			384,063
Series B Preferred Stock [Member] | Adjustments [Member]
Other Liabilities
Total redeemable common and preferred stock			958,216
Series C Preferred Stock [Member]
Other Liabilities
Total redeemable common and preferred stock				1,150,000	800,000
Stockholders' equity (deficit)
Preferred stock
Series C Preferred Stock [Member] | As Previously Reported [Member]
Other Liabilities
Total redeemable common and preferred stock
Stockholders' equity (deficit)
Preferred stock				1	1
Series C Preferred Stock [Member] | Adjustments [Member]
Other Liabilities
Total redeemable common and preferred stock				1,150,000	800,000
Stockholders' equity (deficit)
Preferred stock				(1)	(1)
Series D Preferred Stock [Member]
Other Liabilities
Total redeemable common and preferred stock	40,212	605,872	1,491,690	605,872	605,872	605,872
Stockholders' equity (deficit)
Preferred stock
Series D Preferred Stock [Member] | As Previously Reported [Member]
Other Liabilities
Total redeemable common and preferred stock
Stockholders' equity (deficit)
Preferred stock			566	566	566	566,000
Series D Preferred Stock [Member] | Adjustments [Member]
Other Liabilities
Total redeemable common and preferred stock			1,491,690	605,872	605,872	605,872
Stockholders' equity (deficit)
Preferred stock			(566)	(566)	(566)	(566,000)
Series E Preferred Stock [Member]
Other Liabilities
Total redeemable common and preferred stock			2,225,000
Stockholders' equity (deficit)
Preferred stock
Series E Preferred Stock [Member] | As Previously Reported [Member]
Other Liabilities
Total redeemable common and preferred stock
Stockholders' equity (deficit)
Preferred stock			4
Series E Preferred Stock [Member] | Adjustments [Member]
Other Liabilities
Total redeemable common and preferred stock			2,225,000
Stockholders' equity (deficit)
Preferred stock			(4)
Series F Preferred Stock [Member]
Other Liabilities
Total redeemable common and preferred stock			4,150,000
Series F Preferred Stock [Member] | As Previously Reported [Member]
Other Liabilities
Total redeemable common and preferred stock			4,150,000
Series F Preferred Stock [Member] | Adjustments [Member]
Other Liabilities
Total redeemable common and preferred stock

Restatement (Details Textual) (USD $)	0 Months Ended	1 Months Ended		3 Months Ended				9 Months Ended	12 Months Ended							12 Months Ended					3 Months Ended	9 Months Ended				3 Months Ended	9 Months Ended					1 Months Ended	3 Months Ended						12 Months Ended					0 Months Ended	3 Months Ended		1 Months Ended			3 Months Ended
	Aug. 06, 2010	Aug. 31, 2010	Jan. 31, 2010	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 22, 2013	Jan. 31, 2013	Sep. 13, 2012	Sep. 30, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Uta Capital Agreement [Member]	Sep. 30, 2012 Loan and Security Agreement [Member]	Sep. 17, 2012 Loan and Security Agreement [Member]	Sep. 30, 2012 As Previously Reported [Member]	Sep. 30, 2012 As Previously Reported [Member]	Jun. 30, 2012 As Previously Reported [Member]	Mar. 31, 2012 As Previously Reported [Member]	Dec. 31, 2011 As Previously Reported [Member]	Sep. 30, 2012 Restatement Adjustment [Member]	Sep. 30, 2012 Restatement Adjustment [Member]	Jun. 30, 2012 Restatement Adjustment [Member]	Mar. 31, 2012 Restatement Adjustment [Member]	Dec. 31, 2011 Restatement Adjustment [Member]	Dec. 31, 2011 Restatement Adjustment [Member] Uta Capital Agreement [Member]	Sep. 30, 2012 Subsidiary [Member]	Sep. 30, 2012 Subsidiary [Member]	Sep. 13, 2012 Subsidiary [Member]	Dec. 31, 2012 TNS [Member]	Sep. 17, 2012 TNS [Member]	Dec. 31, 2012 ADEX Entities [Member]	Sep. 17, 2012 ADEX Entities [Member]	Dec. 31, 2012 ERFS [Member]	Dec. 31, 2011 ERFS [Member]	Dec. 31, 2012 Tropical [Member]	Dec. 31, 2012 RM Engineering [Member]	Dec. 31, 2011 RM Engineering [Member]	Aug. 06, 2010 UTA Capital LLC [Member]	Mar. 31, 2012 UTA Capital LLC [Member]	Sep. 17, 2012 UTA Capital LLC [Member]	Feb. 14, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements One [Member]	Dec. 31, 2010 UTA Capital LLC [Member] Loan Extension and Modification Agreements One [Member]	Dec. 31, 2011 UTA Capital LLC [Member] Restatement Adjustment [Member]	Sep. 30, 2012 Series A Preferred Stock [Member]	Mar. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Sep. 30, 2012 Series A Preferred Stock [Member] As Previously Reported [Member]	Sep. 30, 2012 Series A Preferred Stock [Member] Restatement Adjustment [Member]	Mar. 31, 2013 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Sep. 30, 2012 Series D Preferred Stock [Member]	Jun. 30, 2012 Series D Preferred Stock [Member]	Mar. 31, 2012 Series D Preferred Stock [Member]	Jan. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Sep. 30, 2012 Series D Preferred Stock [Member] As Previously Reported [Member]	Jun. 30, 2012 Series D Preferred Stock [Member] As Previously Reported [Member]	Mar. 31, 2012 Series D Preferred Stock [Member] As Previously Reported [Member]	Dec. 31, 2011 Series D Preferred Stock [Member] As Previously Reported [Member]	Sep. 30, 2012 Series D Preferred Stock [Member] Restatement Adjustment [Member]	Jun. 30, 2012 Series D Preferred Stock [Member] Restatement Adjustment [Member]	Mar. 31, 2012 Series D Preferred Stock [Member] Restatement Adjustment [Member]	Dec. 31, 2011 Series D Preferred Stock [Member] Restatement Adjustment [Member]
Restatement (Textual)
Preferred stock, shares issued																																																			0	2,000,000	2,000,000								200
Deferred loan costs				$ 308,047	$ 293,635			$ 293,635	$ 298,517												$ 1,823,465	$ 1,823,465	$ 30,229	$ 54,420	$ 53,848	$ (1,529,830)	$ (1,529,830)	$ (30,229)	$ (54,420)	$ (53,848)
Preferred stock									200	200																																								200					200								566	566	566	566,000	(566)	(566)	(566)	(566,000)
Consideration provided to lenders as deferred loan costs										53,848
Useful life of intangible assets																2 years	10 years
Total temporary equity				16,319,044	11,208,969	2,082,622	1,724,711	11,208,969	16,584,704	620,872											6,734,063	6,734,063	326,750	318,389	15,000	4,474,906	4,474,906	1,755,872	1,405,872	605,872																								200,000	(200,000)	40,212	605,872	1,491,690	605,872	605,872		605,872					1,491,690	605,872	605,872	605,872
Preferred stock, redemption amount																																																										605,872	605,872	605,872
Change in preferred stock value																																																		199,800
Notes payable																																																775,000
Extended original maturity date of the note																																															August 6, 2011 to September 30, 2011
Number of shares granted or issued																																															10,257
Number of shares granted or issued, Value																																															153,850
Additional shares granted to satisfy a certain covenant																																															4,000
Percentage of outstanding shares of common stock sold																																		60.00%
Promissory notes issued in consideration of shares by former president					125,000			125,000																										125,000
Gain on deconsolidation																																		880,000																				528,000
Loss due to write off receivable					880,393																												880,393
Remaining investment in Digital at disposition					83,333			83,333																										83,333
Contribution to additional paid in capital on disposition					1,586,919			1,586,919																										1,586,919
Gain (loss) from deconsolidation of Digital					582,036			582,036	453,514												(880,393)	(880,393)				1,462,429	1,462,429					582,036
Impairment of promissory note					0
Amount of term loan																			13,000,000
Maximum Percentage of common stock issued to lender warrants																			10.00%
Write off of investment of company in Digital and former president					125,000																											125,000
Overstatement amount of additional paid in capital																																1,586,919
Changes in outstanding debt in agreement amendment																		Greater than 10% of the Outstanding debt.
Amount of debt discount																															504,648																		509,849
Amount of debt discount on unamortized deferred loan																															153,850																		153,850
Unamortized deferred loan costs																															53,848
Goodwill and Intangible assets, net					18,745,436			18,745,436													15,731,611	15,731,611				3,013,825	3,013,825								505,631		2,200,791				458,331	51,050
Contingent consideration to be paid																																			259,550		2,123,210				15,320	127,385
Interest expense																																													214,431
Derivative value of warrants recorded as derivative liability																				360,738
Recomputed amount of derivative liability																				193,944
Interest costs capitalized							13,462
Fair value of common stock shares to one of officer			2,400,000		200,000	200,000	150,000	550,000		800,000	800,000
Issued common stock shares to one of officer			4,000,000							2,000,000
Compensation expense previously recognized over the related employment contract			2,400,000
Related employment contract service period			3 years
Salaries and wages understated					352,344						1,600,000
Salaries and wages overstated					200,000	200,000	150,000			800,000
Warrants issued to purchase common stock	167,619	167,619																																										167,619
Number of shares issuable	167,619											749,542																																		208,759
Exercise price of warrants	18.75	18.75		18.75					1.25		18.75																									12.5							37.5
Notes payable overstated		381,145								228,465	381,145
Additional paid in capital understated		381,145			381,145	381,145	381,145			381,145	381,145
Interest expense understated										162,810	158,810
Overstatement of interest expense due to amortization of debt of discount									261,876	40,000
Net decrease of its additional paid-in capital										301,876
Understated derivative liability						37,414	37,414			37,414
Series D preferred stock issued in consideration for officer compensation					352,344					200,000
Series D preferred stock issued in consideration for officer compensation, Shares					400
Amortization expenses of intangible assets				159,832	39,314	15,922	15,922		235,091	0																													597,375	597,375
Increased acquisition note payable									141,607
Decreased Impairment of Goodwill									437,000
Increased Additional Paid in Capital									69,226
Increased Carrying Value of Goodwill and Other Intangible Assets									509,381
Original principal amount of debt instrument				210,000									27,500	125,000	180,000																							2,378,668
Stock compensation expense				$ 157,100						$ 200,000

Summary of Significant Accounting Policies (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of anti-dilutive common shares outstanding
Antidilutive securities	54,583,934	4,125,665	50,256,894	2,346,138
Series A Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities		160,000	160,000	160,000
Series B Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	22,785,208	1,323,553	18,080,050	723,208
Series C Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	17,088,906	1,093,845	13,560,038
Series D Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	13,407	673,191	194,560	884,364
Series E Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	5,623,583		5,119,460
Series F Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	1,383,333		1,047,317
Series H Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	2,576,519		2,345,548
Series I Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	1,500,000		1,135,647
Warrants [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	3,612,978	875,076	8,614,274	578,566

Summary of Significant Accounting Policies (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Summary of fair value of financial instruments
Warrant derivatives	$ 17,964	$ 33,593	$ 232,501	$ 38,427	$ 39,337	$ 38,557
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Summary of fair value of financial instruments
Warrant derivatives
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Summary of fair value of financial instruments
Warrant derivatives
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Summary of fair value of financial instruments
Warrant derivatives	$ 17,964	$ 33,593				$ 38,557

Summary of Significant Accounting Policies (Details 2) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Liabilities:
Warrant derivatives	$ 17,964	$ 33,593	$ 232,501	$ 38,427	$ 39,337	$ 38,557
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Warrant derivatives
Contingent consideration
Total liabilities at fair value
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Warrant derivatives
Contingent consideration
Total liabilities at fair value
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Warrant derivatives	17,964	33,593				38,557
Contingent consideration	4,519,307	4,624,367				141,607
Total liabilities at fair value	$ 4,537,271	$ 4,657,960				$ 180,164

Summary of Significant Accounting Policies (Details 3) (USD $)	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of changes in fair value of our Level 3 financial instruments
Beginning Balance	$ 4,657,960		$ 180,164	$ 180,164	$ 180,164	$ 459,897
Change in fair value of derivative instruments	(15,629)	130	780	0	(198,908)	(421,340)
Warrant derivatives fair value on date of issuance					193,944
Fair value of contingent consideration recorded at date of acquisition					4,482,760	141,607
Change in fair value of contingent consideration	(105,060)
Balance	$ 4,537,271				$ 4,657,960	$ 180,164

Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended													3 Months Ended	12 Months Ended					12 Months Ended				3 Months Ended	12 Months Ended
	Mar. 31, 2013 Segment	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012 Segment	Dec. 31, 2011	Jan. 31, 2013	Dec. 31, 2010	Aug. 01, 2008	Nov. 16, 2012 2012 Equity Incentive Plan [Member]	Nov. 16, 2012 Employee Stock Purchase Plan [Member]	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Mar. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Mar. 31, 2013 RM Engineering [Member]	Dec. 31, 2012 RM Engineering [Member]	Dec. 31, 2011 RM Engineering [Member]	Dec. 31, 2011 Rives-Monteiro Leasing, LLC [Member]	Dec. 29, 2011 Rives-Monteiro Leasing, LLC [Member]	Dec. 17, 2012 ERFS [Member]	Dec. 31, 2012 Vehicles [Member]	Dec. 31, 2012 Equipment [Member]	Dec. 31, 2012 Small Tools [Member]	Dec. 31, 2012 Computer Equipment [Member]	Mar. 31, 2013 Digital Comm, Inc. [Member]	Dec. 31, 2012 Digital Comm, Inc. [Member]	Sep. 13, 2012 Digital Comm, Inc. [Member]	Jan. 14, 2010 Digital Comm, Inc. [Member]
Summary of Significant Accounting Policies (Textual)
Acquisition of all outstanding shares of 'Digital Comm' in exchange of common stock																																	50,000,000
Percentage of outstanding shares of common stock sold																																60.00%
Equity method investment, ownership percentage																						49.00%	100.00%	100.00%	100.00%						40.00%	100.00%
Percentage of equity interest company has option to purchase for nominal sum at any time																						51.00%
Increase in assets due to consolidation of subsidiary																					$ 848,433	$ 889,112
Increase in liabilities due to consolidation of subsidiary																					362,087	313,346
Increase in net revenue due to consolidation of subsidiary																					2,600,000	0
Increase in net income due to consolidation of subsidiary																					26,147	0
Income loss liability by noncontrolling owner																					49.00%
Property and equipment estimated useful lives																										3 to 7 years	5 to 7 years	5 years	3 years
Percentage of ownership after sale of stock transaction																														40.00%	40.00%
Percentage of debt guarantee by owner																				51.00%	51.00%
Remaining percentage of entity acquired by exercise of call option																				51.00%	51.00%
Absorbs losses percentage																				49.00%	49.00%
Percentage of ownership for involving or conducting entity's activity on behalf of entity																				51.00%	51.00%
Implied fair value of company's common stock	$ 3.35						$ 2.57		$ 5					$ 0.003	$ 0.003	$ 0.6875	$ 0.02	$ 0.02	$ 10
Number of shares authorized for issuance for compensation												2,000,000	500,000
Shares limit percentage of number of outstanding shares												4.00%	1.00%
Shares limit number of outstanding shares												2,000,000	500,000
Net loss	(1,050,868)	(847,737)	(534,413)	(333,815)	(868,228)	(1,715,925)	(2,072,862)	(6,404,628)
Working capital deficit	3,400,000						3,200,000
Total indebtedness	21,500,000						21,200,000
Increase authorized share of common stock	500,000,000						500,000,000	500,000,000			500,000,000
Derivative, gain on derivative	15,629
New class of preferred stock authorized shares											50,000,000
Preferred stock, par value							$ 0.0001				$ 0.0001
Percentage of retained outstanding stock	40.00%						40.00%
Accumulated deficit	(13,506,651)	(10,740,847)	(11,233,064)	(10,676,775)	(11,233,064)	(10,740,847)	(12,455,783)	(10,382,921)		(3,978,293)
Number of reportable segments	1						1
Number of Operating Segments	1						1
Period of contracted services provided by company	Generally provided within a month. Occasionally, the services may be provided over a period of up to four months.						Generally, services provided within a month and cccasionally, the services may be provided over a period of up to four months.
Allowance for doubtful accounts	458,860						522,297	1,444
Amortization of deferred loan cost	71,884			0			144,264	592,008
Fair value of debt	$ 21,500,000						$ 21,200,000	$ 3,000,000

Acquisition and Deconsolidation of Subsidiary (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 TNS [Member]	Sep. 17, 2012 TNS [Member]	Dec. 31, 2012 ADEX Entities [Member]	Sep. 17, 2012 ADEX Entities [Member]	Dec. 31, 2012 ERFS [Member]	Dec. 17, 2012 ERFS [Member]	Mar. 31, 2013 Tropical [Member]	Dec. 31, 2011 Tropical [Member]	Mar. 31, 2013 RM Engineering [Member]	Dec. 31, 2011 RM Engineering [Member]
Calculation for the final price of the acquisition
Cash				$ 700,000	$ 700,000	$ 12,819,594	$ 12,819,594						$ 101,998
Promissory Notes						2,378,668							200,000
Contingent consideration/working capital adjustment				259,550	259,550	2,123,210		2,100,000	2,100,000	0	15,320	36,547	126,287
Preferred Stock, based on OPM				4,026,822				4,187,151
Common Stock, based on trading price				500,000							55,360		22,860
Non-controlling interest	(36,449)	(71,431)	(105,522)										105,522
Total Allocation of Purchase Consideration				$ 5,486,372	$ 5,486,372	$ 17,321,472	$ 17,321,472	$ 6,287,151	$ 6,287,151		$ 70,680		$ 555,767

Acquisition and Deconsolidation of Subsidiary (Details 1) (USD $)	Dec. 31, 2012 TNS [Member]	Sep. 17, 2012 TNS [Member]	Dec. 31, 2012 ADEX Entities [Member]	Sep. 17, 2012 ADEX Entities [Member]	Dec. 31, 2012 ERFS [Member]	Dec. 17, 2012 ERFS [Member]	Dec. 31, 2011 Tropical [Member]	Dec. 31, 2011 RME [Member]
Allocation of final purchase price to assets and liabilities
Current assets	$ 474,732		$ 5,801,858		$ 798,135		$ 138,001	$ 63,900
Goodwill	4,002,654		10,474,212		5,741,128		174,746	169,240
Intangible assets:
Customer list/relationships	1,790,048		3,309,143				162,016	452,092
URL's	2,552		2,552				2,552	2,552
Tradenames	347,182		2,888,382				47,555	131,443
Non-competes	79,670		116,047				1,368	2,553
Property and equipment	14,224		75,849		185,271		11,576	47,333
Deposits			12,227		63,493		11,606
Current liabilities	(254,807)		(1,053,398)		(349,750)		(144,371)	(101,896)
Notes payable-bank					(92,259)		(221,373)	(207,722)
Notes payable-related party					(8,700)		(112,996)	(3,728)
Notes payable - other					(50,167)
Long-term deferred tax liability	(969,883)		(4,305,400)
Total Allocation of Purchase Consideration	$ 5,486,372	$ 5,486,372	$ 17,321,472	$ 17,321,472	$ 6,287,151	$ 6,287,151	$ 70,680	$ 555,767

Acquisition and Deconsolidation of Subsidiary (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unaudited proforma results of operations
Revenue	$ 45,010,501	$ 50,209,085
Net Loss	$ (4,067,970)	$ (6,504,581)
Basic and fully diluted earnings per share	$ (2.62)	$ (6.48)

Acquisition and Deconsolidation of Subsidiary (Details 3) (USD $)	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business acquisition financial information
Revenues	$ 12,401,933			$ 1,520,035			$ 17,235,585	$ 2,812,210
Net Loss	(459,783)	(794,738)	(499,177)	(316,093)	(815,270)	(1,609,968)	(1,229,647)	(6,404,628)	(3,900,406)
RME [Member]
Business acquisition financial information
Revenues								2,651,711
Net Loss								26,147
RML [Member]
Business acquisition financial information
Revenues							1,042,367
Net Loss							17,594
Tropical [Member]
Business acquisition financial information
Revenues								2,284,321
Net Loss								(466,033)
ADEX Entities [Member]
Business acquisition financial information
Revenues							10,577,197
Net Loss							807,832
TNS [Member]
Business acquisition financial information
Revenues							1,042,367
Net Loss							78,404
ERFS [Member]
Business acquisition financial information
Revenues							146,036
Net Loss							$ 46,598

Acquisition and Deconsolidation of Subsidiary (Details 4) (Digital Communications [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 12, 2012	Dec. 31, 2011
Digital Communications [Member]
Summary of results of operations of Digital
Revenue	$ 1,691,956	$ 2,443,441
Gross Margin	139,675	666,756
Loss from operations	(473,918)	(455,875)
Interest expense	(251,412)	(157,383)
Net loss	(725,330)	(613,258)
Summary of results of balance sheet of Digital
Current asset	605,332	435,559
Total assets	883,157	717,136
Total liabilities	2,266,640	1,425,290
Stockholder's deficit	$ (1,433,483)	$ (708,154)

Acquisition and Deconsolidation of Subsidiary (Details Textual) (USD $)	3 Months Ended				12 Months Ended									0 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended					0 Months Ended		12 Months Ended						0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended					12 Months Ended								3 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2013	Sep. 13, 2012	Sep. 30, 2011	Jan. 02, 2011	Dec. 31, 2010	Aug. 31, 2010	Aug. 06, 2010	Sep. 13, 2012 Digital Communications [Member]	Sep. 30, 2012 Digital Communications [Member]	Sep. 13, 2012 Digital Communications [Member] Promissory Note [Member]	Sep. 17, 2012 TNS [Member]	Mar. 31, 2013 TNS [Member]	Dec. 31, 2012 TNS [Member]	Dec. 31, 2011 TNS [Member]	Jan. 02, 2011 TNS [Member]	Dec. 31, 2010 TNS [Member]	Sep. 17, 2012 TNS [Member] Series F Preferred Stock [Member]	Dec. 31, 2012 TNS [Member] Series F Preferred Stock [Member]	Sep. 17, 2012 ADEX Entities [Member]	Dec. 31, 2012 ADEX Entities [Member]	Mar. 31, 2013 ADEX Entities [Member]	Dec. 31, 2011 ADEX Entities [Member]	Jan. 02, 2011 ADEX Entities [Member]	Dec. 31, 2010 ADEX Entities [Member]	Sep. 17, 2012 ADEX Entities [Member] Series G Preferred Stock [Member]	Dec. 31, 2012 ADEX Entities [Member] Series G Preferred Stock [Member]	Dec. 31, 2012 ERFS [Member]	Dec. 31, 2011 ERFS [Member]	Mar. 31, 2013 ERFS [Member]	Dec. 17, 2012 ERFS [Member]	Jan. 02, 2011 ERFS [Member]	Dec. 31, 2010 ERFS [Member]	Dec. 17, 2012 ERFS [Member] Series I Preferred Stock [Member]	Dec. 31, 2012 ERFS [Member] Series I Preferred Stock [Member]	Aug. 22, 2011 Tropical Communications, Inc. [Member]	Dec. 31, 2012 Tropical Communications, Inc. [Member]	Dec. 31, 2011 Tropical Communications, Inc. [Member]	Mar. 31, 2013 Tropical Communications, Inc. [Member]	Jan. 02, 2011 Tropical Communications, Inc. [Member]	Dec. 31, 2010 Tropical Communications, Inc. [Member]	Dec. 31, 2012 RM Engineering [Member]	Dec. 31, 2011 RM Engineering [Member]	Mar. 31, 2013 RM Engineering [Member]	Dec. 29, 2011 RM Engineering [Member]	Jan. 02, 2011 RM Engineering [Member]	Dec. 31, 2010 RM Engineering [Member]	Dec. 31, 2011 RM Leasing [Member]	Dec. 29, 2011 RM Leasing [Member]	Mar. 31, 2013 RM Engineering and RM Leasing [Member]	Dec. 31, 2011 RM Engineering and RM Leasing [Member]	Dec. 31, 2012 RM Engineering and RM Leasing [Member]	Dec. 31, 2011 RM Engineering and RM Leasing [Member] Promissory Note [Member]
Acquisitions and Deconsolidation of Subsidiary (Textual)
Percentage of outstanding shares of common stock sold														60.00%	60.00%
Aggregate principal amount of note	$ 210,000						$ 27,500	$ 125,000	$ 180,000							$ 125,000									$ 2,378,668																																	$ 200,000
Maturity period of notes																																																								6 months
Gain on deconsolidation														528,000
Amount of promissory note written off														125,000
Amount of receivables written off on deconsolidation														880,000
Company funded cash flow amount														179,000
Written down value of cash flow														0
Common shares issued for acquisition																	40,000						4,150																4,500		8,000															60,000
Per share value of common stock in acquisition																																									$ 6.92															$ 0.381
Fair value of the shares issued for acquisition																	4,026,822																						4,187,151		55,360
Value of earn out provision																																									15,320	15,320													89,740	127,385
Cash paid to entity for acquisition																	700,000		700,000						12,819,594	12,819,594																						101,998								101,000
Membership interests acquired																	100.00%																			100.00%					100.00%									49.00%			100.00%	100.00%
Percentage of ownership after sale of stock transaction														40.00%
Remaining Membership Interest																																																		51.00%
Purchase price for remaining Membership Interest																																																		1
Contingent consideration/working capital adjustment																	259,550		259,550					557,933		2,123,210							2,100,000			2,100,000							15,320	0				126,287	36,547
Total purchase price																	5,486,372		5,486,372						17,321,472	17,321,472							6,287,151			6,287,151							70,680					555,767								555,767
Exercise price of rights per share beginning on March 17, 2014	18.75				1.25						18.75	18.75	18.75				12.5																															37.5								37.5
Redemption Period																								20 days
Maximum value of preferred stock can be redeemed																																							750,000
Description for redemption period																								November 27, 2012, with the redemption to occur within 20 days of such request.																On or after March 31, 2013.
Number of aggregate preferred stock redeemable on demand																								3,000
Additional preferred stock redeemable on demand																								575
Description for redemption period for additional shares																								Beginning on September 17, 2013.
Additional preferred stock redeemable on demand one																								575
Description for redemption period for additional shares one																								Beginning on September 17, 2014.
Cash paid equal to net working capital																									1,332,668
Amount of contingent consideration																	259,550								2,123,210											2,100,000												127,385
Number of shares issued to secure payment																															1,500
Description for additional consideration																										As additional consideration, the Company agreed to pay the ADEX sellers an amount of cash equal to the product of 0.75 (the "Multiplier") multiplied by the adjusted EBITDA of the ADEX Entities for the twelve months beginning October 1, 2012, (the "Forward EBITDA").														As additional consideration, the Company agreed to pay the ERFS seller 1.5 times EBITDA for the twelve-month period from January 1, 2013 through December 31, 2013, provided that the EBITDA for such twelve-month period exceeds the EBITDA for the twelve month period prior to closing by $10,000.							Additional compensation will be paid in form of an earn-out, as well as cashless exercise warrants with an exercise price of $37.50 per share for up to 4,000 additional shares for each $500,000 in net income generated by the Company during the 24 months following closing.	The purchase price also included earn-out, as well as cashless exercise warrants with an exercise price of $37.50 per share for up to 4,000 additional shares for each $500,000 in net income generated by the Company during the twenty-four months following closing.								The purchase price also included earn-out, as well as cashless exercise warrants with an exercise price of $37.50 per share for up to 4,000 additional shares for each $500,000 in net income generated by the Company during the twenty-four months following closing.
Description of forward Ebitda adjustment																										If the Forward EBITDA is less than $2,731,243, the Multiplier shall be adjusted to 0.50, and if the Forward EBITDA is greater than $3,431,243, the Multiplier shall be adjusted to 1.0. The Company also agreed to pay the ADEX sellers an amount of cash equal to the amount, if any, by which the Forward EBITDA is greater than $3,081,243.
Forward EBITDA adjusted multiplier as per condition																										0.75
Forward EBITDA in condition one																										2,731,243
Forward EBITDA adjusted multiplier in condition one																										0.5
Forward Ebitda in condition two																										3,431,243
Forward EBITDA adjusted multiplier in condition two																										1
Amount of Ebitda in which company agreed to pay																										3,081,243
Number of shares reserved																															2,000	2,000
Revenue contribution																																											450,000
Operating loss including depreciation and amortization																																											191,000
Goodwill	20,561,980				20,561,980	343,986												4,002,654	4,002,654							10,474,212	10,474,212						5,741,128		5,741,128						174,746	174,746	174,746	174,746			169,240	169,240	169,240							169,000	4,000,000
Net of cash acquired																	4,000,000		17,943						10,500,000	12,221							22,432										2,903					54,255
Acquisition related cost recorded as general and administrative expense																		81,836								152,189
Repayment of debt due from acquiree to lender																									1,241,000
Amortization of intangible assets, customer lists and non-compete agreements	159,832	39,314	15,922	15,922	235,091	0																											597,375	597,375
Interest expense on the cash portion of purchase price borrowed																																	1,560,000	1,560,000
Amount of note issued																									1,046,000
Amount of note issued one																									1,332,668
Gain on disposition of subsidiary					(50,539)
Description of contingent consideration minimum range																			Event TNS has zero or negative EBITDA.							Event ADEX has zero or negative EBITDA.							Event ERFS EBITDA for the 12 months following closing is less than $10,000 over the 12 months period prior to closing										Event Tropical has zero or negative net income.					Event RM Engineering has zero or negative net income.
Description of contingent consideration maximum range																			There is no cap on the amount that may be earned.							There is no cap on the amount that may be earned.							There is no cap on the amount that may be earned.										There was no cap on the amount that may be earned.					There is no cap on the amount that may be earned.
Contingent consideration, minimum range																			$ 0							$ 0							$ 0										$ 0					$ 0
Percentage of EBITDA to be paid as a contingent consideration																			20.00%
Contingent consideration to be paid for each of three years																			Greater than $1,275,000
Percentage of net income to be paid as a contingent consideration																																											50.00%					50.00%
Contingent consideration, maximum range																			Unlimited							Unlimited							Unlimited										Unlimited					Unlimited

Property and Equipment, Net (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of property and equipment
Property and equipment, gross	$ 1,155,087	$ 1,139,132	$ 1,157,090
Less accumulated depreciation	(809,287)	(771,508)	(818,331)
Property and equipment, net	345,800	367,624	338,759
Vehicles [Member]
Components of property and equipment
Property and equipment, gross	551,415	548,159	605,247
Computers and Office equipment [Member]
Components of property and equipment
Property and equipment, gross	194,543	191,328	91,098
Equipment [Member]
Components of property and equipment
Property and equipment, gross	409,129	399,645	440,241
Small Tools [Member]
Components of property and equipment
Property and equipment, gross			$ 20,504

Property and Equipment, Net (Details Textual) (USD $)	3 Months Ended		12 Months Ended		1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 Digital Communications [Member]	Sep. 13, 2012 Digital Communications [Member]
Property and Equipment, Net (Textual)
Percentage of outstanding shares of common stock sold					60.00%	60.00%
Original purchase price of capital equipment					$ 330,669
Accumulated depreciation of sold capital equipment					113,111
Depreciation expense	$ 37,778	$ 14,208	$ 120,558	$ 39,229

Goodwill and Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Aug. 22, 2011	Jan. 02, 2011
Components of goodwill
Beginning Balance	$ 343,986		$ 20,561,980
Acquisitions	20,217,994	343,986
Ending Balance	20,561,980	343,986	20,561,980
Tropical [Member]
Components of goodwill
Beginning Balance	174,746		174,746	174,746
Acquisitions		174,746
Ending Balance	174,746	174,746	174,746	174,746
RM Engineering [Member]
Components of goodwill
Beginning Balance	169,240		169,240
Acquisitions		169,240
Ending Balance	169,240	169,240	169,240
ADEX [Member]
Components of goodwill
Beginning Balance			10,474,212
Acquisitions	10,474,212
Ending Balance	10,474,212		10,474,212
TNS [Member]
Components of goodwill
Beginning Balance			4,002,654
Acquisitions	4,002,654
Ending Balance	4,002,654		4,002,654
ERFS [Member]
Components of goodwill
Beginning Balance			5,741,128
Acquisitions	5,741,128
Ending Balance	$ 5,741,128		$ 5,741,128

Goodwill and Intangible Assets (Details 1) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Estimated Useful Life
Gross Carrying Amount	$ 9,333,457	$ 9,333,457	$ 802,131
Accumulated Amortization	(387,446)	(227,614)
Net Book Value	8,946,011	9,105,843	802,131
Customer Relationships and lists [Member]
Estimated Useful Life
Estimated Useful Life	10 yrs	10 yrs	10 yrs
Gross Carrying Amount	5,709,049	5,709,049	614,108
Accumulated Amortization	(349,455)	(208,623)
Net Book Value	5,359,594	5,500,426	614,108
Non-compete agreements [Member]
Estimated Useful Life
Estimated Useful Life	2-3 yrs	2-3 yrs	2-3 yrs
Gross Carrying Amount	199,638	199,638	3,921
Accumulated Amortization	(37,991)	(18,991)
Net Book Value	161,647	180,647	3,921
URL's [Member]
Estimated Useful Life
Estimated Useful Life	Indefinite	Indefinite	Indefinite
Gross Carrying Amount	10,208	10,208	5,104
Accumulated Amortization
Net Book Value	10,208	10,208	5,104
Tradenames [Member]
Estimated Useful Life
Estimated Useful Life	Indefinite	Indefinite	Indefinite
Gross Carrying Amount	3,414,562	3,414,562	178,998
Accumulated Amortization
Net Book Value	$ 3,414,562	$ 3,414,562	$ 178,998

Goodwill and Intangible Assets (Details 2) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of estimated future amortization expense of acquired intangible assets
2013		$ 578,502
2014		576,799
2015		565,822
2016		532,350
2017		518,199
Thereafter		2,909,402
Net Book Value	$ 8,946,011	$ 9,105,843	$ 802,131

Goodwill and Intangible Assets (Details Textual) (USD $)	3 Months Ended				12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets (Textual)
Amortization expenses of intangible assets	$ 159,832	$ 39,314	$ 15,922	$ 15,922	$ 235,091	$ 0

Accrued Expenses (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Summary of accrued expenses
Accrued interest and preferred dividends	$ 1,264,938	$ 864,607				$ 15,977
Accrued trade payables	3,625,350	2,442,478				724,430
Accrued compensation	767,628	857,379				250,895
Accounts payable and accrued expenses	$ 5,657,916	$ 4,164,464	$ 1,450,170	$ 853,687	$ 647,724	$ 991,302

Bank Debt (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of bank debt
Bank debt	$ 507,322	$ 559,927	$ 812,647
Less: Current portion of bank debt	(375,021)	(352,096)	(114,358)
Long-term portion of bank debt	132,301	207,831	698,289
Installment Notes [Member]
Components of bank debt
Bank debt	21,330	23,463	51,569
Line of Credit [Member]
Components of bank debt
Bank debt	$ 485,992	$ 536,464	$ 761,078

Bank Debt (Details 1) (Bank Debt [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Bank Debt [Member]
Schedule of future maturities of debt
2013	$ 352,096
2014	75,661
2015	75,661
2016	40,354
2017	16,155
Future maturities of long-term bank debt, Total	$ 559,927	$ 812,647

Bank Debt (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Bank Debt (Textual)
Bank debt carrying value	$ 25,000		$ 25,000	$ 77,037
Weighted average interest rate on bank debt	8.20%		8.20%	7.85%
Interest expense associated with bank debt	11,742	26,217	185,479	45,678
Installment Notes [Member]
Bank Debt (Textual)
Number of installment notes	2		2
Notes payable monthly principal and interest	533		533
Interest rate	9.05%		9.05%
Percentage of notes secured by vehicles	0.00%		0.00%
Maturity period of debt	Maturing July 2016		July 2016
Line of Credit [Member]
Bank Debt (Textual)
Maturity period of debt	Maturing between July 2013 and February 2020		Maturing between July 2013 and February 2020
Number of lines of credit	5		5
Interest rate on lines of credit, minimum	5.50%		5.50%
Interest rate on lines of credit, maximum	9.75%		9.75%
Line of Credit [Member] | Minimum [Member]
Bank Debt (Textual)
Notes payable monthly principal and interest	0		0
Line of Credit [Member] | Maximum [Member]
Bank Debt (Textual)
Notes payable monthly principal and interest	$ 13,166		$ 13,166

Term Loans (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Components of long term debt
Less: Current portion of term loans	$ (375,021)	$ (352,096)		$ (114,358)
Long-term portion term loans, net of debt discount	132,301	207,831	12,156,056	698,289
Term Loans [Member]
Components of long term debt
Future maturities of long-term bank debt, Total	15,193,557	15,512,765		1,104,987
Less: Current portion of term loans	(3,666,491)	(3,632,528)		(1,104,987)
Long-term portion term loans, net of debt discount	11,527,066	11,880,237
Term Loan, UTA, net of debt discount of $0 and $30,013 [Member]
Components of long term debt
Future maturities of long-term bank debt, Total				744,987
Term Loan, MidMarket Capital , net of debt discount of $172,934 and $182,631 and 0, respectively [Member]
Components of long term debt
Future maturities of long-term bank debt, Total	14,664,566	14,817,369
Convertible promissory notes, unsecured [Member]
Components of long term debt
Future maturities of long-term bank debt, Total		27,500
Promissory notes, unsecured, matured in October 2012 [Member]
Components of long term debt
Future maturities of long-term bank debt, Total	175,000	195,000
Promissory notes, secured, maturing in December 2018 [Member]
Components of long term debt
Future maturities of long-term bank debt, Total	44,491	53,396
8% convertible promissory notes, unsecured, maturing in November 2011 and March 2013 [Member]
Components of long term debt
Future maturities of long-term bank debt, Total				112,500
Promissory note with equity component, due on demand, non-interest bearing, due June 2011, with 8,000 common shares equity component [Member]
Components of long term debt
Future maturities of long-term bank debt, Total				8,000
18% convertible promissory note (Member)
Components of long term debt
Future maturities of long-term bank debt, Total		210,000
Promissory note, unsecured, non-interest bearing due July 2011, with 16,000 common shares equity component [Member]
Components of long term debt
Future maturities of long-term bank debt, Total	9,500	9,500		39,500
Promissory note, unsecured, 15%, maturing in June 2013 [Member]
Components of long term debt
Future maturities of long-term bank debt, Total	100,000			112,500
Acquisition promissory note to former shareholders of RM Engineering and RM Leasing, unsecured, non-interest bearing, imputed interest immaterial, matured in March 2012 and June 2012, amended to mature in June 2013 [Member]
Components of long term debt
Future maturities of long-term bank debt, Total	$ 200,000	$ 200,000		$ 200,000

Term Loans (Details 1) (Term Loans [Member], USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Term Loans [Member]
Schedule of future maturities of debt
2013		$ 1,465,179
2014		1,473,179
2015		2,123,179
2016		3,585,679
2017		6,865,549
Long-term Debt	$ 15,193,557	$ 15,512,765	$ 1,104,987

Term Loans (Details 2) (USD $)	12 Months Ended
Dec. 31, 2012
Term Loan Agreement, covenant terms, minimum liquidity
Closing Date through December 31, 2012	$ 1,000,000
January 1, 2013 through March 31, 2013	1,500,000
April 1, 2013 through June 30, 2013	2,000,000
July 1, 2013 through September 30, 2013	2,500,000
October 1, 2013 and at all times thereafter	3,000,000
September 17, 2012 through November 13, 2012	200,000
November 13, 2012 through December 31, 2012	1,000,000
January 1, 2013 through March 22, 2013	1,500,000
March 22, 2013 through June 30, 2013	200,000
July 1, 2013 through September 30, 2013	1,500,000
October 1, 2013 through December 31, 2013	2,000,000
January 1, 2014 through March 31, 2014	2,500,000
April 1, 2014 and at all times thereafter	$ 3,000,000

Term Loans (Details 3) (USD $)	12 Months Ended
Dec. 31, 2012
Term Loan Agreement, covenant terms, capital expenditures
Closing Date through December 31, 2012	$ 100,000
Closing Date through March 31, 2013	200,000
Closing Date through June 30, 2013	300,000
Four fiscal quarters ending on September 30, 2013	400,000
Four fiscal quarters ending on each of December 31, 2013 and December 31, 2014	500,000
Four fiscal quarters ending on each of March 31, 2015, June 30, 2015, September 30, 2015 and December 31, 2015	600,000
Four fiscal quarters ending on March 31, 2016, and each consecutive period of four fiscal quarters thereafter	$ 700,000

Term Loans (Details 4)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Maximum [Member]
Term Loan Agreement, covenant terms, Total Debt Leverage Ratio
December 31, 2012		3.5
March 31, 2013	7.25	3.5
June 30, 2013	6.5	3
September 30, 2013	5.5	2.75
December 31, 2013	5	2.5
March 31, 2014	4.75	2.25
June 30, 2014	4.5	2
September 30, 2014	4.25	1.75
December 31, 2014	3.75	1.75
March 31, 2015	3.5	1.5
June 30, 2015	3.25	1.4
September 30, 2015	2.75	1.3
December 31, 2015	2.5	1.2
March 31, 2016	2.25
March 31, 2016 and the last day of each succeeding fiscal quarter thereafter		1
June 30, 2016 and the last day of each succeeding fiscal quarter thereafter	2
Minimum [Member]
Term Loan Agreement, covenant terms, Total Debt Leverage Ratio
December 31, 2012		1
March 31, 2013	1	1
June 30, 2013	1	1
September 30, 2013	1	1
December 31, 2013	1	1
March 31, 2014	1	1
June 30, 2014	1	1
September 30, 2014	1	1
December 31, 2014	1	1
March 31, 2015	1	1
June 30, 2015	1	1
September 30, 2015	1	1
December 31, 2015	1	1
March 31, 2016	1
March 31, 2016 and the last day of each succeeding fiscal quarter thereafter		1
June 30, 2016 and the last day of each succeeding fiscal quarter thereafter	1

Term Loans (Details 5)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Maximum [Member]
Term loan agreement covenant terms, Senior Debt Leverage Ratio
December 31, 2012		2.6
March 31, 2013	5.1	2.6
June 30, 2013	5	2.4
September 30, 2013	4.5	2.2
December 31, 2013	3.5	2
March 31, 2014	3.25	1.8
June 30, 2014	3	1.6
September 30, 2014	2.75	1.5
December 31, 2014	2.5	1.4
March 31, 2015	2.25	1.3
June 30, 2015	2	1.2
September 30, 2015	1.75	1.1
December 31, 2015	1.5
December 31, 2015 and the last day of each succeeding fiscal quarter thereafter		1
March 31, 2016	1.25
June 30, 2016 and the last day of each succeeding fiscal quarter thereafter	1
Minimum [Member]
Term loan agreement covenant terms, Senior Debt Leverage Ratio
December 31, 2012		1
March 31, 2013	1	1
June 30, 2013	1	1
September 30, 2013	1	1
December 31, 2013	1	1
March 31, 2014	1	1
June 30, 2014	1	1
September 30, 2014	1	1
December 31, 2014	1	1
March 31, 2015	1	1
June 30, 2015	1	1
September 30, 2015	1	1
December 31, 2015	1
December 31, 2015 and the last day of each succeeding fiscal quarter thereafter		1
March 31, 2016	1
June 30, 2016 and the last day of each succeeding fiscal quarter thereafter	1

Term Loans (Details 7) (Midmarket Term Loan [Member], USD $)	Dec. 31, 2012
Midmarket Term Loan [Member]
Schedule of repayment obligations
March 31, 2013	$ 162,500
June 30, 2013	162,500
September 30, 2013	162,500
November 14, 2013	2,000,000
December 31, 2013	325,000
2014	1,462,500
2015	2,112,500
2016	3,575,000
2017	4,875,000
Long-term Debt	$ 14,837,500

Term Loans (Details Textual) (USD $)	0 Months Ended		1 Months Ended			3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended					0 Months Ended						0 Months Ended	1 Months Ended						0 Months Ended		3 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended																				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended
Sep. 17, 2012	Aug. 06, 2010	Mar. 31, 2013	Jan. 31, 2013	Aug. 31, 2010	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 22, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2013 Amendment to MidMarket Capital Term Loan [Member]	Dec. 31, 2012 Amendment to MidMarket Capital Term Loan [Member] Lender	Aug. 06, 2010 UTA Capital LLC [Member] Note	Sep. 17, 2012 UTA Capital LLC [Member]	Feb. 14, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements One [Member]	Mar. 31, 2013 UTA Capital LLC [Member] Loan Extension and Modification Agreements One [Member]	Dec. 31, 2012 UTA Capital LLC [Member] Loan Extension and Modification Agreements One [Member]	Dec. 31, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements One [Member]	Dec. 31, 2010 UTA Capital LLC [Member] Loan Extension and Modification Agreements One [Member]	Jun. 25, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements Two [Member]	Jan. 31, 2012 UTA Capital LLC [Member] Loan Extension and Modification Agreements Two [Member]	Nov. 30, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements Two [Member]	Oct. 31, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements Two [Member]	Sep. 30, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements Two [Member]	Aug. 31, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements Two [Member]	Dec. 28, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements Three [Member]	Jan. 31, 2012 UTA Capital LLC [Member] Loan Extension and Modification Agreements Three [Member]	Dec. 31, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements Three [Member]	Nov. 30, 2011 Intercloud [Member] Loan Extension and Modification Agreements Two [Member]	Oct. 31, 2011 Intercloud [Member] Loan Extension and Modification Agreements Two [Member]	Sep. 30, 2011 Intercloud [Member] Loan Extension and Modification Agreements Two [Member]	Aug. 31, 2011 Intercloud [Member] Loan Extension and Modification Agreements Two [Member]	Nov. 13, 2012 The Agent [Member]	Sep. 17, 2012 The Agent [Member] Loan and Security Agreement [Member]	Mar. 31, 2013 The Agent [Member] Loan and Security Agreement [Member]	Dec. 31, 2012 The Agent [Member] Loan and Security Agreement [Member]	Sep. 17, 2012 The Agent [Member] Loan and Security Agreement [Member] Warrants [Member]	Dec. 31, 2012 The Agent [Member] Loan and Security Agreement [Member] Warrants [Member]	Mar. 31, 2013 The Agent [Member] Loan and Security Agreement [Member] Warrants [Member]	Sep. 30, 2012 As Previously Reported [Member]	Jun. 30, 2012 As Previously Reported [Member]	Mar. 31, 2012 As Previously Reported [Member]	Dec. 31, 2011 As Previously Reported [Member]	Sep. 30, 2012 Adjustments [Member]	Jun. 30, 2012 Adjustments [Member]	Mar. 31, 2012 Adjustments [Member]	Dec. 31, 2011 Adjustments [Member]	Dec. 31, 2011 Adjustments [Member] UTA Capital LLC [Member]	Mar. 31, 2013 Term Loans [Member]	Dec. 31, 2012 Term Loans [Member]	Dec. 31, 2011 Term Loans [Member]	Mar. 31, 2013 Term Loan, UTA, net of debt discount of $0 and $30,013 [Member]	Dec. 31, 2012 Term Loan, UTA, net of debt discount of $0 and $30,013 [Member]	Dec. 31, 2011 Term Loan, UTA, net of debt discount of $0 and $30,013 [Member]	Mar. 31, 2013 Term Loan, MidMarket Capital , net of debt discount of $172,934 and $182,631 and 0, respectively [Member]	Dec. 31, 2012 Term Loan, MidMarket Capital , net of debt discount of $172,934 and $182,631 and 0, respectively [Member]	Dec. 31, 2011 Term Loan, MidMarket Capital , net of debt discount of $172,934 and $182,631 and 0, respectively [Member]	Mar. 31, 2013 Convertible promissory notes, unsecured, matured in December 2012 [Member]	Dec. 31, 2012 Convertible promissory notes, unsecured, matured in December 2012 [Member]	Dec. 31, 2011 Convertible promissory notes, unsecured, matured in December 2012 [Member]	Mar. 31, 2013 Promissory notes, unsecured, matured in October 2012 [Member]	Dec. 31, 2012 Promissory notes, unsecured, matured in October 2012 [Member]	Dec. 31, 2011 Promissory notes, unsecured, matured in October 2012 [Member]	Mar. 31, 2013 Promissory notes, secured, maturing in December 2018 [Member]	Dec. 31, 2012 Promissory notes, secured, maturing in December 2018 [Member]	Dec. 31, 2011 Promissory notes, secured, maturing in December 2018 [Member]	Mar. 31, 2013 Promissory note, unsecured, 15%, maturing in June 2013 [Member]	Dec. 31, 2012 Promissory note, unsecured, 15%, maturing in June 2013 [Member]	Dec. 31, 2011 Promissory note, unsecured, 15%, maturing in June 2013 [Member]	May 31, 2011 Promissory note with equity component, due on demand, non-interest bearing, due June 2011, with 8,000 common shares equity component [Member]	Dec. 31, 2012 Promissory note with equity component, due on demand, non-interest bearing, due June 2011, with 8,000 common shares equity component [Member]	Dec. 31, 2011 Promissory note with equity component, due on demand, non-interest bearing, due June 2011, with 8,000 common shares equity component [Member]	May 11, 2011 Promissory note with equity component, due on demand, non-interest bearing, due June 2011, with 8,000 common shares equity component [Member]	Jul. 31, 2012 18% convertible promissory note maturing in January 2013 [Member]	Mar. 31, 2013 18% convertible promissory note maturing in January 2013 [Member]	Dec. 31, 2012 18% convertible promissory note maturing in January 2013 [Member]	Dec. 31, 2011 18% convertible promissory note maturing in January 2013 [Member]	Mar. 31, 2013 Promissory note, unsecured, non-interest bearing due July 2011, with 16,000 common shares equity component [Member]	Mar. 31, 2012 Promissory note, unsecured, non-interest bearing due July 2011, with 16,000 common shares equity component [Member]	Dec. 31, 2012 Promissory note, unsecured, non-interest bearing due July 2011, with 16,000 common shares equity component [Member]	Dec. 31, 2011 Promissory note, unsecured, non-interest bearing due July 2011, with 16,000 common shares equity component [Member]	Mar. 31, 2013
Acquisition promissory note to former shareholders of RM Engineering and RM Leasing, unsecured, non-interest bearing, imputed interest immaterial, matured in March 2012 and June 2012, amended to mature in June 2013 [Member]
Dec. 31, 2012
Acquisition promissory note to former shareholders of RM Engineering and RM Leasing, unsecured, non-interest bearing, imputed interest immaterial, matured in March 2012 and June 2012, amended to mature in June 2013 [Member]
Dec. 31, 2011
Acquisition promissory note to former shareholders of RM Engineering and RM Leasing, unsecured, non-interest bearing, imputed interest immaterial, matured in March 2012 and June 2012, amended to mature in June 2013 [Member]
																																																																																		Dec. 31, 2012 8% convertible promissory notes, unsecured, maturing in November 2011 and March 2013 [Member]	Dec. 31, 2011 8% convertible promissory notes, unsecured, maturing in November 2011 and March 2013 [Member]
Term Loan (Textual)
Amount of debt discount																																																	$ 509,849				$ 0	$ 0	$ 30,013	$ 172,934	$ 182,631	$ 0
Maturity date of notes																																			Sep 17, 2017																																	Jun 30, 2011				Jan 31, 2013
Maturity period of debt																																																											December 2012	December 2012	October 2012	October 2012	December 2018	December 2018	June 2013	November 2011 and March 2013			June 2011				January 2013	January 2013	July 2011	July 2011	July 2011		March 2012 and June 2012	March 2012 and June 2012		November 2011 and March 2013
Promissory notes, unsecured with common shares equity component																																																																					8,000						16,000		16,000
Number of senior bridge notes														2
Aggregate principal amount of secured loan														2,000,000
Senior bridge note one														1,000,000
Senior Bridge note two														1,000,000
Amortization period of notes														1 year
Investment contribution by the Company in Digital														960,000
Percentage of company common stock issuable upon warrant exercises	10.00%						11.50%		16.00%					16.00%																					10.00%
Increased percentage of common stock issuable upon warrant exercises																																			11.50%
Warrants issued to purchase common stock		167,619			167,619							749,542		167,619
Exercise price of warrants														$ 18.75																					$ 1.25
Expiration date of warrant																																			Sep 17, 2014
Derivative liability and debt discount charged to interest expense							872,311							872,311
Common stock issuable upon exercise of warrants																	0	0	578,566																				6,007,529	749,542
Notes payable																				775,000									775,000
Interest rate														10.00%							10.00%						10.00%								12.00%																														15.00%	8.00%					18.00%	18.00%	18.00%	18.00%								8.00%
Extended original maturity date of the note																August 6, 2011 to September 30, 2011					August 6, 2011 to July 31, 2012.						August 6, 2011 to January 31, 2013.
Number of shares granted or issued																10,257					2,340
Number of shares granted or issued, Value																153,850					43,866							2,340
Additional borrowings																																		2,000,000
Deferred loan costs			308,047			308,047	298,517				293,635																							60,000	1,800,051						1,823,465	30,229	54,420	53,848	(1,529,830)	(30,229)	(54,420)	(53,848)
Additional expense incurred																																		191,912
Amount of debt discount on unamortized deferred loan																																																	153,850
Additional shares granted to satisfy a certain covenant																4,000
Percentage of ownership hold by lender																					1.00%
Aggregate principal amount of bridge loan														2,000,000
Amount of profit distributed as per modified agreement																							50,000	50,000	35,000	35,000				50,000	50,000	50,000	50,000
Percentage of remaining balance paid as per modified agreement																							50.00%	50.00%	60.00%	60.00%				50.00%	50.00%	40.00%	40.00%
Minimum gross revenue amount in excess of that company obligated to pay down any principal amount to lender																						500,000						800,000
Description for payment of principal as reduction of principal																					Greater of $50,000 or 10% of the gross consolidated revenues for such month.
Amount payable as reduction of principal if gross revenue meets the condition																						50,000
Percentage of gross revenue payable to lender																						10.00%						5.00%
Principal payment																												25,000
Amount recorded as a debt discount														455,540
Repayment of remaining principal															750,000
Amount of term loan																																			13,000,000
Description for maturity period of term loan																																				If the Company fails to raise by March 14, 2014, at least $30,000,000 in connection with a public offering of voting equity securities of the Company, the Term Loans will mature on June 17, 2014	If the Company fails to raise by March 14, 2014, at least $30,000,000 in connection with a public offering of voting equity securities of the Company, the Term Loans will mature on June 17, 2014.
Amount raised in connection with public offering of voting equity securities																																			30,000,000
Description for repayment of term loan																																				If no Potential Acquisition was completed within 90 days of September 17, 2012, the Company was required to repay $750,000 of the Term Loan.	If no Potential Acquisition was completed within 90 days of September 17, 2012, the Company was required to repay $750,000 of the Term Loan.
Amount of term loan required to repay																																			750,000
Common stock shares issued for cancellation of the warrant		167,619								749,542					208,759
Description for exercise price of warrant																																				If the Company issues stock, warrants or options at a price below the $1.25 per share exercise price, the exercise price of the Warrants resets to the lower price.	If the Company issues stock, warrants or options at a price below the $1.25 per share exercise price, the price of the warrants resets to the lower price.
Fair value of derivative liability	193,944						35,593																				4,611								193,944
Outstanding amount of unsecured promissory note																																																		15,193,557	15,512,765	1,104,987			744,987	14,664,566	14,817,369			27,500	175,000	195,000	44,491	53,396	100,000		112,500			8,000				210,000	9,500		9,500	39,500	200,000	200,000	200,000		112,500
Shares issued to lender			146,334	28,826				117,386
Number of lenders													2
Security price																																						$ 0.0018	$ 0.0017
Exercise price																																						$ 1.25	$ 1.25
Risk free interest rate	0.23%						0.25%																															0.23%	0.25%
Volatility	109.00%					112.00%	112.00%	112.00%																														109.00%	112.00%
Estimated life						1 year 6 months	1 year 9 months																															2 years	1 year 8 months 12 days
Minimum fixed charge coverage ratio							2
Interest expense on the term loan						$ 445,125	$ 491,943																																																														$ 0	$ 0				$ 11,130						$ 0	$ 0

Term Loans (Details Textual 1) (USD $)	3 Months Ended	12 Months Ended					1 Months Ended		3 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Jan. 31, 2013	Sep. 13, 2012	Dec. 31, 2011	Sep. 30, 2011	Jan. 31, 2013 Convertible Promissory Notes, Unsecured [Member]	Jun. 30, 2012 Convertible Promissory Notes, Unsecured [Member]	Mar. 31, 2013 Convertible Promissory Notes, Unsecured [Member]	Dec. 31, 2012 Convertible Promissory Notes, Unsecured [Member]	Jan. 15, 2013 Promissory Note, Unsecured [Member]	Sep. 30, 2012 Promissory Note, Unsecured [Member]	Dec. 31, 2012 Promissory Note, Unsecured [Member]	Mar. 31, 2013 Promissory Note, Unsecured [Member]	Sep. 30, 2011 8% Convertible Promissory Notes10 [Member] Note	Dec. 31, 2012 8% Convertible Promissory Notes10 [Member]	Dec. 31, 2011 8% Convertible Promissory Notes10 [Member]	May 31, 2011 Promissory note with equity component (Member)	Dec. 31, 2012 Promissory note with equity component (Member)	Dec. 31, 2011 Promissory note with equity component (Member)	May 11, 2011 Promissory note with equity component (Member)	Mar. 31, 2013 18% convertible promissory note (Member)	Jul. 31, 2012 18% convertible promissory note (Member)	Mar. 31, 2013 18% convertible promissory note (Member)	Dec. 31, 2012 18% convertible promissory note (Member)	May 31, 2011 Promissory note, Unsecured six [Member]	Mar. 31, 2013 Promissory note, Unsecured six [Member]	Mar. 31, 2012 Promissory note, Unsecured six [Member]	Dec. 31, 2012 Promissory note, Unsecured six [Member]	Dec. 31, 2011 Promissory note, Unsecured six [Member]	May 26, 2011 Promissory note, Unsecured six [Member]	Dec. 31, 2011 Acquisition promissory note (Member)	Dec. 31, 2012 Acquisition promissory note (Member)	Dec. 31, 2011 Acquisition promissory note (Member)	Mar. 31, 2013 Acquisition promissory note (Member)	Dec. 29, 2011 Acquisition promissory note (Member)	Mar. 31, 2013 15% Promissory Note, Unsecured [Member]	Mar. 31, 2013 15% Promissory Note, Unsecured [Member]
Term Loan (Textual)
Original principal amount of debt instrument	$ 210,000		$ 27,500	$ 125,000		$ 180,000		$ 27,500				$ 530,000			$ 197,500						$ 25,000		$ 210,000								$ 50,000						$ 100,000	$ 100,000
Promissory note principal balance													195,000	175,000		0			0	8,000							9,500		9,500	39,500		200,000	200,000	200,000	200,000
Proposed amount of promissory note issued to the former shareholders payable within 30 days of effective public offering by the company																																				200,000
Debt instrument, interest rate								8.00%				18.00%			8.00%						18.00%	18.00%	18.00%	18.00%	18.00%						18.00%						15.00%	15.00%
Maturity date of notes								Dec 31, 2012				Oct 31, 2012						Jun 30, 2011					Jan 31, 2013			Jun 30, 2011											Apr 30, 2013
Maturity date, start date															Nov 1, 2011																	Mar 1, 2012
Maturity date, end date															Jun 30, 2012																	Jun 30, 2012
Considered default maturity date																		Dec 31, 2011
Description of debt conversion									At the holder's option, at a conversion price equal to 50% of the average of the three lowest closing prices of the common stock within the 10-day period prior to the conversion date.				At the holder's option, at a conversion price equal to 50% of the average of the three lowest closing prices of the common stock within the 10-day period prior to the conversion date.			At the holder's option, at a rate equal to 50% of the average of the three lowest closing prices of the common stock within the 10-day period prior to the conversion date.								At the holder's option, into the Company's common stock at a rate equal to 50% of the average of the three lowest closing prices of the common stock within the 10-day period prior to the conversion date.	At the holder's option, into the Company's common stock at a rate equal to 50% of the average of the three lowest closing prices of the common stock within the 10-day period prior to the conversion date.
Note converted into common stock							28,826									177,270	117,386					146,334
Interest expense on the term loan	$ 445,125	$ 491,943								$ 1,100			$ 28,090			$ 187,029	$ 90,099		$ 0	$ 0					$ 11,130		$ 450	$ 0	$ 15,689	$ 0			$ 0	$ 0
Number of promissory note issued															5
Common stock share issued to lender for promissory note					16,000																8,000										16,000
Debt instrument maturity term											30 days
Extended maturity date of note																																						June 2013

Derivative Instruments (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Sep. 17, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of fair value of derivatives assumptions and methodology
Volatility (closing prices of 3-4 comparable public companies, including the Company's historical volatility)	109.00%	112.00%	112.00%	112.00%
Estimated life		1 year 6 months	1 year 9 months
Risk free interest rate (based on 1-year treasury rate)	0.23%		0.25%
Minimum [Member]
Summary of fair value of derivatives assumptions and methodology
Implied fair value of Company's common stock		0.2075	0.68755	0.6875
Volatility (closing prices of 3-4 comparable public companies, including the Company's historical volatility)		109.00%	56.78%	56.78%
Exercise price		1.25	0.2375	0.2375
Estimated life				1 year 6 months
Risk free interest rate (based on 1-year treasury rate)		0.03%	0.03%	0.06%
Maximum [Member]
Summary of fair value of derivatives assumptions and methodology
Implied fair value of Company's common stock		9	10	10
Volatility (closing prices of 3-4 comparable public companies, including the Company's historical volatility)		112.00%	112.00%	112.00%
Exercise price		125	2.5	2.5
Estimated life				4 years
Risk free interest rate (based on 1-year treasury rate)		0.12%	0.12%	0.12%

Derivative Instruments (Details 1) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended
	Sep. 17, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of transactions related to derivative liability
Derivative liability, Beginning balance		$ 33,593	$ 38,557	$ 38,557	$ 459,897
Fair value of derivative at issuance, recognized as debt discount				193,944
Decrease in fair value of derivative liability, recognized as other income	193,944	(15,629)	780	(198,908)	(421,340)
Derivative liability, Balance		$ 17,964		$ 33,593	$ 38,557

Derivative Instruments (Details Textual) (USD $)	0 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 14, 2012	Sep. 17, 2012	Mar. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments (Textual)
Percentage of company common stock issuable upon warrant exercises		10.00%			11.50%		16.00%
Warrant exercise price, per share					$ 1.25		$ 18.75
Fair value of underlying security per share		$ 0.0018	$ 0.2075	$ 0.2075	$ 0.0017
Description of volatility rate				Closing prices of 3-4 comparable public companies, including the Company's historical volatility.
Percentage of fully-diluted outstanding common shares and common share equivalents	11.50%
Risk free interest rate		0.23%			0.25%
Forecasted amount of warrants exercised		$ 4,423,681
Forecasted number of shares outstanding		44,236,809
Volatility		109.00%		112.00%	112.00%	112.00%
Duration of treasury rate		2 years			2 years
Fair value of derivative liability		193,944			35,593
Assumed term of warrants		2 years			1 year 8 months 12 days
Debt discount and derivative liability							4,611
Fully - diluted shares issued			20,000		51,810,451
Number of warrants exercised					$ 6,007,529
Series E Preferred Stock [Member]
Derivative Instruments (Textual)
Percentage of company common stock issuable upon warrant exercises					4.99%
Warrant exercise price, per share					$ 125

Income Taxes (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of provision for (benefit from) income taxes
Federal
State			48,232
Foreign			106,217
Total current			154,449
Deferred:
Federal	(220,700)		(2,530,775)
State			(270,197)
Total deferred	(220,700)		(2,800,972)
Total income tax benefit	$ (220,700)		$ (2,800,972)

Income Taxes (Details 1)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of effective tax rate differed from the U.S. federal statutory rate
Federal tax benefit at statutory rate	(34.00%)	(34.00%)	(34.00%)	(34.00%)
Permanent differences	9.00%	22.10%	(6.70%)	22.10%
State tax benefit, net of Federal benefits	(5.00%)	(1.20%)	0.80%	(1.20%)
Other			0.30%
Effect of foreign income taxed in rates other than the U. S. Federal statutory rate			2.80%
Net changes in valuation allowance		13.10%	(29.50%)	13.10%
Foreign tax credits			(2.80%)
Tax benefit	(30.00%)		(69.10%)

Income Taxes (Details 2) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Summary of deferred tax assets
Net operating loss carryforwards	$ 2,174,231	$ 2,058,644	$ 3,742,000	$ 3,421,000
Accruals and reserves	261,000	301,000	84,000	84,000
Credits	106,000	106,000
Total assets	2,541,231	2,465,644	3,826,000	3,505,000
Depreciation	(15,000)	(15,000)	(33,000)	(33,000)
Section 481 adjustment	(1,256,230)	(1,347,000)	(1,796,000)	(1,796,000)
Intangible assets	(3,423,657)	(3,478,000)
Valuation allowance			(1,997,000)	(1,676,000)
Total liabilities	(4,694,887)	(4,840,000)	(3,826,000)	(3,505,000)
Net deferred tax liabilities	$ (2,153,656)	$ (2,374,356)

Income Taxes (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012 entity	Dec. 31, 2011
Income Taxes (Textual)
Valuation allowance decrease amount			$ 1,516,000
Net operating loss carry forwards	6,000,000		5,900,000
Expiration dates description for tax operating loss carryforwards		Begin to expire in 2025	Begin to expire in 2025
Federal tax credit carryforwards for future income tax purposes		4,100,000		3,800,000
Credits	106,000		106,000
Expiration date description for federal credits	Begin to expire in 2022		Begin to expire in 2022
Income as result of change in accounting over the period 2013 through 2015			4,500,000
Number of entities acquired			3
Deferred tax liabilities			1,300,000
Unrecognized tax benefits	0		0	0
Accrued interest and penalties related to uncertain tax positions	$ 0		$ 0	$ 0
Income tax examination, Jurisdiction, Description			The tax return years 2009 through 2012 remain open to examination by the major domestic taxing jurisdictions to which the Company is subject.
Puerto Rico LLC [Member]
Income Taxes (Textual)
Equity method investment, ownership percentage			100.00%

Concentrations of Credit Risk (Details) (Customer Concentration Risk [Member])	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable [Member] | C2 Utility [Member]
Summary of concentrations of significant customers
Concentration risk percentage			10.00%
Accounts Receivable [Member] | Ericsson Caribbean [Member]
Summary of concentrations of significant customers
Concentration risk percentage	7.00%		11.00%
Accounts Receivable [Member] | Uline [Member]
Summary of concentrations of significant customers
Concentration risk percentage	2.00%
Accounts Receivable [Member] | Nexlink [Member]
Summary of concentrations of significant customers
Concentration risk percentage			0.00%
Accounts Receivable [Member] | Ericsson, Inc [Member]
Summary of concentrations of significant customers
Concentration risk percentage	39.00%		33.00%
Accounts Receivable [Member] | Danella Construction Corp. of FL, Inc.
Summary of concentrations of significant customers
Concentration risk percentage				4.00%
Accounts Receivable [Member] | ABSS [Member]
Summary of concentrations of significant customers
Concentration risk percentage		0.00%
Accounts Receivable [Member] | Alpha Technologies Services [Member]
Summary of concentrations of significant customers
Concentration risk percentage		25.00%		8.00%
Accounts Receivable [Member] | Verizon Communications, Inc. [Member]
Summary of concentrations of significant customers
Concentration risk percentage	3.00%	24.00%	3.00%	48.00%
Accounts Receivable [Member] | Bartech [Member]
Summary of concentrations of significant customers
Concentration risk percentage	2.00%
Accounts Receivable [Member] | Hotwire Communications [Member]
Summary of concentrations of significant customers
Concentration risk percentage		14.00%		5.00%
Accounts Receivable [Member] | South West Florida Works [Member]
Summary of concentrations of significant customers
Concentration risk percentage		10.00%
Accounts Receivable [Member] | Miami Dade County ETSD [Member]
Summary of concentrations of significant customers
Concentration risk percentage				1.00%
Accounts Receivable [Member] | Miami Dade County Public Schools [Member]
Summary of concentrations of significant customers
Concentration risk percentage				28.00%
Revenues [Member] | C2 Utility [Member]
Summary of concentrations of significant customers
Concentration risk percentage			4.00%
Revenues [Member] | Ericsson Caribbean [Member]
Summary of concentrations of significant customers
Concentration risk percentage	4.00%		5.00%
Revenues [Member] | Uline [Member]
Summary of concentrations of significant customers
Concentration risk percentage	4.00%
Revenues [Member] | Nexlink [Member]
Summary of concentrations of significant customers
Concentration risk percentage			14.00%
Revenues [Member] | Ericsson, Inc [Member]
Summary of concentrations of significant customers
Concentration risk percentage	49.00%		33.00%
Revenues [Member] | Danella Construction Corp. of FL, Inc.
Summary of concentrations of significant customers
Concentration risk percentage				17.00%
Revenues [Member] | ABSS [Member]
Summary of concentrations of significant customers
Concentration risk percentage		30.00%
Revenues [Member] | Alpha Technologies Services [Member]
Summary of concentrations of significant customers
Concentration risk percentage		12.00%		1.00%
Revenues [Member] | Verizon Communications, Inc. [Member]
Summary of concentrations of significant customers
Concentration risk percentage	4.00%	24.00%	7.00%	56.00%
Revenues [Member] | Bartech [Member]
Summary of concentrations of significant customers
Concentration risk percentage	3.00%
Revenues [Member] | Hotwire Communications [Member]
Summary of concentrations of significant customers
Concentration risk percentage		8.00%		4.00%
Revenues [Member] | South West Florida Works [Member]
Summary of concentrations of significant customers
Concentration risk percentage		6.00%
Revenues [Member] | Miami Dade County ETSD [Member]
Summary of concentrations of significant customers
Concentration risk percentage				5.00%
Revenues [Member] | Miami Dade County Public Schools [Member]
Summary of concentrations of significant customers
Concentration risk percentage				4.00%

Concentrations of Credit Risk (Details Textual) (USD $)	Dec. 31, 2011
Concentrations of Credit Risk (Textual)
FDIC insured amount per depositor per insured bank	$ 250,000

Commitments and Contingencies (Details) (USD $)	Dec. 31, 2012
Summary of future minimum lease obligation
2013	$ 197,397
2014	133,214
2015	121,655
2016	66,000
Total	$ 518,266

Commitments and Contingencies (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies (Textual)
Lease expiration period			Various dates through 2016.
Period of renewal option of agreements			Ranging from one to five years.
Lease rental expenses	$ 103,911	$ 30,778	$ 174,513	$ 59,104

Stockholders' Deficit (Details) (USD $)	1 Months Ended			3 Months Ended		12 Months Ended									12 Months Ended		1 Months Ended		0 Months Ended		1 Months Ended			3 Months Ended	12 Months Ended			0 Months Ended
	Mar. 31, 2013	Feb. 28, 2013	Jan. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 13, 2012	Sep. 30, 2011	Jun. 01, 2011	Dec. 31, 2010	Aug. 31, 2010	Aug. 06, 2010	Aug. 01, 2008	Dec. 31, 2011 Consultant Birbragher Ins Trust [Member]	Dec. 31, 2011 Interactive Business Alliance [Member]	Feb. 28, 2013 Consultant Firerock Capital [Member]	Dec. 31, 2012 UTA Capital LLC [Member]	Feb. 07, 2013 Series A Preferred Stock [Member]	Jun. 01, 2011 Series A Preferred Stock [Member]	Feb. 28, 2013 Series A Preferred Stock [Member]	Nov. 30, 2011 Series A Preferred Stock [Member] Officer	Jun. 30, 2011 Series A Preferred Stock [Member]	Mar. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Nov. 01, 2011 Series A Preferred Stock [Member]	Jun. 01, 2011 Series A Preferred Stock [Member] Principal Officer [Member] Officer
Stockholders' Deficit (Textual)
Shares issued in exchange for consulting services						132,000									16,000	8,000	25,000
Fair value of shares issued in exchange for consulting services				$ 84,501		$ 338,900	$ 350,000
Implied fair value of company's common stock	$ 3.35		$ 5	$ 3.35		$ 2.57									$ 15	$ 13.75	$ 3.38											$ 1
Preferred stock, shares authorized						50,000,000				50,000,000				50,000,000						20,000,000							2,000,000	2,000,000
Preferred stock, par value						$ 0.0001								$ 0.0001						$ 0.0001							$ 0.01
Preferred stock conversion ratio																				Conversion ratio of .08 shares of common stock for every one share.					Conversion ratio of .08 shares of common stock for every one share.	Conversion ratio of .08 shares of common stock for every one share.
Redemption price per share																				$ 0.0001
Preferred Stock, voting rights																				Ratio of .08 votes for every one share.			Ratio of ten votes for every one share
Number of company's principal officers																						3						3
Carrying amount of preferred stock																				200
Change in fair value of preferred stock																				1,999,800
Diluted weighted average common shares outstanding				2,103,957	1,341,110	1,553,555	1,003,264																	23,293,425	52,251,924	3,616,039
Number of shares of preferred stock converted into shares of common stock																			200,000
Shares issued upon conversion of preferred stock into common stock																			2,000,000		2,000,000				160,000	160,000
Exercise price of warrants	18.75			18.75		1.25					18.75	18.75	18.75					18.75
Preferred stock issued to Lawrence Sands																					32,000
Preferred stock issued to former officer and director																					64,000
Description of reverse stock split became effective on January 14, 2013				1-for-125.
Common stock issued to employees as bonuses, Shares							84,000
Common stock issued to employees as bonuses, Value							1,361,000
Weighted average price per share							$ 16.2
Issuance of shares to employees, director and officer, Shares		20,000				40,000
Issuance of shares of common stock to employees price per share		$ 2.88				$ 0.75
Issuance of shares to employees, director and officers		57,600				30,000
Issuances of shares from conversion of notes payable, Shares	146,334		28,826				117,386
Aggregate principal amount of note	210,000		27,500	210,000				125,000	180,000
Conversion price per share						$ 0.86	$ 1.06
Issuances of shares from conversion of notes payable							123,998
Interest expense converted into common stock shares							23,998
Common stock issued for loan modification							242,702
Issuance of shares pursuant to conversion of notes payable, Shares						177,270
Issuance of shares pursuant to convertible notes payable, value						153,216
Issuance of shares pursuant to completed acquisition, Shares						40,000	68,000
Issuance of shares pursuant to completed acquisition						77,500	181,642
Issuance of common stock value in connection with acquisition of Tropical and RM Engineering							76,120
Issuance of shares pursuant to business combinations, price per share						$ 1.9375	$ 1.12
Issuance of shares for acquisition not completed							290,766
Issuance of shares for acquisition not completed, Shares							16,856
Issuance of shares pursuant to pending acquisition, price per share							$ 17.25
Issuances of shares in settlement of note payable							25,000
Issuances of shares in settlement of note payable, Shares							20,000
Issuance of shares to satisfy liabilities, price per share							$ 1.25
Common stock share issued to lender for promissory note							16,000
Issuances of shares pursuant to loans, Shares							32,000
Issuance of shares pursuant to loans price per share							$ 7.78
Issuances of shares pursuant to loans							373,446
Issuances from sale of shares, Shares							27,271
Issuances from sale of shares							54,999
Issuance from sale of shares, price per share							$ 2.02
Issuance of shares to UTA pursuant to loan modifications, Shares	81,500						16,596
Issuance of shares to UTA pursuant to loan modifications	248,575						242,702
Issuance of shares pursuant to loan modification, price per share	$ 3.05			$ 3.05			$ 14.62
Issuance of shares for extinguishment of debt and cancellation of warrants, Shares						208,759
Issuance of shares to satisfy obligations pursuant to warrants, price per share						$ 2
Issuance of shares for extinguishment of debt and cancellation of warrants						352,763
Issuance of common shares in exchange for accrued preferred dividends			164,023
Shares issued to satisfy accrued dividends			$ 246,322
Conversion of Series D Preferred Stock, Shares			157,949
Number of preferred stock converted			566
Issuance of shares for option exercise. Shares	20,000					51,810,451

Redeemable Preferred Stock (Details) (USD $)	3 Months Ended		12 Months Ended						12 Months Ended				12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Common Stock [Member]	Mar. 31, 2013 Common Stock [Member]	Jan. 02, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Mar. 31, 2013 Series B Preferred Stock [Member]	Jan. 02, 2011 Series B Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock	Mar. 31, 2013 Series C Preferred Stock	Dec. 31, 2010 Series C Preferred Stock	Jan. 31, 2013 Series D Preferred Stock [Member]	Mar. 31, 2013 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Jan. 02, 2011 Series D Preferred Stock [Member]	Mar. 31, 2013 Series E Preferred Stock [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Dec. 31, 2010 Series E Preferred Stock [Member]	Dec. 31, 2012 Series F Preferred Stock [Member]	Mar. 31, 2013 Series F Preferred Stock [Member]	Dec. 31, 2010 Series F Preferred Stock [Member]	Dec. 31, 2012 Series H Preferred Stock [Member]	Mar. 31, 2013 Series H Preferred Stock [Member]	Dec. 31, 2010 Series H Preferred Stock [Member]	Dec. 31, 2012 Series I Preferred Stock [Member]	Mar. 31, 2013 Series I Preferred Stock [Member]	Dec. 31, 2010 Series I Preferred Stock [Member]
Summary of the transactions related to the companys preferred stock
Beginning Balance						$ 499,921			$ 15,000		$ 2,216,760			$ 1,500,000		$ 605,872	$ 605,872	$ 605,872			$ 2,575,000				$ 3,575,000			$ 1,425,000			$ 4,187,151
Beginning Balance, Shares						40,000			15,000		37,500			1,500		608	608	408			2,575				3,575			1,425			4,500
Issuance in settlement of debt obligation	425,243		153,216	25,000															605,872
Issuance in settlement of debt obligation, Shares																			608
Issuance pursuant to private placement									1,585,000	15,000			1,500,000								300,000	2,575,000					1,425,000
Issuance pursuant to private placement, Shares									16,021	15,000			1,500								300	2,575					1,425
Issuance pursuant to unpaid 2012 salary																		352,344
Issuance pursuant to unpaid 2012 salary, Shares																		400
Issuance from conversion of debt and interest									616,760
Issuance from conversion of debt and interest, Shares									6,479
Conversion of Series E shares into Series B shares, Value
Conversion of Series E shares into Series B shares
Conversion of preferred shares into common shares, Value																	(565,660)	(352,344)
Conversion of preferred shares into common shares																566	(566)	(400)
Issuance pursuant to private acquisition					499,921																			3,575,000						4,187,151
Issuance pursuant to private acquisition, Shares					40,000																			3,575						4,500
Balance					$ 499,921	$ 499,921			$ 2,216,760	$ 15,000	$ 2,216,760		$ 1,500,000	$ 1,500,000			$ 40,212	$ 605,872	$ 605,872		$ 2,875,000	$ 2,575,000		$ 3,575,000	$ 3,575,000		$ 1,425,000	$ 1,425,000		$ 4,187,151	$ 4,187,151
Balance, Shares					40,000	40,000			37,500	15,000	37,500		1,500	1,500			42	608	408		2,875	2,575		3,575	3,575		1,425	1,425		4,500	4,500

Redeemable Preferred Stock (Details Textual) (USD $)	1 Months Ended	3 Months Ended			12 Months Ended								0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended				0 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended			3 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended			3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 22, 2013	Jan. 31, 2013	Jun. 30, 2012	Dec. 31, 2010	Aug. 06, 2010	Aug. 01, 2008	Sep. 17, 2012 TNS [Member]	Feb. 28, 2013 Lawrence Sands [Member]	Feb. 28, 2013 Billy Caudill and Gideon Taylor [Member]	Jun. 01, 2011 Series A Preferred Stock [Member]	Feb. 28, 2013 Series A Preferred Stock [Member]	Jun. 30, 2011 Series A Preferred Stock [Member]	Mar. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Feb. 07, 2013 Series A Preferred Stock [Member]	Nov. 01, 2011 Series A Preferred Stock [Member]	Jun. 28, 2011 Series B Preferred Stock [Member]	Mar. 31, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Individual	Dec. 31, 2011 Series B Preferred Stock [Member]	Jun. 30, 2011 Series B Preferred Stock [Member] Individual	Dec. 23, 2011 Series C Preferred Stock [Member]	Mar. 31, 2013 Series C Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]	Dec. 31, 2011 Series C Preferred Stock [Member]	Jan. 31, 2013 Series D Preferred Stock [Member]	Sep. 30, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Mar. 31, 2013 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Jan. 30, 2013 Series D Preferred Stock [Member]	Sep. 17, 2012 Series E Preferred Stock [Member]	Mar. 31, 2013 Series E Preferred Stock [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Sep. 17, 2012 Series F Preferred Stock [Member]	Mar. 31, 2013 Series F Preferred Stock [Member]	Dec. 31, 2012 Series F Preferred Stock [Member]	Sep. 17, 2012 Series F Preferred Stock [Member] TNS [Member]	Sep. 17, 2012 Series G Preferred Stock [Member]	Oct. 25, 2012 Series H Preferred Stock [Member]	Mar. 31, 2013 Series H Preferred Stock [Member]	Dec. 31, 2012 Series H Preferred Stock [Member]	Nov. 30, 2012 Series I Preferred Stock [Member]	Mar. 31, 2013 Series I Preferred Stock [Member]	Dec. 31, 2012 Series I Preferred Stock [Member]
Stockholders' Deficit (Textual)
Preferred stock, shares authorized																								60,000					1,500						1,000			1,000		3,500			4,800				2,000	2,000			4,500
Common Stock, Voting Rights																								One vote for each share of common stock.					One vote for each share of common stock.
Total temporary equity	$ 16,319,044	$ 16,319,044	$ 11,208,969	$ 1,724,711	$ 16,584,704	$ 620,872			$ 2,082,622																$ 2,216,760	$ 2,216,760	$ 15,000
Antidilutive securities		54,583,934		4,125,665	50,256,894	2,346,138																			22,785,208	18,080,050	723,208									13,407	194,560	884,364			5,623,583	5,119,460
Preferred stock, par value					$ 0.0001							$ 0.0001				$ 0.0001							$ 0.01						$ 1,000						$ 1,000			$ 1,000		$ 1,000			$ 1,000				$ 1,000	$ 1,000			$ 1,000
Redeemable convertible preferred stock, shares outstanding																																			608			608
Series D preferred stock issued in consideration for officer compensation, Shares			400																															400
Series D preferred stock issued in consideration for fair value																																		352,344
Share issued in exchange for conversion of preferred stock														32,000	64,000		160,000																157,949																			1,500,000	1,135,647
Share issued in exchange for conversion of preferred stock, Value																																	565,660
Issuance of shares pursuant to exercise of stock options	20,000
Preferred shares converted to common stock																	2,000,000			160,000	160,000	2,000,000																	566										2,576,519	2,345,548
Issuance of company's preferred stock, shares																																									300							1,425
Issuance of company's preferred stock																																									300,000							1,425,000
Redemption price per share																$ 0.0001								$ 1					$ 1,000											$ 1,000			$ 1,000					$ 1,000			$ 1,000
Preferred Stock, voting rights																Ratio of .08 votes for every one share.		Ratio of ten votes for every one share
Aggregate consideration for issuance of shares																							2,000,000			1,585,000
Description for conversion of preferred stock																								The Series B Preferred Stock has no dividend rights and each share of Series B Preferred Stock is convertible into such number of shares of common stock of the Company as is equal to 0.00134% of the Company's total common stock outstanding on a fully-diluted basis.																			Stock are convertible at the lesser of (i) the last quoted price of the common stock on third day following the effective date of the associated registration statement or (ii) the average of the last reported sale price for each of the three trading days prior to the date of conversion.				The shares of Series G Preferred Stock are convertible at the rate equal to the earnout or working capital loan payment that is under default divided by $1,000 and by the lesser of (i) the last quoted price of the common stock on third day following the effective date of the associated registration statements or (ii) the average of the last reported sale price of the common stock for each of the three trading days prior to the date of conversion.	Series H Preferred Stock have a one-year option to convert their shares of Series H Preferred Stock to common stock, beginning 90 days after the date of issuance.			Series I Preferred Stock to common stock on the earlier of the 30th day after the associated registration statement is declared effective by the Securities and Exchange Commission or 120 days after the date of their issuance. The shares of Series I Preferred Stock are convertible into common stock at the rate equal to the average of the last reported sale price of the common stock for each of the three trading days prior to the date of conversion.
Subscriptions received in purchase of preferred stock																										16,021		15,000
Implied fair value of company's common stock	$ 3.35	$ 3.35			$ 2.57			$ 5																				$ 1
Number of individuals enter in transaction of sale of subscription with the company																										4		3
Number of individual enter in transaction to converted principal amount with the company																										3
Converted principal amount of debt and accrued interest																										616,760
Issuance from conversion of debt and interest, Shares																										6,479
Cumulative annual dividends rate																													10.00%						10.00%			10.00%		12.00%			12.00%				12.00%
Conversion rate of preferred stock																													0.03%
Shares issued by Company's Board of Directors																																			408			408
Number of shares issuable							749,542				167,619																			17,088,906	13,560,038													1,383,333	1,047,319
Preferred stock issued in settlement of debt obligation					$ 616,760	$ 605,872																													$ 405,872
Percentage of fully diluted capitalization of company																																								9.80%
Cumulative dividends rate per month																																																10.00%
Cumulative dividends rate maximum																																																150.00%
Interest rate payable at delay of payment of redemption amount																																																2.00%
Preferred stock redemption description																																								Holders of Series E Preferred Stock have a one-year option to convert their shares of Series E Preferred Stock to common stock of the Company.											Shares of Series I Preferred Stock are redeemable at $1,000 per share, at the option of the holder, beginning on the 31st day after the associated registration statement is declared effective by the Securities and Exchange Commission and until the Company has redeemed up to $750,000 of Series I Preferred Stock.
Diluted weighted average common shares outstanding		2,103,957		1,341,110	1,553,555	1,003,264													23,293,425	52,251,924	3,616,039				57,383,496	52,251,924	3,616,039			57,383,496	52,251,924	3,616,039				57,383,496	52,251,924	3,616,039			57,383,496	52,251,924							57,383,496	52,251,924
Common shares issued for acquisition													40,000																																	4,150
Shares redeemable on demand on November 27, 2012																																											3,000
Description of additional redeemable preferred stock																																												The holders of Series F Preferred Stock my also request that an additional 575 shares of Series F Preferred Stock be redeemed beginning on September 17, 2013, and that an additional 575 shares of Series F Redeemable Preferred Stock be redeemed beginning on September 17, 2014.
Maximum percentage of dividend received by holder																																																50.00%
Conversion price of preferred stock																																				$ 3	$ 3.96							$ 3	$ 3.9625				$ 3	$ 3.9625		$ 3	$ 3.9625
Description of market capitalization of common stock																													Holders of Series C Preferred Stock have a two-year option to convert their shares of Series C Preferred Stock to common stock at a rate per share equal to 0.025% of the issued and outstanding common stock at the time of the conversion.						The Series D Preferred Stock is non-voting, non-redeemable and is convertible at any time the market capitalization of the Company's common stock exceeds $15 million or the shares of common stock are trading at a per share price in excess of $43.75 per share for a 10-day trading period.													The shares of Series H Preferred Stock are convertible into a number of shares of common stock amounting to 4.49% of the fully-diluted capitalization of the Company.

Preferred Dividends (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Dividends on Preferred Stock
Accrued Dividends	$ 591,085	$ 843,215
Series C Preferred Stock [Member]
Dividends on Preferred Stock
Preferred Shares Outstanding	1,500	1,500
Dividend rate per month	10.00%	10.00%
Accrual Period	January - March	January - December
Accrued Dividends	44,384	175,450
Series D Preferred Stock [Member]
Dividends on Preferred Stock
Preferred Shares Outstanding	42	608
Dividend rate per month	10.00%	10.00%
Accrual Period	January - March	January - December
Accrued Dividends	5,111	61,340
Series E Preferred Stock [Member]
Dividends on Preferred Stock
Preferred Shares Outstanding	2,875	2,575
Dividend rate per month	12.00%	12.00%
Accrual Period	January - March	September - December
Accrued Dividends	81,600	82,675
Series F Preferred Stock [Member]
Dividends on Preferred Stock
Preferred Shares Outstanding	4,150	4,150
Dividend rate per month	12.00%	12.00%
Accrual Period	January - March	September - December
Accrued Dividends	120,805	145,250
Series H Preferred Stock [Member]
Dividends on Preferred Stock
Preferred Shares Outstanding	1,425	1,425
Dividend rate per month	10.00%	10.00%
Accrual Period	January - March	October - December
Accrued Dividends	$ 339,185	$ 378,500

Preferred Dividends (Details Textual)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Series C Preferred Stock
Preferred Dividends (Textual)
Dividend rate per month		10.00%	10.00%
Cumulative dividends rate maximum		12.00%	12.00%
Series D Preferred Stock [Member]
Preferred Dividends (Textual)
Dividend rate per month		10.00%	10.00%
Share issued in exchange for conversion of preferred stock	566	(566)	(400)
Series H Preferred Stock [Member]
Preferred Dividends (Textual)
Dividend rate per month		10.00%	10.00%
Accrual period in months		5 months	5 months
Cumulative dividends rate maximum		150.00%	150.00%
Series E Preferred Stock [Member]
Preferred Dividends (Textual)
Dividend rate per month		12.00%	12.00%
Preferred stock, Additional subscriptions received		300

Related Parties (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of loans from related parties
Loans from related parties	$ 700,092	$ 483,796	$ 941,418
Less: current portion of debt	(594,398)	(378,102)	(5,364)
Long term portion of notes payable, related parties	105,694	105,694	936,054
Principal Shareholders [Member]
Components of loans from related parties
Loans from related parties			1,635
Tekmark and MMD Genesis [Member]
Components of loans from related parties
Loans from related parties	575,000	350,000	825,761
Former owner of Tropical [Member]
Components of loans from related parties
Loans from related parties	105,694	105,694	110,293
Former owner of ERFS [Member]
Components of loans from related parties
Loans from related parties		8,700
Former owners of RM Leasing [Member]
Components of loans from related parties
Loans from related parties	$ 19,398	$ 19,402	$ 3,729

Related Parties (Details Textual) (USD $)	3 Months Ended	12 Months Ended						18 Months Ended						1 Months Ended			7 Months Ended				0 Months Ended				0 Months Ended	3 Months Ended			3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2013	Sep. 30, 2012	Sep. 13, 2012	Sep. 30, 2011	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Charles Miller, Director [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Mark Munro, Chief Executive Officer [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Mark Durfee, Director [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Forward Investment LLC [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Mark Munro 1996 Charitable Trust [Member]	Jul. 31, 2012 Series C Preferred Stock [Member]	Jul. 31, 2012 Series C Preferred Stock [Member] Mark Munro, Chief Executive Officer [Member]	Jul. 31, 2012 Series C Preferred Stock [Member] Neal Oristano, Director [Member]	Mar. 31, 2013 Series E Preferred Stock Financing [Member]	Mar. 31, 2013 Series E Preferred Stock Financing [Member] Mark Munro, Chief Executive Officer [Member]	Mar. 31, 2013 Series E Preferred Stock Financing [Member] Charles K. Miller, Director [Member]	Sep. 13, 2012 Digital Comm, Inc. [Member]	Jul. 05, 2011 Tekmark Global Solutions, LLC [Member] Master Funding Agreement [Member]	Mar. 31, 2013 Tekmark Global Solutions, LLC [Member] Master Funding Agreement [Member]	Dec. 31, 2012 Tekmark Global Solutions, LLC [Member] Master Funding Agreement [Member]	Dec. 31, 2011 Tekmark Global Solutions, LLC [Member] Master Funding Agreement [Member]	Jul. 05, 2011 MMD Genesis LLC [Member] Master Funding Agreement [Member]	Mar. 31, 2013 MMD Genesis LLC [Member] Master Funding Agreement [Member]	Dec. 31, 2012 MMD Genesis LLC [Member] Master Funding Agreement [Member]	Dec. 31, 2011 MMD Genesis LLC [Member] Master Funding Agreement [Member]	Mar. 31, 2013 Tekmark and MMD Genesis [Member]	Dec. 31, 2012 Tekmark and MMD Genesis [Member]	Dec. 31, 2011 Tekmark and MMD Genesis [Member]	Dec. 31, 2011 Tekmark and MMD Genesis [Member] Master Funding Agreement [Member]	Jul. 05, 2011 Tekmark and MMD Genesis [Member] Master Funding Agreement [Member]	Mar. 31, 2013 Former owner of Tropical [Member]	Dec. 31, 2012 Former owner of Tropical [Member]	Dec. 31, 2011 Former owner of Tropical [Member]
Related Parties (Textual)
Maturity date of notes																													June 2013	June 2013	June 2013			November 2016	November 2016	November 2016
Maturity period of notes																					2 years				2 years	2 years
Monthly interest rate on promissory note																					2.50%				2.50%	2.50%								9.75%	9.75%	9.75%
Monthly interest payment on promissory note																																		$ 1,007	$ 1,007	$ 1,007
Interest rate																													30.00%	30.00%	30.00%		30.00%
Interest expense associated with related-party notes	31,000	4,050	29,893
Original principal amount of debt instrument	210,000			27,500		125,000	180,000														2,000,000				1,000,000
Percentage of outstanding shares of common stock sold												5.00%	5.00%							60.00%
Promissory notes issued in consideration of shares by former president					125,000															125,000
Sale of stock to accredited investors								37,500	263	7,902	12,564	13,615	1,051	1,500	75	50	2,725	25	25
Sale of stock to accredited investors value								2,216,760	25,000	469,460	725,000	825,000	100,000	1,500,000	75,000	50,000	2,875,000	25,000	25,000
Stock price per share														$ 1,000			$ 1,000
Loans from related parties	$ 700,092	$ 483,796	$ 941,418																			$ 0	$ 0	$ 497,381		$ 575,000	$ 350,000	$ 328,380				$ 825,761

Subsequent Events (Details) (USD $)	Mar. 31, 2013	Jan. 31, 2013	Dec. 31, 2012	Sep. 13, 2012	Dec. 31, 2011	Sep. 30, 2011	Apr. 30, 2013 Subsequent Event [Member] ICG USA, LLC [Member]	Apr. 30, 2013 Subsequent Event [Member] ICG USA, LLC [Member] Convertible Promissory Note 1 [Member]	Apr. 15, 2013 Subsequent Event [Member] AW Solutions, Inc. [Member]	Mar. 31, 2013 Subsequent Event [Member] Telco Professional Services Division [Member]	Mar. 31, 2013 Subsequent Event [Member] Integration Partners-NY Corporation [Member]	Apr. 30, 2013 Subsequent Event [Member] Series E Preferred Stock [Member]
Subsequent Events (Textual)
Issuance of company's preferred stock, shares												475
Issuance of company's preferred stock												$ 475,000
Acquisition value of promissory notes							1,500,000	862,500	2,107,804
Aggregate principal amount of note	210,000	27,500		125,000		180,000	1,725,000	750,000	1,136,530
Maximum aggregate amount receivable							1,500,000
Description of debt instrument maturity							Each ICG note matures on the earlier of the following: 1) within three trading days following the earlier of the closing of the Company's proposed public offering resulting in gross proceeds of at least $40 million or 2) any capital raise by the Company of at least $3 million. If the Company does not complete a capital raise by within 180 days of the date of funding, then the lender may elect to be repaid on the applicable ICG Note by either converting the unpaid principal balance by 1) receiving 25% of our future monthly cash flows until such time as the unpaid principal has been repaid, or b) converting the unpaid principal amount into shares of the Company's common stock.
Description of debt conversion							ICG makes the election to convert, the ICG notes are convertible into common shares at a price per share equal to 80% of the lessor of a) the average of the closing bid prices of the common stock for each of the ten trading days preceding the date of conversion, or b) the closing bid price of the Company's common stock on the date of conversion, but in no event less than $2.90 per share.
Description for exercise price of warrant							The ICG warrants are exercisable at an exercise price equal to the lesser of a) 120% of the price per share at which the Company sells its common stock in a public offering or b) the exercise price of any warrants issued to investors in an offering of the Company's securities resulting in gross proceeds of at least $3,000,000, provided however, that if no such offering closes by October 30, 2013, then the exercise price for the ICG warrant will be equal to 120% of the closing price of the Company's common stock on October 26, 2013.
Proceeds from warrant exercises							3,000,000
Warrant maturity term							2 years
Conversion price per share			$ 0.86		$ 1.06		$ 2.9
Percentage of company common stock converted on date of issuance of note							50.00%
Up-front interest charge								112,500
Total purchase price									10,263,844
Cash paid to entity for acquisition									500,000
Business acquisition, value of shares issued									2,607,804
Contingent consideration/working capital adjustment									$ 3,911,706
Maturity period of promissory note									45 days
Purchase Agreement, Additional Consideration Description									As additional consideration, the Company agreed to pay the AWS Entity sellers one year after the acquisition date an amount of cash based on the EBITDA of the AWS Entities for the twelve months from date of acquisition. The Company also agreed to pay the AWS Entity sellers an amount of cash equal to a formula tied to the EBITDA growth for the thirteenth through twenty-fourth months after the acquisition.	The Company agreed to pay Tekmark an amount equal to two times the growth of Telco's adjusted EBITDA in excess of the calculation used for the initial cash payment for each of the two 12-month periods immediately following the closing date.	The Company agreed to pay the IPC shareholders an amount equal to two (2X) times the growth of IPC's adjusted EBITDA in excess of the calculation used for the initial cash payment for each of the two 12-month periods immediately following the closing date. Any of IPC's shareholders can elect to take the Company's common stock instead of cash at closing, provided that such portion of the purchase price cannot exceed one (1X) times IPC's EBITDA.
Description of purchase price agreement terms										Company will acquire certain assets and assume certain liabilities of Telco in exchange for the following consideration to be paid or issued by the Company at the closing: (i) cash in an amount equal to five times Telco's trailing twelve-month EBITDA, less $2.6 million and (ii) a number of shares of the Company's common stock having a value equal to one times Telco's trailing 12-month EBITDA. The Company and Tekmark are required within 60 days of closing to adjust the initial closing payment such that it equals Telco's true trailing 12-month EBITDA after accounting for any additional liabilities or adjustments. The Company also agreed to make a cash payment in an amount equal to Telco's forward EBITDA calculated for the 12-month period commencing on the day of the first calendar month after the closing date.	The Company will acquire all the capital stock of IPC in exchange for the following consideration to be paid or issued by the Company at the closing: (i) cash in an amount equal to five and two tenths (5.2X) times IPC's trailing 12-month EBITDA, and (ii) a number of shares of the Company's common stock having a value equal to two tenths of one percent (.2X) times IPC's trailing 12-month EBITDA. The Company also agreed to pay an amount equal to six tenths of one percent (.6X) times IPC's forward EBITDA calculated for the 12-month period commencing on the first day of the first calendar month after the closing date.
Purchase agreement price adjustment description										Purchase consideration is also required to be increased by Telco's excess net working capital at closing, which consists of current assets (including accounts receivable), less current liabilities, less total payroll expenses (including applicable fringe benefits) and fixed operating costs for the 60 days prior to closing.
Percentage of total consideration deposited in escrow account											7.00%
Escrow Deposit, Period											9 months